UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/28/19

Item 1. Schedule of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, February 28, 2019 (unaudited)
Franklin Pelagos Commodities Strategy Fund
	Principal
	Amount	Value
U.S. Government and Agency Securities (Cost $10,000,000) 5.9%
FHLMC, 1.25%, 7/26/19	$10,000,000	$9,948,700
Short Term Investments 92.6%
U.S. Government and Agency Securities 91.8%
[a,b] FHLB, 3/01/19	6,309,000	6,309,000
[b] U.S. Treasury Bill,
[a,c] 4/11/19	15,000,000	14,958,995
[a] 7/05/19	15,000,000	14,874,394
7/18/19	35,000,000	34,675,329
8/15/19	39,000,000	38,562,182
10/10/19	44,500,000	43,828,096
Total U.S. Government and Agency Securities (Cost $153,182,691)		153,207,996
Total Investments before Money Market Funds
(Cost $163,182,691)		163,156,696

	Shares

Money Market Funds (Cost $1,281,404) 0.8%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 2.06%	1,281,404	1,281,404
Total Investments (Cost $164,464,095) 98.5%		164,438,100
[f] Other Assets, less Liabilities 1.5%		2,458,321
Net Assets 100.0%		$166,896,421

aA portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.
bThe security was issued on a discount basis with no stated coupon rate.
cA portion or all of the security has been segregated as collateral for open futures contracts. At February 28, 2019, the value of this security and/or cash pledged amounted to
$3,724,789, representing 2.2% of net assets.
dSee Note 4 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day effective yield at period end.
fIncludes unrealized appreciation/depreciation on open commodity futures and swap contracts, as well as other assets and liabilities.

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments. | 1

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

At February 28, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts[a]

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Commodity Contracts
Brent Crude Oil	Long	73	$4,840,630	3/29/19	$302,767
Coffee	Long	76	2,805,825	5/20/19	(111,421)
Copper	Long	47	3,463,900	5/29/19	122,183
Cotton	Long	65	2,366,650	5/08/19	49,372
Gold 100 Oz	Long	22	2,895,420	4/26/19	38,606
Natural Gas	Long	73	2,060,790	4/26/19	136,300
RBOB Gasoline	Long	53	3,930,671	4/30/19	207,399
Silver	Long	35	2,735,950	5/29/19	(22,326)
Soybean	Long	66	3,003,825	5/14/19	(52,194)
Soybean Meal	Long	171	5,232,600	5/14/19	(60,418)
Total Futures Contracts.					$610,268

*As of period end.

At February 28, 2019, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 3.

Commodity-Linked Total Return Swap Contracts[a]
						Value/
	Pay					Unrealized
	Fixed	Payment		Maturity	Notional	Appreciation
Underlying Instruments	Rate	Frequency	Counterparty	Date	Value	(Depreciation)
OTC Swap Contracts
Long[b]
FP Custom Master Index[c]	0.22%	Atmaturity	MSCS	3/07/19	$132,859,337	$345,913
Morgan Stanley MSCBBCV3 Index[c]	0.00%	Atmaturity	MSCS	3/29/19	20,100,000	—
Morgan Stanley MSCBBE03 Index[c]	0.00%	Atmaturity	MSCS	3/29/19	13,400,000	—
Morgan Stanley MSCBBEA1 Index[c]	0.60%	Atmaturity	MSCS	3/07/19	10,695,524	95,524
TotalCommodity-LinkedTotalReturnSwapContracts						$441,437

aA portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.
bThe Fund receives the total return on the underlying instrument and pays a fixed financing rate.
cRepresents a custom index comprised of a basket of underlying instruments. Additional information regarding the underlying instruments and their respective values including fees are as follows:

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

Commodity-Linked Total Return Swap Contracts[a] (continued)

		Value/
		Unrealized	Percentage of
		Appreciation	Net Assets
Underlying Instruments	Notional Value[d]	(Depreciation)	(%)
FPCustom Master Index
BloombergCommodityAluminumSubindex	$3,985,780	$(3,899)	(—)[e]
BloombergCommodityBrentCrudeOilSubindex	12,754,496	722,177	0.5
BloombergCommodityCoffeeSubindex	3,587,202	(339,328)	(0.2)
Bloomberg Commodity Copper Subindex	12,621,637	462,386	0.3
BloombergCommodityCornSubindex	9,433,013	(420,194)	(0.3)
BloombergCommodityCottonSubindex	2,391,468	(68,790)	(—)[e]
BloombergCommodityGoldSubindex	19,928,901	23,077	—[e]
BloombergCommodityKansasWheatSubindex	2,125,749	(293,347)	(0.2)
BloombergCommodityLeanHogsSubindex	2,922,905	(240,970)	(0.1)
BloombergCommodityLiveCattleSubindex.	6,775,826	142,612	0.1
BloombergCommodityNaturalGasSubindex	10,363,028	406,461	0.2
BloombergCommodityNickelSubindex	2,524,329	18,805	—[e]
BloombergCommoditySilverSubindex	6,111,530	(64,294)	(—)[e]
Bloomberg Commodity Soybean Meal Subindex	5,314,373	(119,974)	(0.1)
Bloomberg Commodity Soybeans Subindex	6,642,967	(183,710)	(0.1)
Bloomberg Commodity Unleaded Gasoline Subindex	3,852,921	238,094	0.1
BloombergCommodityWheatSubindex	5,181,514	(677,902)	(0.4)
BloombergCommodityWTICrudeOilSubindex	13,551,652	664,228	0.4
BloombergCommodityZincSubindex	2,790,046	80,481	—[e]
Total	$132,859,337	$345,913	0.2
Morgan Stanley MSCBBCV3 Index
BloombergCommodityAluminumSubindex	2,261,250	—	—
BloombergCommodityAluminumSubindex3MonthForward	(2,261,250)	—	—
BloombergCommodityCoffeeSubindex	1,758,750	—	—
BloombergCommodityCoffeeSubindex3MonthForward	(1,758,750)	—	—
Bloomberg Commodity Copper Subindex	(2,261,250)	—	—
Bloomberg Commodity Copper Subindex 3 Month Forward	2,261,250	—	—
BloombergCommodityCornSubindex	1,256,250	—	—
BloombergCommodityCornSubindex3MonthForward	(1,256,250)	—	—
BloombergCommodityCottonSubindex	1,758,750	—	—
BloombergCommodityCottonSubindex3MonthForward	(1,758,750)	—	—
BloombergCommodityLeanHogsSubindex	1,507,500	—	—
BloombergCommodityLeanHogsSubindex3MonthForward.	(1,507,500)	—	—
BloombergCommodityLiveCattleSubindex.	(1,507,500)	—	—
BloombergCommodityLiveCattleSubindex3MonthForward	1,507,500	—	—
Bloomberg Commodity Soybean Meal Subindex	2,261,250	—	—
Bloomberg Commodity Soybean Meal Subindex 3 Month Forward	(2,261,250)	—	—
Bloomberg Commodity Unleaded Gasoline Subindex	(1,005,000)	—	—
Bloomberg Commodity Unleaded Gasoline Subindex 3 Month Forward	1,005,000	—	—
BloombergCommodityWheatSubindex	(1,005,000)	—	—
BloombergCommodityWheatSubindex3MonthForward	1,005,000	—	—
BloombergCommodityWTICrudeOilSubindex	2,512,500	—	—
BloombergCommodityWTICrudeOilSubindex3MonthForward	(2,512,500)	—	—
BloombergCommodityZincSubindex	(1,005,000)	—	—
BloombergCommodityZincSubindex3MonthForward	1,005,000	—	—

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

Commodity-Linked Total Return Swap Contracts[a] (continued)

		Value/
		Unrealized	Percentage of
		Appreciation	Net Assets
Underlying Instruments	Notional Value[d]	(Depreciation)	(%)
Morgan Stanley MSCBBE03 Index
BloombergCommodityAluminumSubindex	$(3,350,000)	$—	—
BloombergCommodityAluminumSubindex3MonthForward	2,010,000	—	—
BloombergCommodityAluminumSubindex6MonthForward	1,340,000	—	—
Bloomberg Commodity Copper Subindex	(3,350,000)	—	—
Bloomberg Commodity Copper Subindex 3 Month Forward	1,675,000	—	—
Bloomberg Commodity Copper Subindex 6 Month Forward	1,675,000	—	—
BloombergCommodityKansasWheatSubindex	(670,000)	—	—
BloombergCommodityKansasWheatSubindex3MonthForward	670,000	—	—
Bloomberg Commodity Soybean Oil Subindex.	(1,005,000)	—	—
Bloomberg Commodity Soybean Oil Subindex 6 Month Forward	1,005,000	—	—
BloombergCommoditySugarSubindex	(3,350,000)	—	—
BloombergCommoditySugarSubindex3MonthForward.	1,340,000	—	—
BloombergCommoditySugarSubindex6MonthForward.	2,010,000	—	—
BloombergCommodityZincSubindex	(1,675,000)	—	—
BloombergCommodityZincSubindex3MonthForward	1,005,000	—	—
BloombergCommodityZincSubindex6MonthForward	670,000	—	—
Morgan Stanley MSCBBEA1 Index
BloombergCommodityAluminumSubindex	(1,786,153)	1,930	—[e]
BloombergCommodityBrentCrudeOilSubindex	1,529,460	86,248	0.1
BloombergCommodityCoffeeSubindex	1,529,460	(143,563)	(0.1)
Bloomberg Commodity Copper Subindex	1,529,460	55,873	—[e]
BloombergCommodityGasOilSubindex	(1,786,153)	(119,598)	(0.1)
BloombergCommodityGoldSubindex	1,529,460	1,957	—[e]
BloombergCommodityHeatingOilSubindex	(1,786,153)	(109,577)	(0.1)
BloombergCommoditySilverSubindex	1,529,460	(15,791)	(—)[e]
Bloomberg Commodity Soybean Oil Subindex.	(1,786,153)	56,249	—[e]
Bloomberg Commodity Soybeans Subindex	1,518,765	(41,539)	(—)[e]
BloombergCommoditySugarSubindex	(1,786,153)	(390)	(—)[e]
Bloomberg Commodity Unleaded Gasoline Subindex	1,529,460	94,112	0.1
BloombergCommodityWheatSubindex	(1,764,760)	229,613	0.2
Total	$—	$95,524	0.1

dNotional value represents the fair value at period end of each underlying instrument (including the financing rate fee which is calculated based on the swap contract’s original notional value of $132,513,424 for the FP Custom Master Index, $20,100,000 for the Morgan Stanley MSCBBCV3 Index, $13,400,000 for the Morgan Stanley MSCBBE03
Index and $10,600,000 for the Morgan Stanley MSCBBEA1 Index, allocated to each underlying instrument on a pro-rata basis).
eRounds to less than 0.1%.

See Abbreviations on page 8.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Statement of Investments (unaudited)

Franklin Pelagos Commodities Strategy Fund

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended February 28, 2019, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 2.06%	556,761	221,003,330	(220,278,687)	1,281,404	$1,281,404	$73,157	$ —	$ —

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

5. INVESTMENTS IN FPC HOLDINGS CORP. (FP SUBSIDIARY)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At February 28, 2019, the FP Subsidiary’s investments as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At February 28, 2019, the net assets of the FP Subsidiary were $39,232,763, representing 23.5% of the Fund’s consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of February 28, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
U.S. Government and Agency Securities	$—	$9,948,700	$—	$9,948,700
Short Term Investments	148,180,400	6,309,000	—	154,489,400
Total Investments in Securities	$148,180,400	$16,257,700	$—	$164,438,100

Other Financial Instruments:
Futures Contracts	$856,627	$—	$—	$856,627
Swap Contracts.	—	441,437	—	441,437
Total Other Financial Instruments	$856,627	$441,437	$—	$1,298,064

Liabilities:
Other Financial Instruments:
Futures Contracts	$246,359	$—	$—	$246,359

[a]For detailed categories, see the accompanying Consolidated Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations
Counterparty	Selected Portfolio
MSCS Morgan Stanley Capital Services LLC	FHLB	Federal Home Loan Bank
	FHLMC	Federal Home Loan Mortgage Corp.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, February 28, 2019 (unaudited)
Franklin K2 Alternative Strategies Fund

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 46.9%
Aerospace & Defense 2.0%
[a]The Boeing Co.	United States	18,897	$8,313,925
[b] Esterline Technologies Corp.	United States	37,625	4,580,844
[a]Harris Corp.	United States	11,827	1,950,627
[a]Heico Corp.	United States	36,127	3,386,184
[b] Kratos Defense & Security Solutions Inc.	United States	28,313	486,700
L3 Technologies Inc.	United States	21,136	4,475,548
Spirit Aerosystems Holdings Inc., A	United States	8,138	804,034
			23,997,862
Air Freight & Logistics 0.4%
[b]CEVA Logistics AG	Switzerland	134,963	4,063,562
[a]United Parcel Service Inc., B	United States	7,806	860,221
			4,923,783
Airlines 0.1%
[c] Delta Air Lines Inc.	United States	1,076	53,348
[b]Deutsche Lufthansa AG	Germany	15,279	390,160
[c] Southwest Airlines Co.	United States	2,994	167,784
			611,292
Auto Components 0.1%
Lear Corp.	United States	6,567	998,644
Automobiles 0.2%
Thor Industries Inc.	United States	43,532	2,810,861
Banks 0.9%
[a] Bank of America Corp.	United States	145,155	4,221,107
Barclays PLC	United Kingdom	108,406	236,036
Cadence Bancorp, A	United States	25,207	503,888
[c]Citigroup Inc.	United States	869	55,599
[a,c] JPMorgan Chase & Co.	United States	33,270	3,472,057
The PNC Financial Services Group Inc.	United States	15,264	1,923,569
			10,412,256
Beverages 0.5%
[a]Brown-Forman Corp., B	United States	1,236	61,170
[b] Davide Campari-Milano SpA	Italy	487,014	4,644,902
Heineken NV	Netherlands	8,053	811,565
[c]Molson Coors Brewing Co., B	United States	865	53,336
			5,570,973
Biotechnology 3.7%
[c] Abbvie Inc.	United States	690	54,676
[b]Aeglea BioTherapeutics Inc.	United States	21,730	181,663
[b] Agios Pharmaceuticals Inc.	United States	8,164	529,599
[b]Aileron Therapeutics Inc.	United States	7,546	12,526
[b]Alexion Pharmaceuticals Inc.	United States	15,706	2,125,493
[b,d] Allogene Therapeutics Inc.	United States	16,128	511,096
Amgen Inc.	United States	297	56,454
[b] Amicus Therapeutics Inc.	United States	117,454	1,421,193
[b]AnaptysBio Inc.	United States	2,160	148,759
[b]Apellis Pharmaceuticals Inc.	United States	13,801	209,085
[b] Argenx SE, ADR	Netherlands	7,488	998,076
[b,e]Ascletis Pharma Inc., 144A	China	163,737	145,804
[b] Assembly Biosciences Inc.	United States	55,463	1,186,354
[b]Audentes Therapeutics Inc.	United States	25,472	779,953

Quarterly Consolidated Statement of Investments | See Notes to the Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[b] BioCryst Pharmaceuticals Inc.	United States	76,199	$629,404
[a,b]BioMarin Pharmaceutical Inc.	United States	41,463	3,866,839
[b] Bluebird Bio Inc.	United States	7,992	1,240,518
[b]Blueprint Medicines Corp.	United States	5,206	427,881
[b] Celgene Corp.	United States	95,875	7,969,130
[b,e] CStone Pharmaceuticals, 144A	China	188,606	297,935
[b]DBV Technologies SA, ADR	France	14,918	121,433
[b] Epizyme Inc.	United States	48,601	629,869
[a,b]Exact Sciences Corp.	United States	27,085	2,464,735
[b] Fate Therapeutics Inc.	United States	6,524	102,492
[b]Fibrogen Inc.	United States	8,477	489,971
[c]Gilead Sciences Inc.	United States	231	15,020
[b] GlycoMimetics Inc.	United States	38,420	472,182
[b]Gossamer Bio Inc.	United States	19,003	414,835
[b] Immunogen Inc.	United States	27,377	129,219
[b]Immunomedics Inc.	United States	74,927	1,180,850
[b,e]Innovent Biologics Inc., 144A	China	22,206	67,186
[b] Intercept Pharmaceuticals Inc.	United States	3,543	353,379
[b]Kodiak Sciences Inc.	United States	9,010	63,070
[b] Madrigal Pharmaceuticals Inc.	United States	5,350	702,348
[b]Mirati Therapeutics Inc.	United States	12,686	923,541
[b] Natera Inc.	United States	56,673	897,700
[b]Neurocrine Biosciences Inc.	United States	12,274	948,166
[b]ProQR Therapeutics NV	Netherlands	53,185	708,424
[b] Proteostasis Therapeutics Inc.	United States	83,023	342,055
[b]Repligen Corp.	United States	5,919	352,299
[b] Retrophin Inc.	United States	16,482	371,834
[b]Rubius Therapeutics Inc.	United States	13,468	213,872
[b]Sage Therapeutics Inc.	United States	20,980	3,341,065
[a,b] Sarepta Therapeutics Inc.	United States	25,818	3,723,988
[b,e]Shanghai Junshi Biosciences Co. Ltd., H, 144A	China	51,361	143,946
[b] Spark Therapeutics Inc.	United States	4,957	561,628
[b]Spring Bank Pharmaceuticals Inc.	United States	14,886	154,814
[b]Sutro Biopharma Inc.	United States	4,458	39,230
[b] Vertex Pharmaceuticals Inc.	United States	9,262	1,748,202
[b,d]Viking Therapeutics Inc.	United States	12,427	104,511
			44,574,302
Building Products 0.3%
USG Corp.	United States	85,473	3,684,741
Capital Markets 0.4%
[b,e] Amundi SA, 144A	France	25,181	1,683,010
[b,e]Anima Holding SpA, 144A	Italy	119,944	520,618
[c]LPL Financial Holdings Inc.	United States	633	47,734
Moody's Corp.	United States	15,497	2,682,841
[c]Morgan Stanley	United States	169	7,095
			4,941,298
Chemicals 1.5%
[c] CF Industries Holdings Inc.	United States	1,059	44,690
[a]DowDuPont Inc.	United States	39,356	2,094,920
[b]Ingevity Corp.	United States	29,080	3,350,597
[b] Linde PLC	United Kingdom	13,921	2,411,674

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Chemicals (continued)
The Sherwin-Williams Co.	United States	23,703	$10,268,140
[b,f,g]TerraVia Holdings Inc., Contingent Distribution	United States	1,117,000	—
			18,170,021
Commercial Services & Supplies 0.9%
[b] Atento SA	Spain	138,593	551,600
Cintas Corp.	United States	22,923	4,735,892
[b]Edenred	France	23,263	1,032,488
Republic Services Inc., A	United States	49,664	3,895,148
Waste Management Inc.	United States	337	34,121
			10,249,249
Communications Equipment 0.8%
[b] ARRIS International PLC	United States	227,264	7,199,723
Cisco Systems Inc.	United States	1,124	58,190
[b]Commscope Holding Co. Inc.	United States	106,876	2,491,280
			9,749,193
Construction & Engineering 0.0%†
Fluor Corp.	United States	5,736	215,674
Construction Materials 0.1%
[b] Cemex SAB de CV, ADR	Mexico	72,599	352,105
Vulcan Materials Co.	United States	5,668	631,755
			983,860
Consumer Finance 0.0%†
[c]Capital One Financial Corp.	United States	700	58,506
Navient Corp.	United States	4,144	50,640
			109,146
Containers & Packaging 0.7%
[a] Ball Corp.	United States	156,598	8,578,438
Distributors 0.1%
Pool Corp.	United States	10,082	1,608,482
Diversified Consumer Services 0.1%
[b]Frontdoor Inc.	United States	46,435	1,485,920
Diversified Financial Services 0.3%
[b,d]ARYA Sciences Acquisition Corp.	United States	20,898	215,249
[b]Berkshire Hathaway Inc., B	United States	18,398	3,703,518
Element Fleet Management Corp., Common Subscription Receipt	Canada	9,936	56,855
			3,975,622
Diversified Telecommunication Services 0.4%
[b,e]China Tower Corp. Ltd., H, 144A	China	10,844,000	2,569,488
[b,d] China Unicom Hong Kong Ltd., ADR	China	54,511	643,230
Koninklijke KPN NV	Netherlands	264,340	815,426
[b]ORBCOMM Inc.	United States	47,040	331,632
			4,359,776
Electric Utilities 0.0%†
[c] FirstEnergy Corp.	United States	1,395	56,846
[c]PPL Corp.	United States	1,791	57,617
			114,463
Electrical Equipment 0.0%†
[c]Eaton Corp. PLC	United States	714	56,956

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Electrical Equipment (continued)
[c] Rockwell Automation Inc.	United States	312	$55,710
			112,666
Electronic Equipment, Instruments & Components 0.5%
[c]CDW Corp.	United States	590	55,395
[b] Fabrinet	Thailand	16,075	940,388
[b]Flex Ltd.	Singapore	262,885	2,770,808
[a,b]Itron Inc.	United States	28,042	1,486,506
[b] Trimble Inc.	United States	23,137	925,711
[b]Zebra Technologies Corp., A	United States	1,684	337,659
			6,516,467
Entertainment 1.7%
Entertainment One Ltd.	Canada	86,304	481,228
[b] NetFlix Inc.	United States	2,552	913,871
[b]Nexon Co. Ltd.	Japan	41,560	658,830
[b] Spotify Technology SA	United States	8,709	1,220,479
[a,b]Twenty-First Century Fox Inc., A	United States	284,395	14,342,040
[c] Viacom Inc., B	United States	1,923	56,190
[b]Vivendi SA	France	13,828	404,227
[a]The Walt Disney Co.	United States	24,340	2,746,526
World Wrestling Entertainment Inc., A	United States	136	11,383
			20,834,774
Equity Real Estate Investment Trusts (REITs) 0.0%†
[c]Lamar Advertising Co., A	United States	726	56,316
Food & Staples Retailing 0.4%
[a]Costco Wholesale Corp.	United States	19,602	4,287,741
[c]Walgreens Boots Alliance Inc.	United States	771	54,888
			4,342,629
Food Products 0.1%
[b] Chocoladefabriken Lindt & Spruengli AG	Switzerland	15	1,109,163
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	United States	25,735	1,997,551
[b]ABIOMED Inc.	United States	1,002	335,169
[b] Align Technology Inc.	United States	3,900	1,009,983
[b]Avedro Inc.	United States	6,989	83,868
[b]Boston Scientific Corp.	United States	50,615	2,030,674
Danaher Corp.	United States	6,789	862,339
[b]DexCom Inc.	United States	12,153	1,693,277
[b] Edwards Lifesciences Corp.	United States	9,582	1,622,137
[b]IDEXX Laboratories Inc.	United States	13,367	2,820,838
[b] Inogen Inc.	United States	3,496	375,680
[b] Insulet Corp.	United States	2,010	188,759
[b]Intuitive Surgical Inc.	United States	3,925	2,149,369
[b] iRhythm Technologies Inc.	United States	4,243	406,437
Teleflex Inc.	United States	3,252	942,560
			16,518,641
Health Care Providers & Services 1.1%
[c]AmerisourceBergen Corp., A	United States	629	52,396
Anthem Inc.	United States	5,330	1,602,891
[b]Centene Corp.	United States	19,984	1,216,826
[b,c] Cigna Corp.	United States	11,280	1,967,683

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Health Care Providers & Services (continued)
[c] CVS Health Corp.	United States	842	$48,693
[b]Guardant Health Inc.	United States	9,138	608,956
[b] Healthequity Inc.	United States	4,911	395,237
[a]Humana Inc.	United States	8,760	2,496,951
McKesson Corp.	United States	414	52,644
[a,c] UnitedHealth Group Inc.	United States	17,835	4,319,994
[b]WellCare Health Plans Inc.	United States	3,140	796,241
			13,558,512
Health Care Technology 0.1%
[b] Evolent Health Inc., A	United States	700	9,233
[b]Tabula Rasa HealthCare Inc.	United States	11,781	649,251
[b]Teladoc Health Inc.	United States	5,453	350,955
			1,009,439
Hotels, Restaurants & Leisure 0.2%
[c] Carnival Corp.	United States	975	56,316
[a]Domino's Pizza Inc.	United States	10,435	2,618,559
[c] Starbucks Corp.	United States	778	54,662
[c]Yum! Brands Inc.	United States	575	54,338
			2,783,875
Household Durables 0.5%
D.R. Horton Inc.	United States	15,736	611,973
[b] Mohawk Industries Inc.	United States	23,242	3,163,701
[a,b]NVR Inc.	United States	799	2,093,380
			5,869,054
Independent Power & Renewable Electricity Producers 0.1%
Uniper SE	Germany	34,518	1,005,512
Industrial Conglomerates 0.0%†
Honeywell International Inc.	United States	95	14,637
Smiths Group PLC	United Kingdom	17,888	339,396
			354,033
Insurance 0.4%
[c]Aflac Inc.	United States	1,127	55,381
Kemper Corp.	United States	24,591	2,043,512
[c] MetLife Inc.	United States	1,192	53,866
[c]Prudential Financial Inc.	United States	596	57,127
RSA Insurance Group PLC	United Kingdom	44,331	300,459
[b,d]Trupanion Inc.	United States	57,910	1,757,569
			4,267,914
Interactive Media & Services 1.3%
[a,b]Alphabet Inc., A	United States	3,386	3,814,498
[b] Alphabet Inc., C	United States	1,643	1,840,028
[a,b]Facebook Inc., A	United States	24,206	3,908,059
[b] Tencent Holdings Ltd.	China	94,852	4,057,620
[b]Yandex NV, A	Russia	41,502	1,427,669
[b]Zillow Group Inc., C	United States	600	25,080
			15,072,954
Internet & Direct Marketing Retail 1.2%
[a,b] Alibaba Group Holding Ltd., ADR	China	28,664	5,246,372
[b]Amazon.com Inc.	United States	2,046	3,355,092

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Internet & Direct Marketing Retail (continued)
[a,b] Booking Holdings Inc.	United States	690	$1,170,958
[b,e]Delivery Hero AG, 144A	Germany	18,677	724,000
[a] eBay Inc.	United States	24,013	892,083
[a]Expedia Group Inc.	United States	12,850	1,584,534
[b] Just Eat PLC	United Kingdom	93,615	926,775
[b] Qurate Retail Inc., A	United States	26,301	473,681
			14,373,495
IT Services 4.9%
[c]Accenture PLC, A	United States	5,355	864,190
[c] Automatic Data Processing Inc.	United States	5,385	824,066
Booz Allen Hamilton Holding Corp., A	United States	202	10,678
[c]Broadridge Financial Solutions Inc.	United States	537	54,371
[b] EPAM Systems Inc.	United States	10,783	1,744,474
[b]ExlService Holdings Inc.	United States	35,156	2,158,578
[b] First Data Corp., A	United States	176,307	4,432,358
[b]FleetCor Technologies Inc.	United States	20,396	4,757,979
Genpact Ltd.	United States	116,364	3,865,612
[a]Global Payments Inc.	United States	37,111	4,838,532
[b]GoDaddy Inc., A	United States	25,963	1,938,138
[b] Luxoft Holding Inc.	Switzerland	57,896	3,374,758
[c]MasterCard Inc., A	United States	40,951	9,204,556
Paychex Inc.	United States	738	56,841
[a,b]PayPal Holdings Inc.	United States	75,937	7,447,142
[b,d]StoneCo. Ltd.	Brazil	27,800	845,398
Total System Services Inc.	United States	31,809	3,002,770
[b]VeriSign Inc.	United States	12,341	2,197,192
[c] Visa Inc., A	United States	21,935	3,249,012
[b]WEX Inc.	United States	21,023	3,743,355
			58,610,000
Leisure Products 0.5%
[b]Amer Sports OYJ, A	Finland	52,170	2,364,729
Brunswick Corp.	United States	32,226	1,699,599
Hasbro Inc.	United States	15,278	1,297,102
			5,361,430
Life Sciences Tools & Services 1.7%
Eurofins Scientific SE	Luxembourg	4,033	1,698,231
[b] Gerresheimer AG	Germany	49,128	3,771,941
[a,b]Illumina Inc.	United States	11,900	3,721,963
[b] Iqvia Holdings Inc.	United States	30,694	4,300,229
[a,b]Mettler-Toledo International Inc.	United States	2,525	1,719,298
[b] Pacific Biosciences of California Inc.	United States	158,280	1,157,027
[b]PRA Health Sciences Inc.	United States	3,774	403,743
Thermo Fisher Scientific Inc.	United States	13,300	3,452,281
[b,e] Wuxi Biologics Cayman Inc., 144A	China	29,500	279,977
			20,504,690
Machinery 0.9%
[c]Cummins Inc.	United States	376	57,938
Deere & Co.	United States	9,856	1,616,778
[c] Illinois Tool Works Inc.	United States	408	58,785
[b]Navistar International Corp.	United States	6,902	264,830

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Machinery (continued)
Oshkosh Corp.	United States	7,952	$618,745
[c]PACCAR Inc.	United States	27,844	1,887,824
[a] Stanley Black & Decker Inc.	United States	13,182	1,745,692
[a]Trinity Industries Inc.	United States	83,952	1,965,316
Xylem Inc.	United States	39,277	2,967,377
			11,183,285
Marine 0.1%
[b] Star Bulk Carriers Corp.	Greece	158,234	1,169,349
Media 1.4%
Comcast Corp., A	United States	36,416	1,408,207
ITV PLC	United Kingdom	293,248	509,912
[b] Liberty Global PLC, C	United Kingdom	36,988	939,125
[c]Nexstar Media Group Inc., A	United States	633	61,863
[c]Omnicom Group Inc.	United States	701	53,066
[b] Postmedia Network Canada Corp., B	Canada	666,338	1,620,336
[c]Sinclair Broadcast Group Inc., A	United States	1,690	61,009
Sirius XM Holdings, Inc.	United States	8,942	53,026
[b]Stroeer SE & Co. KGaA	Germany	2,829	167,811
[a] Tribune Media Co., A	United States	257,026	11,882,312
			16,756,667
Metals & Mining 0.9%
[b] Aurubis AG	Germany	1,551	85,333
Cleveland-Cliffs Inc.	United States	61,796	685,318
First Quantum Minerals Ltd.	Zambia	163,569	1,875,646
[a]Rio Tinto PLC, ADR	Australia	30,446	1,771,957
Teck Resources Ltd., B	Canada	264,225	5,929,209
Warrior Met Coal Inc.	United States	27,035	791,585
			11,139,048
Multiline Retail 0.0%†
[c]Kohl's Corp.	United States	836	56,455
Multi-Utilities 0.1%
[c]Dominion Energy Inc.	United States	778	57,642
[b] Innogy SE	Germany	27,601	1,171,338
			1,228,980
Oil, Gas & Consumable Fuels 0.5%
Anadarko Petroleum Corp.	United States	1,101	47,894
Canadian Natural Resources Ltd.	Canada	2,000	56,811
Concho Resources Inc.	United States	6,227	684,970
EnCana Corp.	Canada	6,937	50,293
[a] Equitrans Midstream Corp.	United States	91,004	1,605,311
[b] Halcon Resources Corp., wts., 9/09/20	United States	2,159	43
[a]Hess Corp.	United States	62,838	3,635,178
[c] Marathon Petroleum Corp.	United States	832	51,592
[a,c]Plains GP Holdings LP, A	United States	2,284	52,966
[b] Ship Finance International Ltd.	Norway	3,267	40,478
[b]Whiting Petroleum Corp.	United States	4,509	109,884
			6,335,420
Paper & Forest Products 0.0%†
[c]Domtar Corp.	United States	628	31,971

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Pharmaceuticals 1.2%
[b] Aerie Pharmaceuticals Inc.	United States	20,503	$956,875
[c]Allergan PLC	United States	4,245	584,579
AstraZeneca PLC, ADR	United Kingdom	52,400	2,178,792
[c]Bristol-Myers Squibb Co.	United States	30,685	1,585,187
[b] Charlottes Web Holdings Inc.	United States	23,414	352,291
[b] Eli Lilly & Co.	United States	16,201	2,046,024
[b]GW Pharmaceuticals PLC, ADR	United Kingdom	6,397	1,100,348
Hikma Pharmaceuticals PLC	Jordan	10,168	225,019
[b,e]Hua Medicine, 144A	China	129,595	146,934
[c] Johnson & Johnson	United States	390	53,290
[b]Marinus Pharmaceuticals Inc.	United States	98,167	336,713
[c]Merck & Co. Inc.	United States	25,356	2,061,189
[b] Mylan NV	United States	14,191	374,500
Novo Nordisk AS, ADR	Denmark	16,924	828,430
[b,d] Ocular Therapeutix Inc.	United States	37,269	165,847
Pfizer Inc.	United States	14,577	631,913
[b,d]Restorbio Inc.	United States	34,167	292,470
Takeda Pharmaceutical Co. Ltd.	Japan	18,879	756,921
[b,c]Tilray Inc.	Canada	84	6,830
			14,684,152
Professional Services 1.3%
[b] CoStar Group Inc.	United States	2,592	1,185,918
Equifax Inc.	United States	21,193	2,320,845
Experian PLC	United Kingdom	57,299	1,492,229
[a,b] Huron Consulting Group Inc.	United States	28,336	1,298,355
[e]Intertrust NV, 144A	Netherlands	190,196	3,593,379
TransUnion	United States	29,303	1,891,802
[b]TriNet Group Inc.	United States	53,027	3,250,025
			15,032,553
Road & Rail 1.8%
[a]CSX Corp.	United States	89,004	6,467,921
[b] DSV A/S	Denmark	48,757	4,055,557
Landstar System Inc.	United States	11,778	1,280,033
[a] Norfolk Southern Corp.	United States	25,957	4,654,090
Old Dominion Freight Line Inc.	United States	2,317	349,334
Union Pacific Corp.	United States	31,964	5,360,363
			22,167,298
Semiconductors & Semiconductor Equipment 2.3%
[a,b] Advanced Micro Devices Inc.	United States	46,949	1,104,710
[b]ASML Holding NV, N.Y. shares, G	Netherlands	4,736	866,072
Broadcom Inc.	United States	197	54,246
[b]First Solar Inc.	United States	42,094	2,212,040
[b]FormFactor Inc.	United States	36,446	577,669
[a,b] Integrated Device Technology Inc.	United States	290,734	14,051,174
Intel Corp.	United States	34,460	1,825,002
[c] KLA-Tencor Corp.	United States	13,154	1,519,156
[b]Lattice Semiconductor Corp.	United States	71,900	848,420
Marvell Technology Group Ltd.	Bermuda	123,325	2,460,334
Microchip Technology Inc.	United States	7,483	650,048
[b]Micron Technology Inc.	United States	31,967	1,306,811
[b,e,g] SunEdison Inc., Contingent Distribution, 144A	United States	35,000	831

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	15,738	$614,569
[c]Texas Instruments Inc.	United States	211	22,319
			28,113,401
Software 3.4%
[b] Adobe Inc.	United States	5,014	1,316,175
[b]Atlassian Corp. PLC, A	United States	13,821	1,485,481
Blackbaud Inc.	United States	11,938	922,091
[b] Ceridian Hcm Holding Inc.	United States	26,600	1,303,932
[b]Guidewire Software Inc.	United States	24,082	2,209,283
[b] HubSpot Inc.	United States	7,405	1,246,854
Intuit Inc.	United States	17,079	4,220,732
[a,c]Microsoft Corp.	United States	87,616	9,815,621
[c] Oracle Corp.	United States	1,075	56,040
[b]Red Hat Inc.	United States	47,599	8,691,577
[b] RingCentral Inc., A	United States	9,500	1,000,255
[a,b]Salesforce.com Inc.	United States	14,274	2,335,940
[b] ServiceNow Inc.	United States	9,165	2,194,468
[b]Splunk Inc.	United States	6,100	828,868
[b]Ultimate Software Group Inc.	United States	3,372	1,117,818
[a,b] Workday Inc., A	United States	10,890	2,155,458
[b]Zscaler Inc.	United States	10,200	506,736
			41,407,329
Specialty Retail 1.3%
[c]American Eagle Outfitters Inc.	United States	2,725	55,590
[c] Best Buy Co. Inc.	United States	811	55,829
[b]Carmax Inc.	United States	30,526	1,895,665
[c] Dick's Sporting Goods Inc.	United States	1,502	58,668
[c]The Home Depot Inc.	United States	58,327	10,798,661
[a,b] MarineMax Inc.	United States	19,763	387,948
Pets at Home Group PLC	United Kingdom	166,908	335,166
[b]Sports Direct International PLC	United Kingdom	180,900	647,348
Tractor Supply Co.	United States	9,096	867,304
			15,102,179
Technology Hardware, Storage & Peripherals 0.8%
Apple Inc.	United States	5,258	910,423
[b]Cray Inc.	United States	24,704	605,989
[a,b] Dell Technologies Inc., C	United States	100,404	5,604,551
[c]Hewlett Packard Enterprise Co.	United States	3,449	56,495
[c] NetApp Inc.	United States	191	12,453
[b]Pure Storage Inc., A	United States	48,005	983,142
Western Digital Corp.	United States	36,376	1,829,713
			10,002,766
Textiles, Apparel & Luxury Goods 0.2%
[b] Capri Holdings Ltd.	United States	29,444	1,342,646
[a]Tapestry Inc.	United States	27,405	957,531
			2,300,177
Tobacco 0.0%†
[c]Altria Group Inc.	United States	1,148	60,167
[c] Philip Morris International Inc.	United States	676	58,771
			118,938

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Trading Companies & Distributors 0.8%
Brenntag AG	Germany	76,556	$3,796,626
[b]Herc Holdings Inc.	United States	49,234	2,166,296
[a,b] United Rentals Inc.	United States	23,108	3,110,106
			9,073,028
Wireless Telecommunication Services 0.3%
Millicom International Cellular SA, IDR	Colombia	43,368	2,610,720
[a,b]T-Mobile U.S. Inc.	United States	18,299	1,321,371
[a] Vodafone Group PLC, ADR	United Kingdom	5,878	104,922
			4,037,013
Total Common Stocks and Other Equity Interests
(Cost $458,805,206)			564,327,429

Exchange Traded Funds 0.0%†
Invesco QQQ Trust Series 1 ETF	United States	2,735	473,675
iShares China Large-Capital ETF	United States	6,287	274,302
Total Exchange Traded Funds (Cost $684,936)			747,977

Convertible Preferred Stocks 0.0%†
Gas Utilities 0.0%†
[b] El Paso Energy Capital Trust I, 4.75%, cvt. pfd.	United States	114	5,727
Health Care Equipment & Supplies 0.0%†
[b] Danaher Corp., 4.75%, cvt. pfd., A	United States	132	135,129
Oil, Gas & Consumable Fuels 0.0%†
[b] Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	139	74,365
Total Convertible Preferred Stocks (Cost $223,234)			215,221

Preferred Stocks 0.1%
Food Products 0.0%†
[b]Bunge Ltd., 4.875%, pfd.	United States	2,819	274,148
Thrifts & Mortgage Finance 0.1%
[b]FHLMC, 8.375%, pfd., Z	United States	35,825	338,904
Total Preferred Stocks (Cost $614,495)			613,052

		Principal
		Amount*

Convertible Bonds 7.1%
Air Freight & Logistics 0.1%
Air Transport Services Group Inc., senior note, 1.125%, 10/15/24	United States	230,000	231,702
[a]Atlas Air Worldwide Holdings Inc., senior note, 1.875%, 6/01/24	United States	803,000	880,383
			1,112,085
Banks 0.1%
[e]Hope Bancorp Inc., senior bond, 144A, 2.00%, 5/15/38	United States	664,000	598,742
Biotechnology 0.6%
Alder Biopharmaceuticals Inc., senior note, 2.50%, 2/01/25	United States	731,000	679,373
BioMarin Pharmaceutical Inc., senior sub. note, 0.599%, 8/01/24	United States	270,000	282,319

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*		Value

Convertible Bonds (continued)
Biotechnology (continued)
Flexion Therapeutics Inc., senior note, 3.375%, 5/01/24	United States	50,000		$44,600
Intercept Pharmaceuticals Inc., senior note, 3.25%, 7/01/23	United States	657,000		617,620
Ionis Pharmaceuticals Inc., senior note, 1.00%, 11/15/21	United States	702,000		869,603
[e]Karyopharm Therapeutics Inc., senior note, 144A, 3.00%, 10/15/25	United States	962,000		531,098
[e] Ligand Pharmaceuticals Inc., senior note, 144A, 0.75%, 5/15/23	United States	985,000		848,904
[a] Neurocrine Biosciences Inc., senior note, 2.25%, 5/15/24	United States	948,000		1,177,890
OPKO Health Inc., senior note, 4.50%, 2/15/25	United States	723,000		685,959
[a] PDL BioPharma Inc., senior note, 2.75%, 12/01/21	United States	742,000		846,303
Radius Health Inc., senior note, 3.00%, 9/01/24	United States	496,000		405,758
Retrophin Inc., senior note, 2.50%, 9/15/25	United States	494,000		451,618
				7,441,045
Building Products 0.0%†
[d,e] Patrick Industries Inc., senior note, 144A, 1.00%, 2/01/23	United States	336,000		303,240
Capital Markets 0.1%
[a] Cowen Inc., senior note, 3.00%, 12/15/22	United States	658,000		711,971
Commercial Services & Supplies 0.1%
RWT Holdings Inc., senior note, 5.625%, 11/15/19	United States	787,000		792,530
Team Inc., senior note, 5.00%, 8/01/23	United States	637,000		654,395
				1,446,925
Communications Equipment 0.2%
[e] CalAmp Corp., senior note, 144A, 2.00%, 8/01/25	United States	907,000		728,213
Finisar Corp., senior bond, 0.50%, 12/15/36	United States	265,000		259,326
Infinera Corp., senior note, 2.125%, 9/01/24	United States	722,000		609,188
[e] Palo Alto Networks Inc., senior note, 144A, 0.75%, 7/01/23	United States	916,000		1,023,326
				2,620,053
Construction & Engineering 0.1%
[e]KBR Inc., senior note, 144A, 2.50%, 11/01/23	United States	526,000		538,348
[h]Mirait Holdings Corp., senior note, Reg S, zero cpn., 12/30/21	Japan	25,000,000	JPY	292,636
Tutor Perini Corp., senior note, 2.875%, 6/15/21	United States	80,000		77,645
				908,629
Construction Materials 0.2%
Cemex SAB de CV, sub. note, 3.72%, 3/15/20	Mexico	2,176,000		2,160,642
Consumer Finance 0.4%
Encore Capital Group Inc., senior note,
[a]2.875%, 3/15/21	United States	339,000		319,831
3.25%, 3/15/22	United States	1,090,000		1,059,441
Ezcorp Inc., senior note,
2.125%, 6/15/19	United States	1,524,000		1,521,685
[e]144A, 2.375%, 5/01/25	United States	779,000		692,032
PRA Group Inc., senior note,
[a]3.00%, 8/01/20	United States	453,000		434,882
3.50%, 6/01/23	United States	802,000		782,952
				4,810,823
Diversified Consumer Services 0.1%
[e]Chegg Inc., senior note, 144A, 0.25%, 5/15/23	United States	661,000		1,031,658
Diversified Financial Services 0.1%
[e]Element Fleet Management Corp., sub. note, 144A, 5.125%,
6/30/19	Canada	967,000	CAD	735,198

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*		Value

Convertible Bonds (continued)
Electric Utilities 0.0%†
[h]The Chugoku Electric Power Co. Inc., senior note, Reg S, zero
cpn., 1/24/20	Japan	30,000,000	JPY	$283,989
Electrical Equipment 0.1%
[a]SolarCity Corp., senior note, 1.625%, 11/01/19	United States	720,000		685,446
Electronic Equipment, Instruments & Components 0.3%
II-VI Inc., senior note, 0.25%, 9/01/22	United States	335,000		376,247
[a] Knowles Corp., senior note, 3.25%, 11/01/21	United States	893,000		1,009,831
OSI Systems Inc., senior note, 1.25%, 9/01/22	United States	837,000		849,555
[e]Vishay Intertechnology Inc., senior note, 144A, 2.25%, 6/15/25	United States	1,388,000		1,369,723
				3,605,356
Energy Equipment & Services 0.1%
[h]Fugro NV, sub. note, Reg S,
4.00%, 10/26/21	Netherlands	600,000	EUR	600,287
4.50%, 11/02/24	Netherlands	300,000	EUR	319,607
Nabors Industries Inc., senior note, 0.75%, 1/15/24	United States	135,000		95,047
SEACOR Holdings Inc., senior bond, 3.00%, 11/15/28	United States	715,000		675,006
				1,689,947
Entertainment 0.2%
[e]iQIYI Inc., senior note, 144A, 3.75%, 12/01/23	China	665,000		847,906
Liberty Media Corp., senior bond,
2.25%, 9/30/46	United States	50,000		25,862
[e]144A, 2.25%, 12/01/48	United States	1,053,000		1,117,448
[e]Sea Ltd., senior note, 144A, 2.25%, 7/01/23	Thailand	395,000		506,910
				2,498,126
Equity Real Estate Investment Trusts (REITs) 0.4%
[a]Colony Capital Inc., senior note, 3.875%, 1/15/21	United States	165,000		156,965
IH Merger Sub LLC, senior note, 3.50%, 1/15/22	United States	596,000		667,184
[e]IIP Operating Partnership LP, senior note, 144A, 3.75%, 2/21/24	United States	883,000		1,038,863
iStar Inc., senior note, 3.125%, 9/15/22	United States	250,000		228,106
[a]Starwood Waypoint Homes, senior note, 3.00%, 7/01/19	United States	1,916,000		2,413,999
				4,505,117
Health Care Equipment & Supplies 0.1%
[e]CONMED Corp., senior note, 144A, 2.625%, 2/01/24	United States	492,000		520,539
[e] DexCom Inc., senior note, 144A, 0.75%, 12/01/23	United States	417,000		459,462
[e]Wright Medical Group Inc., senior note, 144A, 1.625%, 6/15/23	United States	364,000		405,860
				1,385,861
Health Care Technology 0.2%
[a]Allscripts Healthcare Solutions Inc., senior note, 1.25%, 7/01/20	United States	1,091,000		1,076,708
Evolent Health Inc., senior note,
2.00%, 12/01/21	United States	627,000		615,197
[e]144A, 1.50%, 10/15/25	United States	494,000		394,874
[e]Tabula Rasa Healthcare Inc., senior sub. note, 144A, 1.75%,
2/15/26	United States	657,000		688,615
				2,775,394
Hotels, Restaurants & Leisure 0.1%
Huazhu Group Ltd., senior note, 0.375%, 11/01/22	China	529,000		565,700
Marriott Vacations Worldwide Corp., senior note, 1.50%, 9/15/22	United States	1,041,000		994,240
				1,559,940
Independent Power & Renewable Electricity Producers 0.1%
[e] NRG Energy Inc., senior bond, 144A, 2.75%, 6/01/48	United States	801,000		896,051

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*	Value

Convertible Bonds (continued)
Interactive Media & Services 0.1%
Zillow Group Inc., senior note, 2.00%, 12/01/21	United States	993,000	$1,077,803
Internet & Direct Marketing Retail 0.1%
Ctrip.Com International Ltd., senior note, 1.00%, 7/01/20	China	604,000	587,088
[e]Wayfair Inc., senior note, 144A, 1.125%, 11/01/24	United States	657,000	1,022,024
			1,609,112
IT Services 0.6%
[a] Carbonite Inc., senior note, 2.50%, 4/01/22	United States	378,000	426,643
CSG Systems International Inc., senior bond, 4.25%, 3/15/36	United States	1,041,000	1,091,953
[e]GDS Holdings Ltd., senior note, 144A, 2.00%, 6/01/25	China	581,000	515,253
[a,e] MongoDB Inc., senior note, 144A, 0.75%, 6/15/24	United States	922,000	1,477,324
Okta Inc., senior note, 0.25%, 2/15/23	United States	757,000	1,406,604
[e] Perficient Inc., senior note, 144A, 2.375%, 9/15/23	United States	687,000	690,294
[e]Twilio Inc., senior note, 144A, 0.25%, 6/01/23	United States	741,000	1,328,983
			6,937,054
Machinery 0.2%
[e]Fortive Corp., senior note, 144A, 0.875%, 2/15/22	United States	430,000	448,011
The Greenbrier Cos. Inc., senior note, 2.875%, 2/01/24	United States	878,000	912,463
[a]Navistar International Corp., senior sub. note, 4.75%, 4/15/19	United States	483,000	483,962
			1,844,436
Media 0.2%
DISH Network Corp.,
senior bond, 3.375%, 8/15/26	United States	225,000	193,815
senior note, 2.375%, 3/15/24	United States	370,000	308,011
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	1,122,000	769,972
senior note, 3.75%, 2/15/30	United States	811,000	543,370
			1,815,168
Metals & Mining 0.2%
[a] Cleveland-Cliffs Inc., senior note, 1.50%, 1/15/25	United States	889,000	1,313,942
[e]Endeavour Mining Corp., senior note, 144A, 3.00%, 2/15/23	Ivory Coast	66,000	61,631
[e] First Majestic Silver Corp., senior note, 144A, 1.875%, 3/01/23	Canada	605,000	589,935
SSR Mining Inc., senior bond, 2.875%, 2/01/33	Canada	735,000	743,269
			2,708,777
Mortgage Real Estate Investment Trusts (REITs) 0.0%†
Redwood Trust Inc., senior note, 4.75%, 8/15/23	United States	504,000	475,304
Oil, Gas & Consumable Fuels 0.3%
Chesapeake Energy Corp., senior note, 5.50%, 9/15/26	United States	95,000	87,250
Golar LNG Ltd., senior note, 2.75%, 2/15/22	Bermuda	543,000	519,903
Green Plains Inc., senior note,
3.25%, 10/01/19	United States	1,506,000	1,521,060
4.125%, 9/01/22	United States	623,000	581,337
Ship Finance International Ltd., 5.75%, 10/15/21	Norway	486,000	475,887
[d]SM Energy Co., senior note, 1.50%, 7/01/21	United States	30,000	27,880
[e]Teekay Corp., senior note, 144A, 5.00%, 1/15/23	Bermuda	447,000	336,926
Whiting Petroleum Corp., senior note, 1.25%, 4/01/20	United States	45,000	43,323
			3,593,566
Personal Products 0.1%
[e]Herbalife Nutrition Ltd., senior note, 144A, 2.625%, 3/15/24	United States	724,000	792,118
Pharmaceuticals 0.5%
[e]Aurora Cannabis Inc., senior note, 144A, 5.50%, 2/28/24	Canada	816,000	1,001,130

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*		Value

Convertible Bonds (continued)
Pharmaceuticals (continued)
[e]Canopy Growth Corp., senior note, 144A, 4.25%, 7/15/23	Canada	1,235,000	CAD	$1,364,323
[a] Innoviva Inc., sub. note, 2.125%, 1/15/23	United States	993,000		1,046,590
Jazz Investments I Ltd., senior note, 1.50%, 8/15/24	United States	344,000		333,099
[e] The Medicines Co., senior note, 144A, 3.50%, 1/15/24	United States	610,000		713,842
Pacira Pharmaceuticals Inc., senior note, 2.375%, 4/01/22	United States	493,000		497,789
[e]Tilray Inc., senior note, 144A, 5.00%, 10/01/23	Canada	1,094,000		946,994
				5,903,767
Professional Services 0.0%†
[e] FTI Consulting Inc., senior note, 144A, 2.00%, 8/15/23	United States	164,000		165,025
Real Estate Management & Development 0.1%
Forestar Group Inc., senior note, 3.75%, 3/01/20	United States	403,000		401,727
Redfin Corp., senior note, 1.75%, 7/15/23	United States	694,000		641,083
				1,042,810
Semiconductors & Semiconductor Equipment 0.3%
Inphi Corp., senior note, 0.75%, 9/01/21	United States	921,000		963,021
[a] Microchip Technology Inc., senior sub. bond, 1.625%, 2/15/27	United States	1,196,000		1,377,408
Silicon Laboratories Inc., senior note, 1.375%, 3/01/22	United States	526,000		571,198
Synaptics Inc., senior note, 0.50%, 6/15/22	United States	889,000		819,036
				3,730,663
Software 0.5%
[e] Benefitfocus Inc., senior note, 144A, 1.25%, 12/15/23	United States	820,000		946,143
[e]Five9 Inc., senior note, 144A, 0.125%, 5/01/23	United States	553,000		780,733
j2 Global Inc., senior bond, 3.25%, 6/15/29	United States	332,000		436,210
[e]Liveperson Inc., senior note, 144A, 0.75%, 3/01/24	United States	397,000		397,691
Nuance Communications Inc., senior bond, 1.00%, 12/15/35	United States	1,054,000		985,108
Nutanix Inc., senior note, zero cpn., 1/15/23	United States	823,000		1,010,036
PROS Holdings Inc., senior bond, 2.00%, 6/01/47	United States	912,000		973,110
[e] Rapid7 Inc., senior note, 144A, 1.25%, 8/01/23	United States	526,000		672,152
Rovi Corp., senior note, 0.50%, 3/01/20	United States	55,000		53,078
[e] Splunk Inc., senior note, 144A, 1.125%, 9/15/25	United States	165,000		187,399
Verint Systems Inc., senior note, 1.50%, 6/01/21	United States	70,000		72,862
				6,514,522
Specialty Retail 0.0%†
[e]RH, senior note, 144A, zero cpn., 6/15/23	United States	154,000		156,420
Technology Hardware, Storage & Peripherals 0.1%
Electronics For Imaging Inc., senior note,
0.75%, 9/01/19	United States	328,000		322,763
[e]144A, 2.25%, 11/15/23	United States	821,000		842,165
				1,164,928
Wireless Telecommunication Services 0.1%
[e] Boingo Wireless Inc., senior note, 144A, 1.00%, 10/01/23	United States	822,000		724,555
[a,e]NII Holdings Inc., senior note, 144A, 4.25%, 8/15/23	United States	879,000		841,643
				1,566,198

Total Convertible Bonds (Cost $82,267,217)				84,863,909

Corporate Bonds and Notes 13.2%
Aerospace & Defense 0.2%
[e] Leonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	236,000		206,500
[e]TransDigm Inc., 144A,
senior secured note, 6.25%, 3/15/26	United States	999,000		1,026,472

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Aerospace & Defense (continued)
[e]TransDigm Inc., 144A, (continued)
senior sub. note, 7.50%, 3/15/27	United States	571,000		$575,225
[e]TransDigm UK Holdings PLC, senior note, 144A, 6.875%, 5/15/26	United States	215,000		210,163
Triumph Group Inc., senior note,
4.875%, 4/01/21	United States	321,000		317,790
5.25%, 6/01/22	United States	516,000		500,520
				2,836,670
Air Freight & Logistics 0.0%†
FedEx Corp., senior note, 3.40%, 1/14/22	United States	170,000		171,539
Auto Components 0.0%†
[e]Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II
Finance Inc., senior note, 144A, 7.875%, 10/01/22	United States	448,000		427,840
Automobiles 0.2%
[e,i]BMW US Capital LLC, senior note, 144A, FRN, 3.207%, (3-Month
USD LIBOR + 0.41%), 4/12/21	Germany	465,000		464,520
[e]Daimler Finance North America LLC, senior note, 144A, 3.40%,
2/22/22	Germany	385,000		384,393
General Motors Financial Co. Inc., senior note,
3.70%, 11/24/20	United States	155,000		155,753
[i]FRN, 3.647%, (3-Month USD LIBOR + 0.85%), 4/09/21	United States	275,000		272,437
[e]Hyundai Capital America, senior note, 144A, 3.95%, 2/01/22	United States	375,000		377,316
[e]Nissan Motor Acceptance Corp., senior note, 144A, 3.65%,
9/21/21	United States	375,000		373,508
Toyota Motor Credit Corp., senior note, 3.05%, 1/08/21	United States	325,000		326,421
				2,354,348
Banks 0.5%
[e] Banco Macro SA, senior note, 144A, 17.50%, 5/08/22	Argentina	1,740,000	ARS	29,237
[i]Bank of America NA, senior note, FRN, 2.879%, (3-Month USD
LIBOR + 0.25%), 8/28/20	United States	755,000		755,293
Citibank NA, senior note,
3.05%, 5/01/20	United States	435,000		435,516
[i]FRN, 3.165%, (3-Month USD LIBOR + 0.53%), 2/19/22	United States	250,000		250,160
[i]HSBC Holdings PLC, senior note, FRN, 3.426%, (3-Month USD
LIBOR + 0.65%), 9/11/21	United Kingdom	375,000		375,017
[i]JPMorgan Chase & Co., senior note, FRN, 3.306%, (3-Month
USD LIBOR + 0.68%), 6/01/21	United States	140,000		140,348
[i]JPMorgan Chase Bank NA, senior note, FRN, 2.856%, (3-Month
USD LIBOR + 0.23%), 9/01/20	United States	755,000		754,911
Keybank NA, senior note, 3.30%, 2/01/22	United States	250,000		251,672
Mitsubishi UFJ Financial Group Inc., senior note,
[i]FRN, 3.415%, (3-Month USD LIBOR + 0.65%), 7/26/21	Japan	380,000		380,189
3.535%, 7/26/21	Japan	380,000		382,725
Qwest Capital Funding Inc., senior bond, 6.875%, 7/15/28	United States	260,000		223,600
[e,i]Standard Chartered PLC, senior note, 144A, FRN,
3.911%, (3-Month USD LIBOR + 1.15%), 1/20/23	United Kingdom	200,000		198,906
4.247%, (3-Month USD LIBOR + 1.15%), 1/20/23	United Kingdom	200,000		201,715
US Bank NA, senior note,
3.00%, 2/04/21	United States	375,000		375,983
[d,i]FRN, 3.063%, (3-Month USD LIBOR + 0.38%), 11/16/21	United States	380,000		380,526

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds and Notes (continued)
Banks (continued)
[h]VTB Bank OJSC Via Vtb Capital SA, sub. bond, Reg S, 6.95%,
10/17/22	Russia	486,000	$495,316
Wells Fargo Bank NA, senior note, 3.625%, 10/22/21	United States	250,000	253,259
			5,884,373
Beverages 0.0%†
[d]Anheuser-Busch InBev Worldwide Inc., senior note, 3.75%,
1/15/22	Belgium	380,000	389,064
Biotechnology 0.1%
Celgene Corp., senior note, 2.875%, 8/15/20	United States	195,000	194,503
[i]Gilead Sciences Inc., senior note, FRN, 3.012%, (3-Month USD
LIBOR + 0.22%), 3/20/19	United States	430,000	430,050
			624,553
Capital Markets 0.0%†
[i]The Bank of New York Mellon, senior note, FRN, 2.915%, (3-
Month USD LIBOR + 0.30%), 12/04/20	United States	385,000	385,425
Chemicals 0.1%
Hexion Inc., senior secured note,
[e]144A, 10.375%, 2/01/22	United States	403,000	343,557
[a]6.625%, 4/15/20	United States	702,000	600,210
Hexion Inc. / Hexion Nova Scotia Finance ULC, secured note,
9.00%, 11/15/20	United States	676,000	219,700
			1,163,467
Commercial Services & Supplies 2.4%
[e]GFL Environmental Inc., senior note, 144A, 5.625%, 5/01/22	Canada	543,000	526,710
[e]Harland Clarke Holdings Corp., 144A,
[a]senior note, 9.25%, 3/01/21	United States	14,560,500	14,487,698
senior secured note, 8.375%, 8/15/22	United States	3,207,000	3,006,563
R.R. Donnelley & Sons Co.,
senior bond, 8.875%, 4/15/21	United States	141,000	147,697
senior bond, 6.50%, 11/15/23	United States	3,508,000	3,560,620
senior bond, 6.00%, 4/01/24	United States	2,744,000	2,771,440
senior bond, 6.625%, 4/15/29	United States	201,000	195,472
senior note, 7.00%, 2/15/22	United States	1,338,000	1,364,760
[e]Star Merger Sub Inc., senior secured note, 144A, 6.875%,
8/15/26	United States	576,000	579,073
United Rentals North America Inc., senior bond,
5.50%, 7/15/25	United States	1,536,000	1,574,400
4.875%, 1/15/28	United States	1,100,000	1,053,030
			29,267,463
Communications Equipment 0.0%†
[e] CommScope Finance LLC, senior note, 144A, 8.25%, 3/01/27	United States	115,000	119,606
Construction & Engineering 0.0%†
Great Lakes Dredge & Dock Corp., senior note, 8.00%, 5/15/22	United States	98,000	103,022
Consumer Finance 0.3%
American Express Co., senior note,
3.00%, 2/22/21	United States	165,000	165,080
[i]FRN, 3.333%, (3-Month USD LIBOR + 0.60%), 11/05/21	United States	260,000	260,552
[e]Everi Payments Inc., senior note, 144A, 7.50%, 12/15/25	United States	941,000	943,352
Navient Corp., senior note, 6.75%, 6/15/26	United States	1,925,000	1,852,813
			3,221,797

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds and Notes (continued)
Containers & Packaging 0.1%
[e] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	983,000		$904,360
Distributors 0.1%
[e,j] American News Co. LLC, senior note, 144A, PIK, 8.50%, 9/01/26	United States	1,495,000		1,495,000
Diversified Financial Services 1.0%
[e,i]Banco Supervielle SA, senior note, 144A, FRN, 57.292%, (ARS
Badlar + 4.50%), 8/09/20	Argentina	3,800,000	ARS	96,068
Citizens Bank NA, senior note, 3.25%, 2/14/22	United States	390,000		390,318
[e]Financiera de Desarrollo Territorial SA Findeter, senior bond,
144A, 7.875%, 8/12/24	Colombia	795,000,000	COP	264,461
[h] MDC-GMTN BV, Reg S, 4.50%, 11/07/28	United Arab Emirates	261,000		276,611
[e]Mitsubishi UFJ Lease & Finance Co. Ltd., senior note, 144A,
3.406%, 2/28/22	Japan	320,000		320,869
[e]One Call Corp., 144A,
secured note, second lien, 10.00%, 10/01/24	United States	5,329,000		3,716,977
senior secured note, first lien, 7.50%, 7/01/24	United States	6,616,000		6,202,500
[e]Quicken Loans Inc., senior bond, 144A, 5.25%, 1/15/28	United States	476,000		435,540
[e]Topaz Solar Farms LLC, senior secured bond, 144A, 5.75%,
9/30/39	United States	591,199		591,235
				12,294,579
Diversified Telecommunication Services 0.1%
AT&T Inc., senior note, 3.80%, 3/15/22	United States	530,000		538,565
Telefonica Emisiones SA, senior bond, 5.52%, 3/01/49	Spain	390,000		389,312
				927,877
Electric Utilities 0.4%
[h]1MDB Energy Ltd., senior note, Reg S, 5.99%, 5/11/22	Malaysia	1,300,000		1,325,812
[e]Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter,
9/24/73	Italy	545,000		594,050
[h]Eskom Holdings SOC Ltd., senior bond, Reg S,
5.75%, 1/26/21	South Africa	414,000		412,131
8.45%, 8/10/28	South Africa	894,000		951,319
[e,j]Vertiv Intermediate Holding Corp., senior note, 144A, PIK,
12.00%, 2/15/22	United States	883,000		859,821
				4,143,133
Entertainment 0.1%
Clear Channel Worldwide Holdings Inc., senior sub. note,
7.625%, 3/15/20	United States	1,095,000		1,099,654
Equity Real Estate Investment Trusts (REITs) 0.2%
[e] AHP Health Partners Inc., senior sub. note, 144A, 9.75%, 7/15/26	United States	2,195,000		2,315,725
[h]Country Garden Holdings Co. Ltd., Reg S, 8.00%, 1/27/24	China	400,000		412,479
				2,728,204
Food & Staples Retailing 0.1%
[e,i]Alimentation Couche-Tard Inc., senior note, 144A, FRN, 3.279%,
(3-Month USD LIBOR + 0.50%), 12/13/19	Canada	245,000		244,981
[e]Chobani LLC / Chobani Finance Corp. Inc., senior note, 144A,
7.50%, 4/15/25	United States	544,000		492,320
Unilever Capital Corp., senior note, 3.00%, 3/07/22	United Kingdom	380,000		380,885
				1,118,186
Food Products 0.2%
[i]Campbell Soup Co., senior note, FRN, 3.288%, (3-Month USD
LIBOR + 0.50%), 3/16/20	United States	235,000		234,149

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds and Notes (continued)
Food Products (continued)
[e] Dean Foods Co., senior note, 144A, 6.50%, 3/15/23	United States	2,774,000	$2,108,240
			2,342,389
Health Care Providers & Services 0.2%
[e]Cigna Corp., senior note, 144A, 3.40%, 9/17/21	United States	380,000	382,234
CVS Health Corp., senior note,
2.80%, 7/20/20	United States	390,000	388,171
2.125%, 6/01/21	United States	400,000	390,321
HCA Inc., senior bond, 5.875%, 2/01/29	United States	1,233,000	1,294,650
			2,455,376
Hotels, Restaurants & Leisure 1.4%
[e]The Enterprise Development Authority, senior note, 144A,
12.00%, 7/15/24	United States	1,176,000	1,187,760
[e]Golden Nugget Inc., senior note, 144A,
6.75%, 10/15/24	United States	2,637,000	2,656,778
8.75%, 10/01/25	United States	2,483,000	2,563,697
[e]Mohegan Gaming & Entertainment, senior note, 144A, 7.875%,
10/15/24	United States	8,656,000	8,526,160
[e] Station Casinos LLC, senior note, 144A, 5.00%, 10/01/25	United States	964,000	938,695
[e]Viking Cruises Ltd., senior note, 144A, 5.875%, 9/15/27	United States	381,000	368,515
			16,241,605
Insurance 0.2%
AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	Netherlands	220,000	229,898
[e,i]AIA Group Ltd., senior note, 144A, FRN, 3.312%, (3-Month USD
LIBOR + 0.52%), 9/20/21	Hong Kong	200,000	200,026
[e]Jackson National Life Global Funding, secured note, 144A,
3.30%, 2/01/22	United States	375,000	376,859
Marsh & McLennan Cos. Inc., senior note, 3.50%, 12/29/20	United States	185,000	186,795
[e]Metropolitan Life Global Funding I, secured note, 144A, 3.375%,
1/11/22	United States	210,000	211,223
[e]New York Life Global Funding, secured note, 144A,
2.95%, 1/28/21	United States	230,000	230,259
[i]FRN, 3.054%, (3-Month USD LIBOR + 0.32%), 8/06/21	United States	380,000	380,355
			1,815,415
Internet Software & Services 0.1%
[e]Uber Technologies Inc., senior note, 144A,
[d]7.50%, 11/01/23	United States	370,000	379,250
8.00%, 11/01/26	United States	185,000	193,788
			573,038
IT Services 0.1%
International Business Machines Corp., senior note, 2.50%,
1/27/22	United States	785,000	775,098
Machinery 0.2%
Caterpillar Financial Services Corp., senior note,
3.15%, 9/07/21	United States	265,000	266,811
[i]FRN, 3.018%, (3-Month USD LIBOR + 0.23%), 3/15/21	United States	235,000	234,716
[d]John Deere Capital Corp., senior note, 3.125%, 9/10/21	United States	750,000	754,164
[e] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	985,000	991,206
			2,246,897
Media 3.2%
[e] American Media Inc., sub. note, 144A, zero cpn., 12/01/24	United States	22,077,854	15,012,941
[e]American Media LLC, secured note, 144A, 10.50%, 12/31/26	United States	340,473	339,622

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Corporate Bonds and Notes (continued)
Media (continued)
[e]CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 144A,
5.125%, 5/01/27	United States	841,000	$827,334
5.00%, 2/01/28	United States	2,423,000	2,338,195
[e] CSC Holdings LLC, senior note, 144A, 7.75%, 7/15/25	United States	405,000	433,350
[e]Fox Corp., senior note, 144A, 3.666%, 1/25/22	United States	230,000	232,832
The McClatchy Co.,
senior bond, 6.875%, 3/15/29	United States	4,095,000	5,118,750
[e]senior secured note, 144A, 9.00%, 7/15/26	United States	8,212,000	8,150,410
[e,j]Postmedia Network Inc., secured note, second lien, 144A, PIK,
10.25%, 7/15/23	Canada	5,297,856	5,973,332
			38,426,766
Metals & Mining 0.2%
AK Steel Corp., senior note,
7.625%, 10/01/21	United States	1,349,000	1,365,862
6.375%, 10/15/25	United States	586,000	489,310
[e]SunCoke Energy Partners LP / SunCoke Energy Partners
Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	405,000	413,100
			2,268,272
Multiline Retail 0.1%
[a,e]Neiman Marcus Group Ltd. LLC, senior note, 144A, 8.00%,
10/15/21	United States	2,317,000	1,216,425
Oil, Gas & Consumable Fuels 0.7%
[e]Bellatrix Exploration Ltd., senior note, 144A, 8.50%, 5/15/20	Canada	625,000	428,125
[e] Bruin E&P Partners LLC, senior note, 144A, 8.875%, 8/01/23	United States	390,000	383,175
[d,e]California Resources Corp., secured note, second lien, 144A,
8.00%, 12/15/22	United States	1,025,000	821,281
[h,i]EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN, Reg
S, 8.443%, (3-Month USD LIBOR + 5.63%), 9/24/19	Ecuador	127,421	128,377
[e]Gran Tierra Energy International Holdings Ltd., senior note, 144A,
6.25%, 2/15/25	Canada	200,000	190,750
Gulfport Energy Corp., senior note, 6.00%, 10/15/24	United States	505,000	459,550
Halcon Resources Corp., senior note, 6.75%, 2/15/25	United States	645,000	485,362
[e] Jagged Peak Energy LLC, senior note, 144A, 5.875%, 5/01/26	United States	115,000	116,725
[e]Lonestar Resources America Inc., senior note, 144A, 11.25%,
1/01/23	United States	95,000	93,100
[e]MEG Energy Corp., senior bond, 144A,
6.375%, 1/30/23	Canada	110,000	100,787
7.00%, 3/31/24	Canada	260,000	239,200
[d] Montage Resources Corp., senior note, 8.875%, 7/15/23	United States	195,000	176,475
[e]Par Petroleum LLC / Petroleum Finance Corp., senior secured
note, first lien, 144A, 7.75%, 12/15/25	United States	430,000	402,050
Petrobras Global Finance BV,
senior bond, 5.75%, 2/01/29	Brazil	270,000	270,405
senior bond, 5.625%, 5/20/43	Brazil	110,000	100,512
senior note, 4.375%, 5/20/23	Brazil	132,000	132,693
senior note, 6.25%, 3/17/24	Brazil	822,000	873,170
Petroleos Mexicanos,
senior bond, 5.50%, 1/21/21	Mexico	499,000	506,360
senior note, 4.875%, 1/24/22	Mexico	712,000	709,508
senior note, 3.50%, 1/30/23	Mexico	535,000	499,637
senior note, 4.625%, 9/21/23	Mexico	619,000	594,364

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
[e] Transportadora de Gas del Sur SA, senior note, 144A, 6.75%, 5/02/25	Argentina	155,000	$147,056
[e]Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., senior note, 144A
8.75%, 4/15/23	United States	415,000	337,188
9.75%, 4/15/23	United States	190,000	158,650
[e]YPF Sociedad Anonima, 144A,
senior bond, 6.95%, 7/21/27	Argentina	220,000	196,625
[i]senior note, FRN, 51.729%, (ARS Badlar + 4.00%), 7/07/20	Argentina	245,000	83,885
			8,635,010
Paper & Forest Products 0.5%
Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	6,335,000	6,295,406
Pharmaceuticals 0.1%
Pfizer Inc., senior note, 3.00%, 9/15/21	United States	755,000	759,418
Teva Pharmaceutical Finance Netherlands III BV, senior bond,
3.15%, 10/01/26	Israel	225,000	187,383
			946,801
Real Estate Management & Development 0.0%†
[h]China Evergrande Group, Reg S, 8.25%, 3/23/22	China	200,000	190,737
[h] Shimao Property Holdings Ltd., Reg S, 5.20%, 1/30/25	China	200,000	193,180
			383,917
Road & Rail 0.0%†
[e]Penske Truck Leasing Co. LP / PTL Finance Corp., senior note,
144A, 3.65%, 7/29/21	United States	285,000	286,779
[d] Union Pacific Corp., senior note, 2.95%, 3/01/22	United States	230,000	229,802
			516,581
Software 0.0%†
[e] Rackspace Hosting Inc., senior note, 144A, 8.625%, 11/15/24	United States	358,000	314,145
Specialty Retail 0.0%†
[i]The Home Depot Inc., senior note, FRN, 2.936%, (3-Month USD
LIBOR + 0.31%), 3/01/22	United States	310,000	309,752
Technology Hardware, Storage & Peripherals 0.0%†
[d]Western Digital Corp., senior note, 4.75%, 2/15/26	United States	344,000	325,940
Trading Companies & Distributors 0.1%
H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	747,000	742,331
Total Corporate Bonds and Notes (Cost $148,333,441)			158,491,324

Corporate Bonds and Notes in Reorganization 0.7%
Electric Utilities 0.4%
[k]Bruce Mansfield Unit 1 2007 Pass-Through Trust, secured bond,
6.85%, 6/01/34	United States	5,155,327	4,639,794
Gas Utilities 0.3%
[k]Pacific Gas & Electric Co., senior bond,
5.40%, 1/15/40	United States	597,000	535,808
4.75%, 2/15/44	United States	4,257,000	3,687,626
			4,223,434
Oil, Gas & Consumable Fuels 0.0%†
[h,k]Petroleos de Venezuela SA, senior note, Reg S, 6.00%, 10/28/22	Venezuela	506,036	93,617
Total Corporate Bonds and Notes in Reorganization
(Cost $6,106,461)			8,956,845

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*	Value

[i] Senior Floating Rate Interests 0.6%
Auto Components 0.0%†
Tectum Holdings, Term Loan, 6.243%, (1-Month USD LIBOR +
3.75%), 4/22/24	United States	214,731	$206,679
Automobiles 0.0%†
SAIC Motor Corp. Ltd., 4.243%, (1-Month USD LIBOR + 1.75%),
10/31/25	United States	109,675	108,852
Building Products 0.0%†
Jeld-Wen Inc., 4.80%, (3-Month USD LIBOR + 2.00%), 12/14/24	United States	189,518	187,504
Chemicals 0.1%
Axalta Coating Systems Dutch Holding BV, Term Loan B, 4.55%,
(3-Month USD LIBOR + 1.75%), 6/01/24	United States	147,577	146,246
Consolidated Energy Ltd., Initial Term Loan, 4.994%, (1-Month
USD LIBOR + 2.50%), 5/07/25	United States	118,725	115,460
WR Grace & Co., Term Loan B-1, 4.55%, (3-Month USD LIBOR
+ 1.75%), 4/03/25	United States	149,360	148,333
			410,039
Commercial Services & Supplies 0.0%†
GFL Environmental Inc., Term Loan, 5.493%, (1-Month USD
LIBOR + 3.00%), 5/30/25	United States	11,077	10,920
Communications Equipment 0.0%†
Plantronics Inc., Initial Term Loan B, 4.993%, (1-Month USD
LIBOR + 2.50%), 7/02/25	United States	195,203	193,251
Construction Materials 0.0%†
ABC Supply, Term Loan B, 4.493%, (1-Month USD LIBOR +
2.00%), 10/31/23	United States	114,628	114,091
Summit Materials LLC, 4.493%, (1-Month USD LIBOR + 2.00%),
11/21/24	United States	189,521	188,692
			302,783
Diversified Financial Services 0.1%
The AES Corp., Term Loan, 4.379%, (3-Month USD LIBOR +
1.75%), 5/31/22	United States	204,426	204,170
B.C. Unlimited Liability Co., Term Loan B-3, 4.743%, (1-Month
USD LIBOR + 2.25%), 2/16/24	United States	275,673	274,020
Diversey Inc.,
5.634%, (3-Month USD LIBOR + 3.00%), 9/06/24	United States	479	463
5.744%, (3-Month USD LIBOR + 3.00%), 9/06/24	United States	189,043	182,820
Ziggo BV, Term Loan E, 4.989%, (1-Month USD LIBOR + 2.50%),
4/15/25	United States	200,522	199,967
			861,440
Equity Real Estate Investment Trusts (REITs) 0.0%†
Iron Mountain Inc., Term Loan B, 4.243%, (1-Month USD LIBOR
+ 1.75%), 1/02/26	United States	218,350	214,529
Food & Staples Retailing 0.0%†
ARAMARK Services Inc., Term Loan B-3, 4.243%, (1-Month USD
LIBOR + 1.75%), 3/11/25	United States	189,226	188,674

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*	Value

[i] Senior Floating Rate Interests (continued)
Food Products 0.0%†
JBS USA LLC, Initial Term Loan,
4.993%, (3-Month USD LIBOR + 2.50%), 10/30/22	United States	11,261	$11,245
5.301%, (3-Month USD LIBOR + 2.50%), 10/30/22	United States	65,687	65,597
Post Holdings Inc., Term Loan B, 4.49%, (1-Month USD LIBOR +
2.00%), 5/24/24	United States	113,257	113,117
			189,959
Health Care Technology 0.0%†
Quintiles IMS Inc., Term Loan B-2, 4.803%, (3-Month USD LIBOR
+ 2.00%), 1/17/25	United States	79,000	78,877
Hotels, Restaurants & Leisure 0.0%†
Wyndham Hotels, 4.243%, (1-Month USD LIBOR + 1.75%),
5/30/25	United States	64,838	64,655
Independent Power & Renewable Electricity Producers 0.0%†
Vistra Energy Corp., Term Loan B-3,
4.481%, (1-Month USD LIBOR + 2.00%), 12/31/25	United States	148,202	147,831
4.493%, (1-Month USD LIBOR + 2.00%), 12/31/25	United States	53,328	53,195
			201,026

Internet Software & Services 0.0%†
Uber Technologies Inc., Term Loan, 5.981%, (1-Month USD
LIBOR + 3.50%), 7/13/23	United States	293,545	293,179
IT Services 0.0%†
First Data Corp., Term Loan B, 4.49%, (1-Month USD LIBOR +
2.00%), 7/08/22	United States	167,013	167,020
Global Payments Inc., Term Loan B, 4.243%, (1-Month USD
LIBOR + 1.75%), 10/17/25	United States	95,000	94,505
			261,525
Life Sciences Tools & Services 0.0%†
Iqvia Holdings Inc., Term Loan B, 4.243%, (1-Month USD LIBOR
+ 1.75%), 6/11/25	United States	203,975	203,401
Media 0.1%
Cablevision SA, Term Loan B, 4.739%, (1-Month USD LIBOR +
2.25%), 7/17/25	United States	241,663	239,700
Charter Communications Operating LLC, 4.50%, (1-Month USD
LIBOR + 2.00%), 4/30/25	United States	114,710	114,526
Lamar Media Corp., Term Loan B, 4.25%, (1-Month USD LIBOR
+ 1.75%), 3/14/25	United States	39,700	39,774
UPC Financing Partnership, Term Loan, 4.989%, (1-Month USD
LIBOR + 2.50%), 1/15/26	United States	96,442	96,427
			490,427
Oil, Gas & Consumable Fuels 0.1%
California Resources Corp., Initial Term Loan, 7.243%, (1-Month
USD LIBOR + 4.75%), 12/31/22	United States	873,000	856,267
Gavilan Resources LLC, Initial Term Loan, second lien, 8.49%,
(1-Month USD LIBOR + 6.00%), 3/01/24	United States	200,000	160,500
			1,016,767
Pharmaceuticals 0.0%†
[l]Grifols Worldwide Operations USA Inc., Term Loan, 4.667%, (1-
Week USD LIBOR + 2.25%), 1/31/25	United States	74,810	74,654

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*		Value

[i] Senior Floating Rate Interests (continued)
Pharmaceuticals (continued)
Valeant Bausch, Term Loan B, 5.262%, (1-Month USD LIBOR +
2.75%), 11/27/25	United States	115,500		$115,197
				189,851
Professional Services 0.0%†
On Assignment Inc., Term Loan B-2, 4.493%, (1-Month USD
LIBOR + 2.00%), 4/02/25	United States	43,084		42,886
Semiconductors & Semiconductor Equipment 0.0%†
Microchip Technology Inc., 4.50%, (1-Month USD LIBOR +
2.00%), 5/29/25	United States	78,613		78,466
Textiles, Apparel & Luxury Goods 0.0%†
Hanesbrands Inc., Term Loan B, 4.243%, (1-Month USD LIBOR +
1.75%), 12/16/24	United States	84,151		84,326
Trading Companies & Distributors 0.1%
Reece Ltd., Term Loan B, 4.81%, (3-Month USD LIBOR +
2.00%), 7/02/25	United States	211,201		210,931
United Rentals Inc., 4.243%, (1-Month USD LIBOR + 1.75%),
10/31/25	United States	109,725		109,708
				320,639
Wireless Telecommunication Services 0.1%
Telenet Financing USD LLC, Term Loan B, 4.739%, (1-Month
USD LIBOR + 2.25%), 8/15/26	United States	128,182		126,676
Unitymedia Hessen GmbH & Co. KG,
4.489%, (1-Month USD LIBOR + 2.00%), 6/01/23	United States	80,000		79,600
4.739%, (1-Month USD LIBOR + 2.25%), 9/30/25	United States	301,134		300,004
Virgin Media Talk, Term Loan I, 4.989%, (1-Month USD LIBOR +
2.50%), 1/15/26	United States	115,000		114,411
				620,691

Total Senior Floating Rate Interests (Cost $6,862,449)				6,821,346

Foreign Government and Agency Securities 2.1%
Argentina Treasury Bill, Strip,
4/30/20	Argentina	21,502,465	ARS	639,359
7/31/20	Argentina	10,826,261	ARS	282,692
Government of Argentina,
2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	1,644,071	EUR	1,091,872
[i]senior note, FRN, 53.666%, (ARLLMONP), 6/21/20	Argentina	10,866,182	ARS	306,041
[h]senior note, Reg S, 3.875%, 1/15/22	Argentina	1,171,000	EUR	1,191,219
senior note, 5.625%, 1/26/22	Argentina	2,711,000		2,441,933
senior note, 4.625%, 1/11/23	Argentina	719,000		611,599
[h]Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	467,000		498,996
Government of Brazil, senior bond, 4.875%, 1/22/21	Brazil	640,000		660,480
[h]Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	316,000		345,214
[e] Government of Egypt, senior bond, 144A, 8.70%, 3/01/49	Egypt	200,000		207,903
Government of Indonesia, senior note, 4.45%, 2/11/24	Indonesia	240,000		246,712
[h]Government of Nigeria, senior note, Reg S, 7.625%, 11/21/25	Nigeria	363,000		386,704
[h] Government of Paraguay, senior note, Reg S, 4.625%, 1/25/23	Paraguay	945,000		968,101
Government of Russia,
senior bond, 7.25%, 5/10/34	Russia	69,344,000	RUB	955,039
[h]senior bond, Reg S, 5.25%, 6/23/47	Russia	2,800,000		2,781,864
[h]senior note, Reg S, 5.00%, 4/29/20	Russia	400,000		408,841
[h]senior note, Reg S, 4.50%, 4/04/22	Russia	400,000		409,903

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
		Principal
	Country	Amount*		Value

Foreign Government and Agency Securities (continued)
[h]Government of Saudi Arabia, Reg S,
senior bond, 5.25%, 1/16/50	Saudi Arabia	903,000		$946,480
senior note, 2.375%, 10/26/21	Saudi Arabia	800,000		781,848
Government of South Africa,
5.50%, 3/09/20	South Africa	746,000		759,498
8.75%, 1/31/44	South Africa	24,725,000	ZAR	1,581,435
8.75%, 2/28/48	South Africa	18,908,440	ZAR	1,204,103
R186, 10.50%, 12/21/26	South Africa	32,599,103	ZAR	2,545,477
Government of Turkey, senior bond,
7.00%, 6/05/20	Turkey	1,124,000		1,156,046
5.625%, 3/30/21	Turkey	203,000		205,096
[h]National Highways Authority of India, senior note, Reg S, 7.30%,
5/18/22	India	50,000,000	INR	672,687
Provincia de Buenos Aires,
[i]FRN, 40.326%, (ARS Badlar + 3.83%), 5/31/22	Argentina	18,295,000	ARS	435,472
[h,i]FRN, Reg S, 43.584%, (ARS Badlar + 3.75%), 4/12/25	Argentina	3,670,000	ARS	85,450
[e]senior note, 144A, 6.50%, 2/15/23	Argentina	185,000		158,638
[h]ZAR Sovereign Capital Fund Property Ltd., senior note, Reg S,
3.903%, 6/24/20	South Africa	573,000		572,508
Total Foreign Government and Agency Securities
(Cost $27,173,851)				25,539,210

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 2.1%
Airlines 0.0%†
Latam Airlines Pass Through Trust, 2015-1, B, secured note,
4.50%, 8/15/25	Chile	557,798		542,849
Banks 0.0%†
[e,m]Banco Hipotecario SA, senior note, 144A, FRN,
46.75%, (ARS Badlar + 2.50%), 1/12/20	Argentina	3,890,000	ARS	98,774
41.125%, (ARS Badlar + 4.00%), 11/07/22	Argentina	3,160,000	ARS	76,435
				175,209
Consumer Finance 0.1%
American Express Credit Account Master Trust,
[m]2017-8, A, FRN, 2.609%, (1-Month USD LIBOR + 0.12%),
5/16/22	United States	210,000		209,985
2019-1, A, 2.87%, 10/15/24	United States	115,000		115,356
Capital One Multi-Asset Execution Trust, 2019-A1, A1, 2.84%,
12/16/24	United States	165,000		165,178
[m]Chase Issuance Trust, 2014-A5, A5, FRN, 2.859%, (1-Month
USD LIBOR + 0.37%), 4/15/21	United States	120,000		120,038
Citibank Credit Card Issuance Trust, 2017-A8, A8, 1.86%,
8/08/22	United States	425,000		419,884
Discover Card Execution Note Trust,
[m]2018-A3, A3, FRN, 2.719%, (1-Month USD LIBOR + 0.23%),
12/15/23	United States	345,000		345,035
2019-A1, A1, 3.04%, 7/15/24	United States	155,000		156,601
				1,532,077
Diversified Financial Services 1.3%
[e]Accelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States	87,779		88,166
[e]Adams Outdoor Advertising LP, 2018-1, A, 144A, 4.81%,
11/15/48	United States	189,320		193,119
[e]AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 5.072%, 2/15/40	Cayman Islands	223,584		221,339

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
Ally Auto Receivables Trust, 2016-3, A3, 1.44%, 8/17/20	United States	27,182	$27,138
AmeriCredit Automobile Receivables Trust,
[m]2017-3, A2B, FRN, 2.72%, (1-Month USD LIBOR + 0.24%),
12/18/20	United States	181,814	181,837
2018-2, D, 4.01%, 7/18/24	United States	155,000	156,462
[m]2018-3, A2B, FRN, 2.73%, (1-Month USD LIBOR + 0.25%),
1/18/22	United States	230,000	230,043
2018-3, D, 4.04%, 11/18/24	United States	205,000	207,207
[e]Ascentium Equipment Receivables Trust, 2017-2A, C, 144A,
2.87%, 8/10/22	United States	25,000	24,862
[e]Bayview Opportunity Master Fund IIB Trust, 2018-RN5, A1,
144A, 3.82%, 4/28/33	United States	26,808	26,896
[e]Bayview Opportunity Master Fund IIIA Trust, 2017-RN8, A1,
144A, 3.352%, 11/28/32	United States	18,416	18,424
[e]Bayview Opportunity Master Fund IVA Trust, 2018-RN3, A1,
144A, 3.672%, 3/28/33	United States	15,307	15,359
[e]Bayview Opportunity Master Fund IVB Trust, 144A,
2018-RN9, A1, 4.213%, 10/29/33	United States	100,625	101,039
2019-RN1, A1, 4.09%, 2/28/34	United States	130,000	130,356
[e]Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A,
144A, 4.213%, 12/16/41	United States	221,797	223,059
California Republic Auto Receivables Trust, 2018-1, D, 4.33%,
4/15/25	United States	115,000	116,452
Carmax Auto Owner Trust,
[m]2017-4, A2B, FRN, 2.619%, (1-Month USD LIBOR + 0.13%),
4/15/21	United States	102,024	102,013
2018-2, D, 3.99%, 4/15/25	United States	100,000	101,247
2018-4, D, 4.15%, 4/15/25	United States	60,000	60,771
2019-1, A3, 3.05%, 3/15/24	United States	355,000	356,581
[e]Chesapeake Funding II LLC, 144A,
[m]2017-4A, A2, FRN, 2.829%, (1-Month USD LIBOR + 0.34%),
11/15/29	United States	139,841	139,186
2018-1A, D, 3.92%, 4/15/30	United States	115,000	115,458
[e]Cig Auto Receivables Trust, 2017-1A, A, 144A, 2.71%, 5/15/23	United States	17,580	17,503
[e]Coinstar Funding LLC, 2017-1A, A2, 144A, 5.216%, 4/25/47	United States	240,713	242,197
[e,m]Colony Starwood Homes Trust, 2016-2A, E, 144A, FRN, 5.839%,
(1-Month USD LIBOR + 3.35%), 12/17/33	United States	62,391	62,544
[e]Consumer Loan Underlying Bond Credit Trust, 2017-P1, A, 144A,
2.42%, 9/15/23	United States	8,026	8,021
[e]CPS Auto Receivables Trust, 144A,
2014-B, D, 4.62%, 5/15/20	United States	110,000	110,327
2018-D, C, 3.83%, 9/15/23	United States	100,000	101,213
[e]CSMC Trust, 2018-RPL2, A1, 144A, 4.03%, 8/25/62	United States	222,803	222,798
Drive Auto Receivables Trust,
2018-1, D, 3.81%, 5/15/24	United States	220,000	221,214
[m]2018-5, A2B, FRN, 2.809%, (1-Month USD LIBOR + 0.32%),
7/15/21	United States	305,000	305,088
2018-5, D, 4.30%, 4/15/26	United States	125,000	128,131
[e]Driven Brands Funding LLC, 2018-1A, A2, 144A, 4.739%,
4/20/48	United States	59,550	60,432
[e]DT Auto Owner Trust, 144A,
2016-1A, D, 4.66%, 12/15/22	United States	159,101	160,578
2016-2A, D, 5.43%, 11/15/22	United States	239,317	242,798

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
[e]DT Auto Owner Trust, 144A, (continued)
2018-2A, D, 4.15%, 3/15/24	United States	90,000	$91,173
2018-3A, C, 3.79%, 7/15/24	United States	120,000	120,827
[e]First Investors Auto Owner Trust, 2016-1A, D, 144A, 4.70%,
4/18/22	United States	110,000	111,703
[e]Five Guys Funding LLC, 2017-1A, A2, 144A, 4.60%, 7/25/47	United States	129,025	131,152
Ford Credit Auto Owner Trust,
[e]2014-2, A, 144A, 2.31%, 4/15/26	United States	100,000	99,666
[m]2017-C, A2B, FRN, 2.609%, (1-Month USD LIBOR + 0.12%), 9/15/20	United States	123,459	123,587
[e]GCAT LLC, 144A,
2017-2, A1, 3.50%, 4/25/47	United States	42,548	42,420
2018-1, A1, 3.844%, 6/25/48	United States	72,285	72,028
2018-2, A1, 4.09%, 6/26/23	United States	126,830	127,449
[e]GLS Auto Receivables Trust, 2018-3A, B, 144A, 3.78%, 8/15/23	United States	70,000	70,569
[e,m]Gosforth Funding PLC, 2018-1A, A1, 144A, FRN, 3.101%, (3-
Month USD LIBOR + 0.45%), 8/25/60	United Kingdom	178,031	178,106
[e]Hertz Vehicle Financing II LP, 2017-2A, A, 144A, 3.29%, 10/25/23	United States	100,000	99,169
[e,m]Home Partners of America Trust, 144A, FRN,
2016-2, E, 6.261%, (1-Month USD LIBOR + 3.78%), 10/17/33	United States	100,000	100,213
2016-2, F, 7.181%, (1-Month USD LIBOR + 4.70%), 10/17/33	United States	100,000	100,363
Honda Auto Receivables Owner Trust,
2017-3, A3, 1.79%, 9/20/21	United States	115,000	114,071
2019-1, A3, 2.83%, 3/20/23	United States	150,000	150,196
[e]Horizon Aircraft Finance I Ltd., 2018-1, A, 144A, 4.458%,
12/15/38	United States	261,603	265,870
[e,m]Invitation Homes Trust, 144A, FRN,
2018-SFR1, E, 4.481%, (1-Month USD LIBOR + 2.00%),
3/17/37	United States	100,000	99,401
2018-SFR2, E, 4.489%, (1-Month USD LIBOR + 2.00%),
6/17/37	United States	200,000	198,796
[e]Kestrel Aircraft Funding Ltd., 2018-1A, A, 144A, 4.25%, 12/15/38	United States	246,789	243,711
[e,m]Navistar Financial Dealer Note Master Owner Trust II, 2018-1, A,
144A, FRN, 3.12%, (1-Month USD LIBOR + 0.63%), 9/25/23	United States	60,000	60,006
[e,m]NextGear Floorplan Master Owner Trust, 144A, FRN,
2017-1A, A1, 3.339%, (1-Month USD LIBOR + 0.85%),
4/18/22	United States	240,000	241,244
2017-2A, A1, 3.169%, (1-Month USD LIBOR + 0.68%),
10/17/22	United States	220,000	220,515
2018-1A, A1, 3.129%, (1-Month USD LIBOR + 0.64%),
2/15/23	United States	200,000	200,445
[m]Nissan Auto Lease Trust, 2017-B, A2B, FRN, 2.699%, (1-Month
USD LIBOR + 0.21%), 12/16/19	United States	131,198	131,203
Nissan Auto Receivables Owner Trust,
2016-C, A3, 1.18%, 1/15/21	United States	42,082	41,812
[m]2017-C, A2B, FRN, 2.559%, (1-Month USD LIBOR + 0.07%),
10/15/20	United States	191,155	191,088
2018-A, A3, 2.65%, 5/16/22	United States	250,000	249,764
[m]2018-C, A2B, FRN, 2.659%, (1-Month USD LIBOR + 0.17%),
10/15/21	United States	335,000	335,163

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
[e]OneMain Financial Issuance Trust, 144A,
2015-1A, A, 3.19%, 3/18/26	United States	15,393	$15,418
2015-2A, D, 5.64%, 7/18/25	United States	285,000	286,583
2015-3A, B, 4.16%, 11/20/28	United States	155,000	156,095
2016-2A, B, 5.94%, 3/20/28	United States	335,000	338,434
[e]Oxford Finance Funding LLC, 2019-1A, A2, 144A, 4.459%,
2/15/27	United States	50,000	50,374
[e]Planet Fitness Master Issuer LLC, 2018-1A, A2I, 144A, 4.262%,
9/05/48	United States	169,575	171,091
[e]Progress Residential Trust, 2019-SFR1, E, 144A, 4.466%,
8/17/35	United States	115,000	115,761
[e]RMAT LP, 2018-NPL1, A1, 144A, 4.09%, 5/25/48	United States	114,462	114,624
Santander Drive Auto Receivables Trust,
2018-2, D, 3.88%, 2/15/24	United States	275,000	276,000
2018-3, D, 4.07%, 8/15/24	United States	210,000	212,864
[m]2018-5, A2B, FRN, 2.719%, (1-Month USD LIBOR + 0.23%),
7/15/21	United States	275,000	275,241
2018-5, C, 3.81%, 12/16/24	United States	150,000	151,716
[e]SCF Equipment Leasing LLC, 2018-1A, C, 144A, 4.21%, 4/20/27	United States	255,000	260,443
[e]Shenton Aircraft Investment I Ltd., 2015-1A, A, 144A, 4.75%,
10/15/42	United States	108,635	108,921
[e]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	256,500	254,983
[m] SLM Private Credit Student Loan Trust, 2003-B, FRN,
A3, 4.85%, (28-Day T-Bill), 3/15/33	United States	300,000	302,301
A4, 4.85%, (28-Day T-Bill), 3/15/33	United States	50,000	50,320
[e,m]SMB Private Education Loan Trust, 2017-B, A2B, 144A, FRN,
3.239%, (1-Month USD LIBOR + 0.75%), 10/15/35	United States	100,000	100,030
[e]Sofi Consumer Loan Program Trust, 2018-2, A2, 144A, 3.35%,
4/26/27	United States	155,000	154,951
[e]Sofi Professional Loan Program LLC, 2016-A, B, 144A, 3.57%,
1/26/38	United States	95,051	93,382
[e]Sprite Ltd., 2017-1, B, 144A, 5.75%, 12/15/37	Cayman Islands	228,957	233,402
[e]Stack Infrastructure Issuer LLC, 2019-1A, A2, 144A, 4.54%,
2/25/44	United States	125,000	126,774
[e]Stanwich Mortgage Loan Trust, 2018-NPB1, A1, 144A, 4.016%,
5/16/23	United States	209,712	210,078
[e,m]Starwood Retail Property Trust, 2014-STAR, E, 144A, FRN,
6.639%, (1-Month USD LIBOR + 4.15%), 11/15/27	United States	200,000	153,703
[e]TAL Advantage V LLC, 2013-2A, A, 144A, 3.55%, 11/20/38	United States	47,500	47,287
[e]Thunderbolt Aircraft Lease Ltd., 2017-A, B, 144A, 5.75%, 5/17/32	United States	205,428	211,196
Toyota Auto Receivables Owner Trust,
2016-C, A3, 1.14%, 8/17/20	United States	22,407	22,311
[m]2017-D, A2B, FRN, 2.539%, (1-Month USD LIBOR + 0.05%),
8/17/20	United States	186,016	185,991
[e,m]Verizon Owner Trust, 144A, FRN,
2017-3A, A1B, 2.755%, (1-Month USD LIBOR + 0.27%),
4/20/22	United States	295,000	295,543
2018-1A, A1B, 2.745%, (1-Month USD LIBOR + 0.26%),
9/20/22	United States	175,000	174,955
[e]Veros Automobile Receivables Trust, 2017-1, A, 144A, 2.84%,
4/17/23	United States	24,755	24,715

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
[e]VOLT LXIII LLC, 2018-NPL4, A1A, 144A, 4.336%, 7/27/48	United States	94,037	$94,428
[e]VOLT LXX LLC, 2018-NPL6, A1A, 144A, 4.115%, 9/25/48	United States	106,109	106,339
[e]VOLT LXXII LLC, 2018-NPL8, A1A, 144A, 4.213%, 10/26/48	United States	517,411	515,624
[e]VOLT LXXV LLC, 2019-NPL1, A1A, 144A, 4.336%, 1/25/49	United States	188,550	189,431
[e]Westlake Automobile Receivables Trust, 144A,
2018-1A, D, 3.41%, 5/15/23	United States	60,000	59,934
2018-2A, D, 4.00%, 1/16/24	United States	50,000	50,420
[m]2018-3A, A2B, FRN, 2.839%, (1-Month USD LIBOR + 0.35%),
1/18/22	United States	315,000	315,016
			15,438,247
Equity Real Estate Investment Trusts (REITs) 0.1%
[e]American Homes 4 Rent, 144A,
2014-SFR2, E, 6.231%, 10/17/36	United States	250,000	273,006
2014-SFR3, E, 6.418%, 12/17/36	United States	100,000	110,113
2015-SFR1, E, 5.639%, 4/17/52	United States	210,000	224,666
[e]Colony American Finance Ltd., 2015-1, D, 144A, 5.649%,
10/15/47	United States	115,000	115,377
[e]Diamond Resorts Owner Trust, 144A,
2017-1A, C, 6.07%, 10/22/29	United States	49,397	49,964
2018-1, C, 4.53%, 1/21/31	United States	136,686	137,225
[e]Oak Hill Advisors Residential Loan Trust, 2017-NPL2, A1, 144A,
3.00%, 7/25/57	United States	101,019	99,462
			1,009,813
Mortgage Real Estate Investment Trusts (REITs) 0.6%
[e]Ajax Mortgage Loan Trust, 144A,
2016-C, A, 4.00%, 10/25/57	United States	101,958	102,221
[n]2017-B, A, FRN, 3.163%, 9/25/56	United States	118,696	117,609
American Home Mortgage Investment Trust, FRN,
[n]2004-2, 5A, 5.50%, 2/25/44	United States	8,845	9,054
[m]2006-1, 11A1, 2.77%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	258,796	247,221
[n]ARM Trust, 2005-1, 3A1, FRN, 4.349%, 5/25/35	United States	76,780	77,686
Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%,
10/25/33	United States	7,361	7,572
Banc of America Funding Trust,
2005-5, 1A1, 5.50%, 9/25/35	United States	11,010	11,824
2007-4, 5A1, 5.50%, 11/25/34	United States	111,871	111,095
[n]Banc of America Mortgage Trust, FRN,
2005-A, 2A1, 4.521%, 2/25/35	United States	6,672	6,635
2005-I, 4A1, 4.042%, 10/25/35	United States	83,551	80,950
BCAP LLC Trust, 2007-AA2, 22A1, 6.00%, 3/25/22	United States	72,762	72,286
[e,n]CCRESG Commercial Mortgage Trust, 2016-HEAT, D, 144A,
FRN, 5.488%, 4/10/29	United States	100,000	101,735
Citigroup Mortgage Loan Trust,
[n]2005-3, 2A3, FRN, 4.587%, 8/25/35	United States	49,727	49,331
[e,n]2009-10, 6A2, 144A, FRN, 4.75%, 9/25/34	United States	37,295	37,322
[e,n]2018-A, A1, 144A, FRN, 4.00%, 1/25/68	United States	98,291	98,741
[e]2018-C, A1, 144A, 4.125%, 3/25/59	United States	163,262	163,605
Countrywide Alternative Loan Trust,
2003-22CB, 1A1, 5.75%, 12/25/33	United States	48,310	49,386
2004-16CB, 1A1, 5.50%, 7/25/34	United States	31,379	32,428

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Countrywide Alternative Loan Trust, (continued)
2004-16CB, 3A1, 5.50%, 8/25/34	United States	34,533		$35,631
2004-28CB, 5A1, 5.75%, 1/25/35	United States	6,107		6,116
2004-J10, 2CB1, 6.00%, 9/25/34	United States	91,002		95,003
2004-J3, 1A1, 5.50%, 4/25/34	United States	29,275		29,853
2005-J1, 2A1, 5.50%, 2/25/25	United States	5,654		5,741
[n]Countrywide Home Loans Mortgage Pass-Through Trust, FRN,
2004-12, 8A1, 4.441%, 8/25/34	United States	6,277		6,234
2004-HYB4, 2A1, 4.212%, 9/20/34	United States	69,383		67,541
Credit Suisse First Boston Mortgage Securities Corp.,
2003-27, 4A4, 5.75%, 11/25/33	United States	19,481		19,923
[n]2003-AR26, 7A1, FRN, 4.341%, 11/25/33	United States	6,322		6,383
[n]2003-AR28, 4A1, FRN, 4.664%, 12/25/33	United States	3,035		3,085
[e]CSMC OA LLC, 2014-USA, E, 144A, 4.373%, 9/15/37	United States	300,000		273,110
[m]Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4,
7AR1, FRN, 2.84%, (1-Month USD LIBOR + 0.35%), 6/25/34	United States	62,246		60,794
[m]DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 2.81%, (1-
Month USD LIBOR + 0.33%), 9/19/45	United States	47,679		38,958
[h,m]Dukinfield II PLC, 2016-2, A, FRN, Reg S, 2.158%, (3-Month
GBP LIBOR + 1.25%), 12/20/52	United Kingdom	178,144	GBP	238,254
[h,m]Eurosail-UK PLC, 2007-2X, A3C, FRN, Reg S, 1.05%, (3-Month
GBP LIBOR + 0.15%), 3/13/45	United Kingdom	50,451	GBP	65,333
[m]FHLMC Structured Agency Credit Risk Debt Notes, FRN,
2015-DNA1, M2, 4.34%, (1-Month USD LIBOR + 1.85%),
10/25/27	United States	190,447		192,613
2015-DNA1, M3, 5.79%, (1-Month USD LIBOR + 3.30%),
10/25/27	United States	250,000		274,407
[n]GMACM Mortgage Loan Trust, FRN,
2005-AR1, 3A, 4.707%, 3/18/35	United States	76,892		78,945
2005-AR4, 3A1, 4.223%, 7/19/35	United States	100,316		97,405
[n]GS Mortgage Securities Trust, FRN,
2007-GG10, AM, 5.774%, 8/10/45	United States	16,131		16,270
[e]2011-GC5, D, 144A, 5.391%, 8/10/44	United States	195,000		188,749
GSR Mortgage Loan Trust,
2005-4F, 6A1, 6.50%, 2/25/35	United States	10,505		10,566
[n]2005-AR6, 4A5, FRN, 4.424%, 9/25/35	United States	73,418		74,304
[m]Harborview Mortgage Loan Trust, FRN,
2003-2, 1A, 3.22%, (1-Month USD LIBOR + 0.74%), 10/19/33	United States	60,121		58,561
2004-11, 2A2A, 3.12%, (1-Month USD LIBOR + 0.64%),
1/19/35	United States	116,526		108,913
2004-2, 1A1, 3.00%, (1-Month USD LIBOR + 0.52%), 6/19/34	United States	96,504		95,816
IndyMac Index Mortgage Loan Trust, FRN,
[m]2004-AR12, A1, 3.27%, (1-Month USD LIBOR + 0.78%),
12/25/34	United States	167,335		149,324
[n]2004-AR6, 4A, 4.597%, 10/25/34	United States	176,059		182,508
[m]2004-AR7, A5, 3.71%, (1-Month USD LIBOR + 1.22%),
9/25/34	United States	56,098		52,310
[n]2005-AR11, A3, 3.962%, 8/25/35	United States	64,148		57,409
[m]2006-AR2, 2A1, 2.70%, (1-Month USD LIBOR + 0.21%),
2/25/46	United States	263,751		224,967
[n]JP Morgan Chase Commercial Mortgage Securities Trust, 2007-
LDPX, AM, FRN, 5.464%, 1/15/49	United States	9,783		9,799

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
JP Morgan Mortgage Trust,
[n]2003-A2, 3A1, FRN, 4.151%, 11/25/33	United States	9,354		$9,479
2004-S1, 2A1, 6.00%, 9/25/34	United States	110,835		116,136
[n]2005-A1, 6T1, FRN, 4.557%, 2/25/35	United States	15,693		15,673
[n]2005-A3, 4A1, FRN, 4.815%, 6/25/35	United States	4,470		4,535
[n]2006-A1, 1A2, FRN, 4.688%, 2/25/36	United States	52,409		48,713
[n]2007-A1, 4A2, FRN, 4.564%, 7/25/35	United States	4,512		4,657
[m]Lehman XS Trust Series, 2006-2N, 1A1, FRN, 2.75%, (1-Month
USD LIBOR + 0.26%), 2/25/46	United States	50,584		47,671
[h,m]Ludgate Funding PLC, FRN, Reg S,
2007-1, A2B, 0.665%, (3-Month EURIBOR + 0.16%), 1/01/61	United Kingdom	31,487	EUR	33,609
2008-W1X, A1, 1.51%, (3-Month GBP LIBOR + 0.60%),
1/01/61	United Kingdom	141,410	GBP	181,460
[n]MASTR Adjustable Rate Mortgages Trust, 2004-7, 3A1, FRN,
4.20%, 7/25/34	United States	33,926		33,366
MASTR Alternative Loan Trust,
2004-2, 8A4, 5.50%, 3/25/34	United States	176,368		180,008
2004-8, 2A1, 6.00%, 9/25/34	United States	64,254		69,267
[n]Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN,
4.299%, 5/25/36	United States	6,697		6,790
[e,n]Morgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.485%,
6/15/44	United States	150,000		145,809
[h,m]Newgate Funding PLC, 2007-3X, A2B, FRN, Reg S, 0.289%, (3-
Month EURIBOR + 0.60%), 12/15/50	United Kingdom	66,641	EUR	73,185
[e]PRPM LLC, 144A,
2017-2A, A1, 3.47%, 9/25/22	United States	169,749		169,569
2017-2A, A2, 5.00%, 9/25/22	United States	100,000		99,751
[n]2017-3A, A1, FRN, 3.47%, 11/25/22	United States	83,291		83,099
[m]RALI Trust, 2006-QO4, 2A1, FRN, 2.68%, (1-Month USD LIBOR
+ 0.19%), 4/25/46	United States	73,713		69,346
[e]RCO Mortgage LLC, 2017-1, A1, 144A, 3.375%, 8/25/22	United States	68,310		68,373
Residential Asset Securitization Trust, 2003-A9, A2, 4.00%, 8/25/33	United States	121,108		117,916
[n]RFMSI Trust, FRN,
2005-SA1, 1A1, 4.996%, 3/25/35	United States	114,272		88,619
2006-SA2, 3A1, 4.972%, 8/25/36	United States	130,594		122,703
[h,m]RMAC Securities PLC, 2006-NS1X, A2C, FRN, Reg S, 0.229%,
(3-Month EURIBOR + 0.15%), 6/12/44	United Kingdom	43,870	EUR	47,012
Structured ARM Loan Trust, FRN,
[n]2004-12, 7A3, 4.431%, 9/25/34	United States	12,694		12,897
[m]2005-14, A1, 2.80%, (1-Month USD LIBOR + 0.31%), 7/25/35	United States	284,330		226,559
Structured Asset Securities Corp. Trust, 2005-1, 7A7, 5.50%,
2/25/35	United States	11,637		11,701
[h,m]Towd Point Mortgage Funding PLC, 2016-GR1X, B, FRN, Reg S,
2.325%, (3-Month GBP LIBOR + 1.40%), 7/20/46	United Kingdom	100,000	GBP	132,822
[n]Wells Fargo Bank, N.A., Adjustable Rate Mortgage Trust, 2004-4,
3A1, FRN, 4.134%, 3/25/35	United States	32,297		32,315
Wells Fargo Mortgage Backed Securities Trust,
[n]2003-M, A1, FRN, 4.902%, 12/25/33	United States	18,847		19,388
[n]2004-I, 2A1, FRN, 4.475%, 7/25/34	United States	86,009		88,005
[n]2004-O, A1, FRN, 4.678%, 8/25/34	United States	6,706		6,931
2005-16, A18, 6.00%, 12/25/35	United States	3,571		3,570

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Wells Fargo Mortgage Backed Securities Trust, (continued)
[n]2005-AR10, 2A4, FRN, 4.769%, 5/01/35	United States	9,576	$9,898
[n]2005-AR12, 2A5, FRN, 4.796%, 6/25/35	United States	28,062	28,890
[n]2005-AR2, 3A1, FRN, 5.107%, 3/25/35	United States	34,013	34,826
2006-3, A11, 5.50%, 3/25/36	United States	34,938	35,041
[n]WFRBS Commercial Mortgage Trust, FRN,
[e]2011-C3, D, 144A, 5.683%, 3/15/44	United States	90,000	83,250
[e]2012-C6, D, 144A, 5.582%, 4/15/45	United States	150,000	154,637
2012-C7, C, 4.821%, 6/15/45	United States	25,000	25,104
[e]2012-C7, E, 144A, 4.821%, 6/15/45	United States	75,000	64,191
			7,008,297
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $25,560,432)			25,706,492

Municipal Bonds in Reorganization 0.2%
Puerto Rico 0.2%
[k]Puerto Rico Commonwealth GO, Refunding, Series A,
8.00%, 7/01/35	United States	2,520,000	1,253,700
Public Improvement, 5.50%, 7/01/39	United States	1,115,000	546,350
Public Improvement, 5.00%, 7/01/41	United States	1,000,000	480,000
Public Improvement, 5.75%, 7/01/41	United States	410,000	247,025
Total Municipal Bonds in Reorganization
(Cost $2,582,258)			2,527,075

	Number of	Notional
	Contracts	Amount#

Options Purchased 0.2%
Calls – Exchange-Traded 0.0%†
Alder Biopharmaceuticals Inc., July Strike Price $15.00, Expires
7/19/19	53	5,300	7,155
Allegheny Technologies Inc., April Strike Price $27.50, Expires
4/18/19	100	10,000	21,400
Allegheny Technologies Inc., April Strike Price $30.00, Expires
4/18/19	66	6,600	5,610
Allergan PLC, August Strike Price $165.00, Expires 8/16/19	278	27,800	61,994
Amicus Therapeutics Inc., April Strike Price $13.00, Expires 4/18/19	38	3,800	3,610
Bristol-Myers Squibb Co., March Strike Price $55.00, Expires
3/15/19	814	81,400	40,700
Bristol-Myers Squibb Co., April Strike Price $52.50, Expires
4/18/19	20	2,000	4,700
Carbonite Inc., June Strike Price $35.00, Expires 6/21/19	29	2,900	580
Cemex SAB de CV, ADR, April Strike Price $6.00, Expires 4/18/19	417	41,700	834
Cemex SAB de CV, ADR, July Strike Price $7.00, Expires 7/19/19	33	3,300	132
Cleveland-Cliffs Inc., April Strike Price $10.00, Expires 4/18/19	106	10,600	13,462
Ctrip.com International Ltd., ADR, June Strike Price $35.00,
Expires 6/21/19	35	3,500	8,750
DJ EURO STOXX 50 Index, June Strike Price 3,375.00 EUR,
Expires 6/21/19	75	750	25,763

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of	Notional
	Contracts	Amount#	Value

Options Purchased (continued)
Calls – Exchange-Traded (continued)
DJ EURO STOXX 50 Index, December Strike Price 3,700.00
EUR, Expires 12/20/19	350	3,500	$53,745
DJ EURO STOXX Banks, June Strike Price 100.00 EUR, Expires
6/21/19	250	12,500	36,967
DJ EURO STOXX Banks, December Strike Price 105.00 EUR,
Expires 12/20/19	200	10,000	36,967
DJ EURO STOXX Banks, December Strike Price 115.00 EUR,
Expires 12/20/19	600	30,000	46,067
DJ EURO STOXX Banks, December Strike Price 120.00 EUR,
Expires 12/20/19	137	6,850	7,012
Energy Select Sector SPDR Fund, April Strike Price $70.00,
Expires 4/18/19	85	8,500	2,295
Evolent Health Inc., A, March Strike Price $22.50, Expires 3/15/19	35	3,500	175
Evolent Health Inc., A, April Strike Price $17.50, Expires 4/18/19	33	3,300	561
First Majestic Silver Corp., April Strike Price $7.00, Expires
4/18/19	170	17,000	6,120
Golar LNG Ltd., June Strike Price $25.00, Expires 6/21/19	33	3,300	2,310
Innoviva Inc., June Strike Price $17.50, Expires 6/21/19	53	5,300	6,095
iQIYI Inc., ADR, March Strike Price $22.50, Expires 3/15/19	33	3,300	16,005
iShares MSCI Japan ETF, June Strike Price $55.00, Expires
6/21/19	254	25,400	36,576
iShares Silver Trust, March Strike Price $15.50, Expires 3/15/19	214	21,400	428
Karyopharm Therapeutics Inc., March Strike Price $10.00,
Expires 3/15/19	5	500	10
KBR Inc., March Strike Price $18.00, Expires 3/15/19	34	3,400	5,950
Koninklijke KPN NV, June Strike Price 2.80 EUR, Expires 6/21/19	4,236	423,600	48,182
Newpark Resources Inc., June Strike Price $10.00, Expires
6/21/19	73	7,300	3,103
NII Holdings Inc., March Strike Price $7.50, Expires 3/15/19	79	7,900	790
NII Holdings Inc., June Strike Price $7.50, Expires 6/21/19	73	7,300	1,825
Silicon Laboratories Inc., March Strike Price $85.00, Expires
3/15/19	14	1,400	910
SPDR S&P Homebuilders ETF, March Strike Price $39.00,
Expires 3/04/19	85	8,500	255
Takeda Pharmaceutical Co. Ltd., ADR, April Strike Price $200.00,
Expires 4/18/19	274	27,400	27,400
Technology Select Sector SPDR Fund, March Strike Price
$67.00, Expires 3/15/19	468	46,800	190,944
Technology Select Sector SPDR Fund, April Strike Price $73.00,
Expires 4/18/19	157	15,700	9,734
Telecom Italia SpA, March Strike Price 0.52 EUR, Expires 3/15/19	4,756	4,756,000	130,374
Telecom Italia SpA, June Strike Price 0.54 EUR, Expires 6/21/19	1,076	1,076,000	50,302
Telecom Italia SpA, June Strike Price 0.64 EUR, Expires 6/21/19	1,078	1,078,000	17,166
thyssenkrupp AG, June Strike Price 18.00 EUR, Expires 6/21/19	745	74,500	8,474
thyssenkrupp AG, June Strike Price 22.00 EUR, Expires 6/21/19	1,090	109,000	3,719
Transocean Ltd., April Strike Price $10.00, Expires 4/18/19	66	6,600	561
Vivendi SA, June Strike Price 25.00 EUR, Expires 6/21/19	844	84,400	133,441
Vodafone Group PLC, September Strike Price 150.00 GBP,
Expires 9/20/19	337	337,000	8,940
Vodafone Group PLC, September Strike Price 170.00 GBP,
Expires 9/20/19	1,010	1,010,000	6,698
Vodafone Group PLC, ADR, January Strike Price $20.00, Expires
1/17/20	372	37,200	20,088
			1,114,879

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of	Notional
	Contracts	Amount#		Value

Options Purchased (continued)
Calls - Over-the-Counter 0.0%†
Currency Options 0.0%†
EUR/CHF, Counterparty CSFB, July Strike Price 1.16 EUR,
Expires 7/09/19	1	2,000,000	EUR	$8,376
EUR/USD, Counterparty DBAB, March Strike Price 1.18 EUR,
Expires 3/08/19	1	500,000	EUR	6
EUR/USD, Counterparty JPHQ, March Strike Price 1.20 EUR,
Expires 3/08/19	1	3,000,000	EUR	32
EUR/USD, Counterparty JPHQ, April Strike Price 1.28 EUR,
Expires 4/17/19	1	4,500,000	EUR	65
EUR/USD, Counterparty MSCO, May Strike Price 1.19 EUR,
Expires 5/03/19	1	1,000,000	EUR	878
EUR/USD, Counterparty CSFB, May Strike Price 1.18 EUR,
Expires 5/27/19	1	600,000	EUR	1,623
EUR/USD, Counterparty BNPP, June Strike Price 1.18 EUR,
Expires 6/25/19	1	2,200,000	EUR	12,096
GBP/USD, Counterparty JPHQ, March Strike Price 1.40 GBP,
Expires 3/08/19	1	3,000,000	GBP	645
GBP/USD, Counterparty JPHQ, May Strike Price 1.35 GBP,
Expires 5/16/19	1	500,000	GBP	8,308
GBP/USD, Counterparty JPHQ, May Strike Price 1.35 GBP,
Expires 5/16/19	1	500,000	GBP	7,237
GBP/USD, Counterparty JPHQ, July Strike Price 1.34 GBP,
Expires 7/05/19	1	1,000,000	GBP	26,973
USD/HKD, Counterparty JPHQ, April Strike Price $7.95, Expires
4/02/19	1	4,000,000		36
USD/HKD, Counterparty CSFB, July Strike Price $7.93, Expires
7/18/19	1	2,000,000		342
USD/HKD, Counterparty JPHQ, September Strike Price $7.95,
Expires 9/16/19	1	2,000,000		463
USD/HKD, Counterparty JPHQ, September Strike Price $7.95,
Expires 9/18/19	1	3,000,000		701
USD/HKD, Counterparty CSFB, January Strike Price $7.98,
Expires 1/20/20	1	2,000,000		607
USD/ILS, Counterparty DBAB, August Strike Price $3.71, Expires
8/28/19	1	1,200,000		6,867
USD/MXN, Counterparty JPHQ, April Strike Price $19.75, Expires
4/12/19	1	1,000,000		6,074
USD/TWD, Counterparty JPHQ, April Strike Price $31.50, Expires
4/02/19	1	3,000,000		986
				82,315

Puts – Exchange-Traded 0.2%
Advanced Micro Devices Inc., April Strike Price $21.00, Expires
4/18/19	17	1,700		986
Bristol-Myers Squibb Co., June Strike Price $48.00, Expires
6/21/19	195	19,500		44,850
Celgene Corp., June Strike Price $80.00, Expires 6/21/19	91	9,100		53,417
Celgene Corp., June Strike Price $85.00, Expires 6/21/19	483	48,300		376,740
Cleveland-Cliffs Inc., April Strike Price $7.00, Expires 4/18/19	101	10,100		202
DAX Stock Index, March Strike Price 10,500.00 EUR, Expires
3/15/19	27	135		814
DJ EURO STOXX 50 Index, March Strike Price 3,100.00 EUR,
Expires 3/15/19	54	540		1,228
DJ EURO STOXX 50 Index, April Strike Price 3,150.00 EUR,
Expires 4/18/19	111	1,110		27,145

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of	Notional
	Contracts	Amount#	Value

Options Purchased (continued)
Puts – Exchange-Traded (continued)
EURIBOR 2 Yr. Mid C, March Strike Price 99.50 EUR, Expires
3/15/19	60	150,000	$—
EURIBOR 2 Yr. Mid C, March Strike Price 99.75 EUR, Expires
3/15/19	60	150,000	—
Euro-BOBL, May Strike Price 130.25 EUR, Expires 5/24/19	9	9,000	512
Euro-Bund, March Strike Price 159.50 EUR, Expires 3/22/19	4	4,000	182
Euro-Bund, March Strike Price 160.00 EUR, Expires 3/22/19	6	6,000	410
Ezcorp Inc., A, March Strike Price $7.50, Expires 3/15/19	137	13,700	1,370
GDS Holdings Ltd., ADR, June Strike Price $20.00, Expires
6/21/19	15	1,500	750
Infinera Corp., April Strike Price $4.00, Expires 4/18/19	240	24,000	2,400
Invesco QQQ Trust Series 1 ETF, March Strike Price $160.00,
Expires 3/15/19	755	75,500	13,590
Invesco QQQ Trust Series 1 ETF, April Strike Price $167.00,
Expires 4/18/19	520	52,000	109,200
iShares 7-10 Year Treasury Bond ETF, March Strike Price
$103.00, Expires 3/15/19	88	8,800	880
Materials Select Sector SPDR Fund, March Strike Price $51.00,
Expires 3/15/19	45	4,500	315
The Medicines Co., January Strike Price $20.00, Expires 1/17/20	41	4,100	24,600
Red Hat Inc., March Strike Price $175.00, Expires 3/15/19	71	7,100	710
Russell 2000 Index, April Strike Price $1,530.00, Expires 4/18/19	11	1,100	21,670
S&P 500 Index, March Strike Price $2,600.00, Expires 3/15/19	28	2,800	7,560
S&P 500 Index, March Strike Price $2,650.00, Expires 3/15/19	14	1,400	7,140
S&P 500 Index, March Strike Price $2,600.00, Expires 3/29/19	497	49,700	342,930
S&P 500 Index, April Strike Price $2,700.00, Expires 4/18/19	14	1,400	35,420
S&P 500 Index, June Strike Price $2,400.00, Expires 6/21/19	20	2,000	29,860
SPDR S&P 500 ETF Trust, March Strike Price $277.00, Expires
3/04/19	128	12,800	1,792
SPDR S&P 500 ETF Trust, March Strike Price $279.00, Expires
3/04/19	86	8,600	5,590
SPDR S&P 500 ETF Trust, March Strike Price $240.00, Expires
3/15/19	65	6,500	455
SPDR S&P 500 ETF Trust, April Strike Price $263.00, Expires
4/18/19	209	20,900	35,948
SPDR S&P 500 ETF Trust, April Strike Price $265.00, Expires
4/18/19	38	3,800	7,258
SPDR S&P 500 ETF Trust, May Strike Price $271.00, Expires
5/17/19	31	3,100	13,454
Takeda Pharmaceutical Co. Ltd., ADR, April Strike Price $170.00,
Expires 4/18/19	13	1,300	553
VMware Inc., July Strike Price $170.00, Expires 7/19/19	80	8,000	84,800
The Walt Disney Co., March Strike Price $95.00, Expires 3/15/19	34	3,400	34
The Walt Disney Co., April Strike Price $95.00, Expires 4/18/19	198	19,800	3,564
			1,258,329

Puts- Over-the-Counter 0.0%†
Currency Options 0.0%†
USD/CHF, Counterparty JPHQ, March Strike Price $.94, Expires
3/14/19	1	2,000,000	56
USD/INR, Counterparty MSCS, April Strike Price $69.00, Expires
4/16/19	1	35,000	2,343
USD/JPY, Counterparty CSFB, March Strike Price $107.50,
Expires 3/21/19	1	1,000,000	259

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
	Number of	Notional
	Contracts	Amount#	Value

Options Purchased (continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
USD/JPY, Counterparty JPHQ, April Strike Price $106.00, Expires 4/12/19	1	1,000,000	$468
USD/TRY, Counterparty MSCS, April Strike Price $5.30, Expires 4/17/19	1	1,000,000	6,751
			9,877
Total Options Purchased (Cost $3,143,164)			2,465,400

Total Investments before Short Term Investments
(Cost $762,357,144)			881,275,280

	Country	Shares

Short Term Investments 19.9%
Money Market Funds 15.7%
[p,q]Dreyfus Government Cash Management, Institutional, 2.30%	United States	12,614,356	12,614,356
[p]Fidelity Investments Money Market Government Portfolio,
Institutional, 2.29%	United States	176,298,058	176,298,058
Total Money Market Funds (Cost $188,912,414)			188,912,414

		Principal
		Amount*

Repurchase Agreements (Cost $32,126,871) 2.7%
[r]Joint Repurchase Agreement, 2.575%, 3/01/19 (Maturity Value $32,129,168)	United States	32,126,871	32,126,871
BNP Paribas Securities Corp. (Maturity Value $22,656,847)
Deutsche Bank Securities Inc. (Maturity Value $5,696,180)
HSBC Securities (USA) Inc. (Maturity Value $3,776,141)
Collateralized by U.S. Government Agency Securities, 3.50% - 4.00%,
11/20/45 - 4/20/48; U.S. Treasury Notes, 1.50% - 3.125%, 5/15/21 - 3/31/23;
and U.S. Treasury Notes, Index Linked, 0.375%, 7/15/23 (valued at
$32,783,608)

		Shares

Investments from Cash Collateral Received for Loaned
Securities 0.5%
Money Market Fund 0.4%
[o,p] Institutional Fiduciary Trust Money Market Portfolio, 2.06%	United States	4,453,000	4,453,000
		Principal
		Amount*

Repurchase Agreement 0.1%
[r]Joint Repurchase Agreement, 2.54%, 3/01/19 (Maturity Value $1,114,172)	United States	1,114,093	1,114,093
Merrill Lynch Pierce Fenner & Smith, Inc.
Collateralized by a U.S. Government Agency Obligation, 1.38%, 5/31/20,
(valued at $1,132,469)
Total Investments from Cash Collateral Received for Loaned
Securities (Cost $5,567,093)			5,567,093

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value

Short Term Investments (continued)
U.S. Government and Agency Securities 1.0%
[s]U.S. Treasury Bill,
[a]4/04/19	United States	8,980,000	$8,960,146
6/20/19 – 1/30/20	United States	3,515,000	3,444,621
Total U.S. Government and Agency Securities
(Cost $12,403,801)			12,404,767

Total Investments (Cost $1,001,367,323) 93.1%			1,120,286,425
Options Written (0.1)%			(739,620)
Securities Sold Short (21.9)%			(263,970,822)
Other Assets, less Liabilities 28.9%			347,500,053
Net Assets 100.0%			$1,203,076,036

	Number of	Notional
	Contracts	Amount#

Options Written (0.1)%
Calls – Exchange-Traded (0.0)%†
AbbVie Inc., March Strike Price $85.00, Expires 3/15/19	2	200	$(20)
AbbVie Inc., April Strike Price $87.50, Expires 4/18/19	2	200	(60)
AbbVie Inc., May Strike Price $95.00, Expires 5/17/19	2	200	(36)
Accenture PLC, A, March Strike Price $165.00, Expires 3/15/19	1	100	(80)
Accenture PLC, A, May Strike Price $165.00, Expires 5/17/19	1	100	(385)
Aflac Inc., March Strike Price $50.00, Expires 3/15/19	3	300	(93)
Aflac Inc., May Strike Price $50.00, Expires 5/17/19	3	300	(363)
Allergan PLC, March Strike Price $145.00, Expires 3/15/19	1	100	(57)
Allergan PLC, March Strike Price $150.00, Expires 3/15/19	1	100	(16)
Allergan PLC, August Strike Price $185.00, Expires 8/16/19	278	27,800	(17,236)
Altria Group Inc., April Strike Price $52.50, Expires 4/18/19	5	500	(645)
American Eagle Outfitters Inc., March Strike Price $22.00, Expires 3/15/19	13	1,300	(585)
AmerisourceBergen Corp., A, March Strike Price $90.00, Expires 3/15/19	2	200	(20)
AmerisourceBergen Corp., A, May Strike Price $92.50, Expires 5/17/19	2	200	(210)
Automatic Data Processing Inc., March Strike Price $155.00, Expires 3/15/19	1	100	(110)
Automatic Data Processing Inc., May Strike Price $160.00, Expires 5/17/19	1	100	(260)
Best Buy Co. Inc., April Strike Price $65.00, Expires 4/18/19	4	400	(1,980)
Bristol-Myers Squibb Co., March Strike Price $55.00, Expires
3/15/19	3	300	(150)
Bristol-Myers Squibb Co., April Strike Price $55.00, Expires
4/18/19	3	300	(471)
Bristol-Myers Squibb Co., May Strike Price $55.00, Expires
5/17/19	3	300	(630)
Broadridge Financial Solutions Inc., March Strike Price $110.00,
Expires 3/15/19	1	100	(5)
Broadridge Financial Solutions Inc., June Strike Price $105.00,
Expires 6/21/19	1	100	(350)
Capital One Financial Corp., March Strike Price $85.00, Expires
3/15/19	4	400	(316)
Capital One Financial Corp., March Strike Price $90.00, Expires
3/15/19	2	200	(6)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of	Notional
	Contracts	Amount#	Value

Options Written (continued)
Calls – Exchange-Traded (continued)
Carnival Corp., April Strike Price $60.00, Expires 4/18/19	6	600	$(720)
CDW Corp., June Strike Price $100.00, Expires 6/21/19	2	200	(525)
CF Industries Holdings Inc., March Strike Price $45.00, Expires
3/15/19	5	500	(135)
Cigna Corp., March Strike Price $200.00, Expires 3/15/19	1	100	(5)
Citigroup Inc., March Strike Price $65.00, Expires 3/15/19	2	200	(130)
Citigroup Inc., March Strike Price $67.50, Expires 3/15/19	2	200	(26)
Citigroup Inc., April Strike Price $67.50, Expires 4/18/19	2	200	(174)
Cummins Inc., March Strike Price $155.00, Expires 3/15/19	1	100	(240)
Cummins Inc., March Strike Price $160.00, Expires 3/15/19	2	200	(104)
CVS Health Corp., March Strike Price $70.00, Expires 3/15/19	4	400	(4)
CVS Health Corp., April Strike Price $72.50, Expires 4/18/19	2	200	(8)
Delta Air Lines Inc., March Strike Price $52.50, Expires 3/15/19	3	300	(66)
Dick's Sporting Goods Inc., April Strike Price $40.00, Expires
4/18/19	7	700	(1,470)
DJ EURO STOXX 50 Index, June Strike Price 3,250.00 EUR,
Expires 6/21/19	25	250	(22,266)
DJ EURO STOXX 50 Index, December Strike Price 3,750.00
EUR, Expires 12/20/19	350	3,500	(39,015)
DJ EURO STOXX Banks, June Strike Price 105.00 EUR, Expires
6/21/19	250	12,500	(19,194)
DJ EURO STOXX Banks, December Strike Price 125.00 EUR,
Expires 12/20/19	937	46,850	(29,309)
Dominion Energy Inc., April Strike Price $80.00, Expires 4/18/19	2	200	(20)
Domtar Corp., March Strike Price $55.00, Expires 3/15/19	2	200	(55)
Domtar Corp., April Strike Price $57.50, Expires 4/18/19	4	400	(110)
Eaton Corp. PLC, March Strike Price $80.00, Expires 3/15/19	2	200	(200)
Euro-Bund, March Strike Price 164.00 EUR, Expires 3/22/19	2	2,000	(410)
Euro-Bund, March Strike Price 164.50 EUR, Expires 3/22/19	3	3,000	(341)
FirstEnergy Corp., March Strike Price $41.00, Expires 3/15/19	4	400	(160)
FirstEnergy Corp., April Strike Price $41.00, Expires 4/18/19	9	900	(720)
GDS Holdings Ltd., ADR, June Strike Price $35.00, Expires
6/21/19	15	1,500	(5,040)
Gilead Sciences Inc., April Strike Price $70.00, Expires 4/18/19	1	100	(45)
Hewlett Packard Enterprise Co., March Strike Price $17.00,
Expires 3/15/19	11	1,100	(99)
Hewlett Packard Enterprise Co., May Strike Price $18.00, Expires
5/17/19	11	1,100	(165)
The Home Depot Inc., March Strike Price $190.00, Expires 3/15/19	1	100	(58)
The Home Depot Inc., April Strike Price $200.00, Expires 4/18/19	2	200	(74)
Illinois Tool Works Inc., March Strike Price $145.00, Expires
3/15/19	1	100	(205)
Illinois Tool Works Inc., June Strike Price $150.00, Expires
6/21/19	1	100	(390)
Johnson & Johnson, March Strike Price $135.00, Expires 3/15/19	1	100	(290)
Johnson & Johnson, April Strike Price $140.00, Expires 4/18/19	2	200	(390)
JPMorgan Chase & Co., March Strike Price $110.00, Expires
3/15/19	3	300	(30)
KLA-Tencor Corp., June Strike Price $120.00, Expires 6/21/19	5	500	(2,375)
Kohl's Corp., March Strike Price $70.00, Expires 3/15/19	2	200	(380)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of	Notional
	Contracts	Amount#	Value

Options Written (continued)
Calls – Exchange-Traded (continued)
Kohl's Corp., March Strike Price $80.00, Expires 3/15/19	2	200	$(28)
Kohl's Corp., April Strike Price $72.50, Expires 4/18/19	2	200	(352)
Koninklijke KPN NV, June Strike Price 3.20 EUR, Expires 6/21/19	4,236	423,600	(9,636)
Lamar Advertising Co., A. March Strike Price $80.00, Expires
3/15/19	2	200	(50)
Lamar Advertising Co., A, April Strike Price $80.00, Expires
4/18/19	4	400	(440)
LPL Financial Holdings Inc., March Strike Price $80.00, Expires
3/15/19	3	300	(60)
Marathon Petroleum Corp., March Strike Price $70.00, Expires
3/15/19	2	200	(4)
Marathon Petroleum Corp., April Strike Price $70.00, Expires
4/18/19	2	200	(52)
Mastercard Inc., A, March Strike Price $230.00, Expires 3/15/19	1	100	(116)
The Medicines Co., January Strike Price $40.00, Expires 1/17/20	41	4,100	(14,760)
Merck & Co. Inc., March Strike Price $80.00, Expires 3/15/19	2	200	(390)
Merck & Co. Inc., April Strike Price $80.00, Expires 4/18/19	2	200	(482)
MetLife Inc., March Strike Price $47.50, Expires 3/15/19	3	300	(24)
MetLife Inc., April Strike Price $47.50, Expires 4/18/19	3	300	(141)
Microsoft Corp., March Strike Price $115.00, Expires 3/15/19	1	100	(55)
Microsoft Corp., April Strike Price $115.00, Expires 4/18/19	3	300	(585)
Molson Coors Brewing Co., B, April Strike Price $65.00, Expires
4/18/19	2	200	(142)
Molson Coors Brewing Co., B, April Strike Price $67.50, Expires
4/18/19	2	200	(50)
Morgan Stanley, March Strike Price $44.00, Expires 3/15/19	1	100	(18)
NetApp Inc., March Strike Price $70.00, Expires 3/15/19	1	100	(15)
Nexstar Media Group Inc., A, March Strike Price $95.00, Expires
3/15/19	6	600	(2,400)
Omnicom Group Inc., April Strike Price $80.00, Expires 4/18/19	2	200	(125)
Omnicom Group Inc., April Strike Price $82.50, Expires 4/18/19	4	400	(100)
Oracle Corp., April Strike Price $55.00, Expires 4/18/19	10	1,000	(560)
PACCAR Inc., March Strike Price $70.00, Expires 3/15/19	2	200	(65)
PACCAR Inc., May Strike Price $73.00, Expires 5/17/19	2	200	(208)
Philip Morris International Inc., March Strike Price $87.50, Expires
3/15/19	3	300	(342)
Philip Morris International Inc., April Strike Price $90.00, Expires
4/18/19	3	300	(357)
Plains GP Holdings LP, A, May Strike Price $26.00, Expires 5/17/19	11	1,100	(330)
PPL Corp., April Strike Price $32.00, Expires 4/18/19	11	1,100	(715)
Prudential Financial Inc., March Strike Price $97.50, Expires
3/15/19	2	200	(158)
Rockwell Automation Inc., March Strike Price $185.00, Expires
3/15/19	1	100	(70)
Rockwell Automation Inc., April Strike Price $190.00, Expires
4/18/19	1	100	(145)
Sinclair Broadcast Group Inc., A, March Strike Price $33.00,
Expires 3/15/19	8	800	(2,880)
Sinclair Broadcast Group Inc., A, March Strike Price $35.00,
Expires 3/15/19	4	400	(640)
Southwest Airlines Co., March Strike Price $60.00, Expires 3/15/19	3	300	(105)
Southwest Airlines Co., April Strike Price $62.50, Expires 4/18/19	6	600	(300)
Starbucks Corp., April Strike Price $75.00, Expires 4/18/19	2	200	(84)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of	Notional
	Contracts	Amount#		Value

Options Written (continued)
Calls – Exchange-Traded (continued)
Texas Instruments Inc., April Strike Price $115.00, Expires
4/18/19	1	100		$(44)
Tilray Inc., January Strike Price $75.00, Expires 1/17/20	14	1,400		(27,342)
Tilray Inc., January Strike Price $75.00, Expires 1/15/21	38	3,800		(84,474)
UnitedHealth Group Inc., March Strike Price $280.00, Expires
3/15/19	1	100		(6)
UnitedHealth Group Inc., April Strike Price $290.00, Expires
4/18/19	1	100		(11)
Viacom Inc., B, March Strike Price $30.00, Expires 3/15/19	6	600		(150)
Viacom Inc., B, June Strike Price $32.50, Expires 6/21/19	6	600		(360)
Visa Inc., A, March Strike Price $145.00, Expires 3/15/19	1	100		(420)
Visa Inc., A, April Strike Price $155.00, Expires 4/18/19	1	100		(116)
VMware Inc., April Strike Price $190.00, Expires 4/18/19	80	8,000		(16,720)
Walgreens Boots Alliance Inc., March Strike Price $77.50, Expires
3/15/19	2	200		(4)
Walgreens Boots Alliance Inc., April Strike Price $77.50, Expires
4/18/19	3	300		(144)
Yum! Brands Inc., March Strike Price $97.50, Expires 3/15/19	1	100		(19)
Yum! Brands Inc., April Strike Price $97.50, Expires 4/18/19	1	100		(97)
				(315,923)

Calls - Over-the-Counter (0.0)%†
Currency Options (0.0)%†
EUR/CHF, Counterparty CSFB, July Strike Price 1.20 EUR,
Expires 7/09/19	1	4,000,000	EUR	(1,956)
GBP/USD, Counterparty JPHQ, October Strike Price 1.43 GBP,
Expires 10/07/19	1	1,250,000	GBP	(10,286)
USD/HKD, Counterparty JPHQ, April Strike Price $7.85, Expires
4/02/19	1	2,000,000		(586)
USD/HKD, Counterparty CSFB, July Strike Price $7.85, Expires
7/18/19	1	1,000,000		(552)
USD/HKD, Counterparty JPHQ, September Strike Price $7.85,
Expires 9/18/19	1	1,500,000		(1,130)
USD/HKD, Counterparty CSFB, January Strike Price $7.85,
Expires 1/20/20	1	1,000,000		(1,107)
USD/JPY, Counterparty JPHQ, April Strike Price $112.00, Expires
4/12/19	1	500,000		(2,114)
USD/JPY, Counterparty CSFB, August Strike Price $112.50,
Expires 8/08/19	1	300,000		(2,456)
USD/MXN, Counterparty JPHQ, April Strike Price $20.75, Expires
4/12/19	1	1,000,000		(6,858)
USD/TRY, Counterparty MSCS, October Strike Price $7.50,
Expires 10/17/19	1	250,000		(2,878)
				(29,923)

Puts – Exchange-Traded (0.1)%
Bristol-Myers Squibb Co., April Strike Price $45.00, Expires
4/18/19	572	57,200		(20,592)
Carbonite Inc., June Strike Price $22.50, Expires 6/21/19	29	2,900		(5,075)
Celgene Corp., June Strike Price $70.00, Expires 6/21/19	91	9,100		(21,203)
Celgene Corp., June Strike Price $75.00, Expires 6/21/19	483	48,300		(188,370)
DJ EURO STOXX 50 Index, April Strike Price 2,950.00 EUR,
Expires 4/18/19	111	1,110		(7,575)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of	Notional
	Contracts	Amount#		Value

Options Written (continued)
Puts – Exchange-Traded (continued)
DJ EURO STOXX 50 Index, December Strike Price 2,500.00
EUR, Expires 12/20/19	15	150		$(4,846)
DJ EURO STOXX Banks, June Strike Price 75.00 EUR, Expires
6/21/19	62	3,100		(2,468)
DJ EURO STOXX Banks, December Strike Price 65.00 EUR,
Expires 12/20/19	80	4,000		(4,777)
DJ EURO STOXX Banks, December Strike Price 70.00 EUR,
Expires 12/20/19	40	2,000		(3,412)
Energy Select Sector SPDR Fund, April Strike Price $60.00,
Expires 4/18/19	85	8,500		(3,910)
EURIBOR 2 Yr. Mid C, March Strike Price 99.63 EUR, Expires
3/15/19	120	300,000		—
Euro-BOBL, May Strike Price 131.00 EUR, Expires 5/24/19	3	3,000		(410)
Euro-Bund, March Strike Price 158.00 EUR, Expires 3/22/19	4	4,000		(91)
Euro-Bund, March Strike Price 158.50 EUR, Expires 3/22/19	6	6,000		(137)
Koninklijke KPN NV, June Strike Price 2.40 EUR, Expires 6/21/19	4,236	423,600		(33,728)
Materials Select Sector SPDR Fund, March Strike Price $46.00,
Expires 3/15/19	45	4,500		(135)
Russell 2000 Index, April Strike Price $1,430.00, Expires 4/18/19	11	1,100		(7,007)
S&P 500 Index, March Strike Price $2,420.00, Expires 3/15/19	28	2,800		(2,044)
S&P 500 Index, March Strike Price $2,470.00, Expires 3/15/19	14	1,400		(1,400)
S&P 500 Index, April Strike Price $2,530.00, Expires 4/18/19	14	1,400		(10,850)
Silicon Laboratories Inc., March Strike Price $75.00, Expires 3/15/19	14	1,400		(735)
SPDR S&P 500 ETF Trust, March Strike Price $272.00, Expires 3/04/19	21	2,100		(21)
SPDR S&P 500 ETF Trust, April Strike Price $250.00, Expires 4/18/19	38	3,800		(2,964)
SPDR S&P 500 ETF Trust, May Strike Price $245.00, Expires 5/17/19	31	3,100		(3,503)
VMware Inc., July Strike Price $150.00, Expires 7/19/19	80	8,000		(40,400)
				(365,653)

Puts - Over-the-Counter (0.0)%†
Currency Options (0.0)%†
EUR/USD, Counterparty DBAB, March Strike Price 1.12 EUR,
Expires 3/08/19	1	500,000	EUR	(145)
EUR/USD, Counterparty MSCO, May Strike Price 1.11 EUR,
Expires 5/03/19	1	1,000,000	EUR	(1,917)
EUR/USD, Counterparty CSFB, May Strike Price 1.11 EUR,
Expires 5/27/19	1	600,000	EUR	(1,495)
EUR/USD, Counterparty BNPP, June Strike Price 1.11 EUR,
Expires 6/25/19	1	2,200,000	EUR	(10,471)
GBP/USD, Counterparty JPHQ, May Strike Price 1.22 GBP, Expires 5/16/19	1	500,000	GBP	(1,035)
GBP/USD, Counterparty JPHQ, May Strike Price 1.22 GBP, Expires 5/16/19	1	500,000	GBP	(1,107)
GBP/USD, Counterparty JPHQ, July Strike Price 1.20 GBP, Expires 7/05/19	1	500,000	GBP	(1,748)
USD/CHF, Counterparty JPHQ, March Strike Price $0.95, Expires 3/14/19	1	1,000,000		(114)
USD/HKD, Counterparty JPHQ, September Strike Price $7.85,
Expires 9/16/19	1	1,000,000		(745)
USD/ILS, Counterparty DBAB, August Strike Price $3.45, Expires 8/28/19	1	1,200,000		(5,929)
USD/JPY, Counterparty JPHQ, April Strike Price $103.00, Expires 4/12/19	1	1,500,000		(155)
USD/TRY, Counterparty MSCS, April Strike Price $5.00, Expires 4/17/19	1	1,500,000		(1,893)
USD/TWD, Counterparty JPHQ, July Strike Price $29.50, Expires 7/03/19	1	1,000,000		(1,367)
				(28,121)

Total Options Written (Premiums Received $863,968)				(739,620)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
	Country	Shares	Value

Securities Sold Short (21.9)%
Common Stocks (6.2)%
Aerospace & Defense (0.8)%
Harris Corp.	United States	27,477	$(4,531,782)
Huntington Ingalls Industries Inc.	United States	11,886	(2,489,047)
Northrop Grumman Corp.	United States	6,946	(2,014,062)
			(9,034,891)
Air Freight & Logistics (0.3)%
Air Transport Services Group Inc.	United States	4,324	(100,619)
Atlas Air Worldwide Holdings Inc.	United States	15,542	(835,227)
Deutsche Post AG	Germany	14,403	(447,575)
Panalpina Welttransport Holding AG	Switzerland	7,401	(1,153,846)
XPO Logistics Inc.	United States	17,608	(886,563)
			(3,423,830)
Airlines (0.0)%†
United Continental Holdings Inc.	United States	2,898	(254,473)
Banks (0.0)%†
Hope Bancorp Inc.	United States	4,731	(68,978)
Biotechnology (0.3)%
Alder Biopharmaceuticals Inc.	United States	27,033	(346,563)
Amgen Inc.	United States	3,237	(615,289)
Intercept Pharmaceuticals Inc.	United States	1,727	(172,251)
Ionis Pharmaceuticals Inc.	United States	7,459	(529,514)
Karyopharm Therapeutics Inc.	United States	42,602	(175,946)
Ligand Pharmaceuticals Inc.	United States	1,822	(226,074)
Neurocrine Biosciences Inc.	United States	10,040	(775,590)
Opko Health Inc.	United States	123,884	(315,904)
PDL BioPharma Inc.	United States	145,941	(529,766)
Radius Health Inc.	United States	6,100	(115,656)
Retrophin Inc.	United States	8,505	(191,873)
			(3,994,426)
Building Products (0.0)%†
Patrick Industries Inc.	United States	1,773	(80,157)
Capital Markets (0.0)%†
Cowen Inc., A	United States	26,363	(408,099)
Commercial Services & Supplies (0.0)%†
Team Inc.	United States	19,092	(298,217)
Communications Equipment (0.1)%
Applied Optoelectronics Inc.	United States	8,718	(117,693)
CalAmp Corp.	United States	9,185	(127,672)
Infinera Corp.	United States	46,390	(237,053)
Palo Alto Networks Inc.	United States	2,226	(548,197)
			(1,030,615)
Construction & Engineering (0.0)%†
KBR Inc.	United States	14,808	(292,606)
Mirait Holdings Corp.	Japan	13,200	(205,819)
			(498,425)
Construction Materials (0.0)%†
Cemex SAB de CV, ADR	Mexico	6,431	(31,190)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
	Country	Shares	Value

Securities Sold Short (continued)
Common Stocks (continued)
Consumer Finance (0.1)%
Encore Capital Group Inc.	United States	18,953	$(648,193)
Ezcorp Inc., A	United States	35,929	(351,026)
PRA Group Inc.	United States	12,540	(403,663)
			(1,402,882)
Diversified Consumer Services (0.1)%
Chegg Inc.	United States	21,381	(847,329)
Diversified Financial Services (0.0)%†
Berkshire Hathaway Inc., B	United States	2,501	(503,451)
Electric Utilities (0.0)%†
The Chugoku Electric Power Co. Inc.	Japan	11,100	(144,096)
Electrical Equipment (0.1)%
Eaton Corp. PLC	United States	11,309	(902,119)
Rockwell Automation Inc.	United States	3,868	(690,670)
			(1,592,789)
Electronic Equipment, Instruments & Components (0.1)%
II-VI Inc.	United States	4,937	(209,723)
Knowles Corp.	United States	32,189	(524,037)
OSI Systems Inc.	United States	4,668	(405,416)
Vishay Intertechnology Inc.	United States	20,052	(439,540)
			(1,578,716)
Energy Equipment & Services (0.1)%
Fugro NV, IDR	Netherlands	24,386	(276,269)
Helmerich & Payne Inc.	United States	5,436	(294,631)
SEACOR Holdings Inc.	United States	329	(14,693)
			(585,593)
Entertainment (0.4)%
iQIYI Inc., ADR	China	22,400	(608,384)
Live Nation Entertainment Inc.	United States	8,693	(491,676)
Sea Ltd., ADR	Thailand	17,104	(367,736)
[f]Twenty-First Century Fox Inc., A	United States	73,908	(868,419)
The Walt Disney Co.	United States	20,335	(2,294,602)
			(4,630,817)
Equity Real Estate Investment Trusts (REITs) (0.3)%
Innovative Industrial Properties Inc., A	United States	9,055	(715,254)
Invitation Homes Inc.	United States	116,236	(2,673,435)
			(3,388,689)
Food Products (0.1)%
Mondelez International Inc., A	United States	18,012	(849,446)
Health Care Equipment & Supplies (0.1)%
CONMED Corp.	United States	1,828	(140,573)
Danaher Corp.	United States	660	(83,833)
DexCom Inc.	United States	1,757	(244,803)
Wright Medical Group NV	United States	7,694	(240,899)
			(710,108)
Health Care Technology (0.1)%
Allscripts Healthcare Solutions Inc.	United States	15,081	(161,669)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)
	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Health Care Technology (continued)
Evolent Health Inc., A	United States	21,884	$(288,650)
Tabula Rasa HealthCare Inc.	United States	7,183	(395,855)
			(846,174)
Hotels, Restaurants & Leisure (0.0)%†
Huazhu Group Ltd., ADR	China	4,660	(163,426)
Marriott Vacations Worldwide Corp.	United States	1,968	(191,565)
			(354,991)
Household Durables (0.0)%†
Toll Brothers Inc.	United States	11,174	(397,794)
Independent Power & Renewable Electricity Producers (0.0)%†
NRG Energy Inc.	United States	10,491	(437,265)
Interactive Media & Services (0.0)%†
Zillow Group Inc., C	United States	10,598	(442,996)
Internet & Direct Marketing Retail (0.1)%
Alibaba Group Holding Ltd., ADR	China	2,448	(448,057)
Ctrip.com International Ltd., ADR	China	1,151	(39,284)
Wayfair Inc., A	United States	5,014	(830,720)
			(1,318,061)
IT Services (0.8)%
Carbonite Inc.	United States	9,822	(228,558)
CSG Systems International Inc.	United States	2,325	(96,604)
Fiserv Inc.	United States	53,421	(4,524,224)
GDS Holdings Ltd., ADR	China	8,967	(298,332)
International Business Machines Corp.	United States	1,699	(234,683)
MongoDB Inc., A	United States	11,567	(1,174,745)
Okta Inc., A	United States	13,781	(1,169,731)
Perficient Inc.	United States	10,795	(308,845)
Twilio Inc., A	United States	9,072	(1,103,972)
			(9,139,694)
Machinery (0.2)%
AGCO Corp.	United States	5,924	(400,344)
Atlas Copco AB, A	Sweden	21,375	(579,157)
Flowserve Corp.	United States	5,087	(225,914)
Fortive Corp.	United States	151	(12,317)
The Greenbrier Cos. Inc.	United States	3,290	(135,712)
SKF AB, B	Sweden	25,757	(433,513)
Wabtec Corp.	United States	12,256	(897,875)
			(2,684,832)
Marine (0.1)%
Kirby Corp.	United States	7,308	(542,400)
Metals & Mining (0.1)%
Allegheny Technologies Inc.	United States	7,815	(223,743)
Cleveland-Cliffs Inc.	United States	102,839	(1,140,485)
Endeavour Mining Corp.	Ivory Coast	1,491	(22,672)
First Majestic Silver Corp.	Canada	42,154	(284,118)
SSR Mining Inc.	Canada	2,701	(37,544)
			(1,708,562)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (0.0)%†
Redwood Trust Inc.	United States	14,531	$(222,324)
Oil, Gas & Consumable Fuels (0.1)%
Golar LNG Ltd.	Bermuda	6,229	(128,566)
Green Plains Inc.	United States	35,481	(553,504)
Pioneer Natural Resources Co.	United States	287	(40,453)
Ship Finance International Ltd.	Norway	4,144	(51,344)
Suncor Energy Inc.	Canada	18,630	(642,050)
Teekay Corp.	Bermuda	15,004	(61,516)
			(1,477,433)
Personal Products (0.0)%†
Herbalife Nutrition Ltd.	United States	7,865	(441,227)
Pharmaceuticals (0.5)%
Aurora Cannabis Inc.	Canada	75,303	(569,291)
Bristol-Myers Squibb Co.	United States	19,526	(1,008,713)
Canopy Growth Corp.	Canada	18,343	(869,513)
Eli Lilly & Co.	United States	2,091	(264,072)
Innoviva Inc.	United States	31,551	(495,351)
Jazz Pharmaceuticals PLC	United States	822	(115,105)
Johnson & Johnson	United States	4,466	(610,234)
The Medicines Co.	United States	20,465	(504,872)
Merck & Co. Inc.	United States	7,590	(616,991)
Pacira Pharmaceuticals Inc.	United States	4,003	(164,843)
Pfizer Inc.	United States	8,199	(355,427)
			(5,574,412)
Professional Services (0.0)%†
FTI Consulting Inc.	United States	872	(64,668)
Real Estate Management & Development (0.0)%†
Redfin Corp.	United States	284	(5,672)
Road & Rail (0.2)%
Avis Budget Group Inc.	United States	40,219	(1,440,644)
Genesee & Wyoming Inc., A	United States	7,550	(619,100)
Schneider National Inc., B	United States	18,121	(396,669)
			(2,456,413)
Semiconductors & Semiconductor Equipment (0.2)%
Advanced Micro Devices Inc.	United States	507	(11,930)
Inphi Corp.	United States	7,681	(331,973)
Microchip Technology Inc.	United States	12,488	(1,084,833)
Micron Technology Inc.	United States	4,530	(185,186)
Silicon Laboratories Inc.	United States	2,971	(240,710)
Synaptics Inc.	United States	4,856	(203,321)
			(2,057,953)
Software (0.3)%
Benefitfocus Inc.	United States	11,027	(541,646)
Five9 Inc.	United States	10,323	(547,532)
j2 Global Inc.	United States	3,920	(333,239)
Liveperson Inc.	United States	5,658	(158,198)
Nuance Communications Inc.	United States	9,809	(164,497)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Software (continued)
Nutanix Inc., A	United States	11,343	$(568,171)
PROS Holdings Inc.	United States	12,174	(518,612)
Rapid7 Inc.	United States	9,971	(458,965)
Splunk Inc.	United States	779	(105,851)
			(3,396,711)
Specialty Retail (0.2)%
Floor & Decor Holdings Inc., A	United States	9,060	(336,851)
Lowe's Cos. Inc.	United States	9,494	(997,724)
Monro Inc.	United States	4,341	(331,262)
RH	United States	527	(80,942)
			(1,746,779)
Technology Hardware, Storage & Peripherals (0.0)%†
Electronics For Imaging Inc.	United States	14,057	(380,101)
Textiles, Apparel & Luxury Goods (0.0)%†
Under Armour Inc., C	United States	21,202	(425,736)
Trading Companies & Distributors (0.1)%
Fastenal Co.	United States	9,410	(592,265)
Gatx Corp.	United States	4,832	(384,144)
			(976,409)
Water Utilities (0.1)%
American Water Works Co. Inc.	United States	7,852	(797,920)
Wireless Telecommunication Services (0.2)%
Boingo Wireless Inc.	United States	10,209	(228,375)
NII Holdings Inc.	United States	97,792	(380,411)
Sprint Corp.	United States	174,244	(1,106,450)
			(1,715,236)

Total Common Stocks (Proceeds $72,963,351)			(74,968,980)

Exchange Traded Funds (15.0)%
Consumer Discretionary Select Sector SPDR Fund	United States	7,828	(862,724)
ETFMG Prime Cyber Security ETF	United States	83,614	(3,343,724)
Health Care Select Sector SPDR Fund	United States	117,484	(10,767,409)
Invesco QQQ Trust Series 1 ETF	United States	28,265	(4,895,215)
iShares Core S&P Small-Cap ETF	United States	47,335	(3,787,747)
iShares Edge MSCI USA Momentum Factor ETF	United States	37,701	(4,159,174)
iShares MSCI Japan ETF	Japan	30,156	(1,639,280)
iShares MSCI South Korea Capped ETF	South Korea	20,877	(1,314,625)
iShares MSCI Taiwan ETF	Taiwan	38,734	(1,285,969)
iShares NASDAQ Biotechnology ETF	United States	65,855	(7,424,493)
iShares North American Tech ETF	United States	31,741	(6,297,414)
iShares North American Tech-Multimedia Networking ETF	United States	140,201	(8,014,240)
iShares North American Tech-Software ETF	United States	29,449	(6,099,477)
iShares PHLX Semiconductor ETF	United States	50,752	(9,325,172)
iShares Russell 2000 Growth ETF	United States	24,363	(4,861,149)
iShares Russell Mid-Cap Growth ETF	United States	13,049	(1,749,218)
iShares S&P Small-Cap 600 Growth ETF	United States	11,110	(2,043,240)
iShares U.S. Technology ETF	United States	30,140	(5,531,594)
SPDR S&P 500 ETF Trust	United States	320,423	(89,295,482)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)
Exchange Traded Funds (continued)
SPDR S&P MidCap 400 ETF Trust	United States	6,532	$(2,274,573)
Vanguard Small-Cap Growth ETF	United States	27,392	(4,911,660)
Total Exchange Traded Funds (Proceeds $175,118,491)			(179,883,579)

		Principal
		Amount*

Corporate Bonds and Notes (0.5)%
Capital Markets (0.0)%†
[e]Adient Global Holdings Ltd., senior note, 144A, 4.875%, 8/15/26	United States	241,000	(185,570)
Chemicals (0.0)%†
Olin Corp., senior bond, 5.125%, 9/15/27	United States	431,000	(436,387)
Electric Utilities (0.0)%†
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	346,000	(310,016)
Food Products (0.1)%
[e]TreeHouse Foods Inc., senior note, 144A, 6.00%, 2/15/24	United States	1,252,000	(1,294,255)
IT Services (0.2)%
[e]GTT Communications Inc., senior note, 144A, 7.875%, 12/31/24	United States	2,408,000	(2,088,940)
Media (0.2)%
[e]MDC Partners Inc., senior note, 144A, 6.50%, 5/01/24	United States	2,026,000	(1,762,620)
Oil, Gas & Consumable Fuels (0.0)%†
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
senior note, 6.50%, 4/15/21	United States	490,000	(455,700)
Total Corporate Bonds and Notes (Proceeds $6,717,847)			(6,533,488)

U.S. Government and Agency Securities
(Proceeds $2,595,661) (0.2)%
U.S. Treasury Note, 2.625%, 2/15/29	United States	2,606,000	(2,584,775)

Total Securities Sold Short (Proceeds $257,395,350)			$(263,970,822)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and open written option contracts. At February 28, 2019, the aggregate value of these securities and/or cash pledged amounted to $179,432,874, representing 14.9% of net assets.
bNon-income producing.
cA portion or all of the security is held in connection with written option contracts open at period end.
dA portion or all of the security is on loan at February 28, 2019.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2019, the net value of these securities was
$155,003,584, representing 12.9% of net assets.
fFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
gContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2019, the aggregate value of these securities was $16,797,588, representing 1.4% of net assets.
iThe coupon rate shown represents the rate at period end.
jIncome may be received in additional securities and/or cash.
kDefaulted security or security for which income has been deemed uncollectible.
lSee Note 4 regarding unfunded loan commitments.
mThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
nAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
oSee Note 5 regarding investments in affiliated management investment companies.
pThe rate shown is the annualized seven-day yield at period end.
qA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.
rInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 28, 2019, all repurchase agreements had been entered into on that date.
sThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 28, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Commodity Contracts[a]
Aluminum	Long	46	$2,178,962	3/18/19	$36,229
Aluminum	Short	46	2,178,962	3/18/19	90,292
Aluminum	Long	1	47,931	6/17/19	(147)
Aluminum	Short	40	1,917,250	6/17/19	(55,079)
Brent Crude Oil	Short	45	2,983,950	3/29/19	(7,939)
Cocoa	Short	25	558,061	5/15/19	(7,186)
Coffee	Short	11	406,106	5/20/19	30,681
Copper	Long	30	4,897,875	3/18/19	248,907
Copper	Short	30	4,897,875	3/18/19	(380,018)
Copper	Long	6	976,950	6/17/19	8,514
Copper	Short	9	1,465,425	6/17/19	(81,930)
Corn	Short	46	852,725	5/14/19	38,312
Cotton No.2	Short	10	364,100	5/08/19	14,022
Gasoline RBOB	Short	19	1,398,335	3/29/19	(93,959)
Hard Red Winter Wheat	Short	36	815,850	7/12/19	71,814
Low Sulphur Gas Oil	Short	9	558,675	4/11/19	(35,864)
Natural Gas	Long	10	281,200	3/27/19	15,518
Sugar	Short	2	28,627	4/30/19	(543)
Wheat	Short	19	436,525	5/14/19	22,912
Zinc	Long	31	2,174,263	3/18/19	111,091
Zinc	Short	31	2,174,263	3/18/19	(261,772)
					(236,145)
Equity Contracts
Amsterdam Index	Short	1	123,077	3/15/19	(880)
CAC 40 10 Euro Index[a]	Long	66	3,933,004	3/15/19	131,247
CME E-Mini Russell 2000 Index[a]	Long	10	787,750	3/15/19	(5,825)
CME E-Mini Russell 2000 Index	Short	83	6,538,325	3/15/19	(813,916)
DAX Index	Long	7	2,293,098	3/15/19	139,716
DAX Index[a]	Short	12	3,931,025	3/15/19	(119,285)
DJ EURO STOXX 50 Index[a]	Long	237	8,890,600	3/15/19	448,565
DJ EURO STOXX 50 Index	Short	245	9,190,705	3/15/19	(728,328)
DJIA Mini E-CBOT Index[a]	Long	33	4,275,645	3/15/19	211,761
FTSE 100 Index	Long	66	6,193,819	3/15/19	343,573
FTSE 100 Index[a]	Short	119	11,167,644	3/15/19	(461,477)
FTSE/JSE Top 40 Index	Short	19	668,301	3/20/19	(53,727)
FTSE/MIB Index	Short	4	469,880	3/15/19	(41,375)
Hang Seng Index[a]	Long	38	6,938,488	3/28/19	(23,415)
JPX-Nikkei 400 Index	Long	26	332,275	3/07/19	247
MSCI Emerging Market Index	Long	102	5,338,170	3/15/19	363,934
MSCI Singapore Index	Long	27	718,536	3/28/19	(11,652)
MSCI Taiwan Index	Short	8	302,640	3/28/19	217
NASDAQ 100 E-Mini Index[a]	Long	46	6,534,300	3/15/19	134,851
NASDAQ 100 E-Mini Index	Short	1	142,050	3/15/19	(15,024)
Nikkei 225 Index[a]	Long	8	1,535,190	3/07/19	480
Nikkei 225 Index	Short	6	574,351	3/07/19	9,112
S&P 500 E-Mini Index[a]	Long	22	3,063,170	3/15/19	26,677
S&P 500 E-Mini Index	Short	575	80,060,125	3/15/19	(3,578,715)
SPI 200 Index	Long	7	763,315	3/21/19	67,915
STOXX 600 Banks Index	Long	674	5,550,480	3/15/19	343,289
STOXX 600 Banks Index	Short	123	1,012,921	3/15/19	(71,483)
TOPIX Index	Long	16	2,305,297	3/07/19	21,174

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts (continued)
TOPIX Index[a]	Short	6	$864,487	3/07/19	$(17,323)
Yen Denominated Nikkei 225 Index	Long	3	289,194	3/07/19	13,679
					(3,685,988)
Interest Rate Contracts
3 Month EURIBOR[a]	Long	303	86,303,958	6/15/20	62,965
10 Yr. Japanese Government Bond	Short	7	9,592,069	3/13/19	(54,721)
90 Day Eurodollar[a]	Long	607	147,925,900	6/15/20	14,967
90 Day Sterling[a]	Long	455	74,594,925	6/17/20	(377)
Australian 10 Yr. Bond[a]	Long	100	9,582,937	3/15/19	214,629
Canadian 10 Yr. Bond[a]	Long	7	721,889	6/19/19	(3,261)
Canadian 10 Yr. Bond	Short	5	515,635	6/19/19	1,651
Euro BUXL 30 Yr. Bond	Long	2	418,672	3/07/19	13,716
Euro BUXL 30 Yr. Bond	Short	3	628,009	3/07/19	(25,404)
Euro-BOBL	Short	13	1,962,510	3/07/19	2,836
Euro-BTP	Long	83	12,106,920	3/07/19	567,504
Euro-BTP	Long	28	4,025,661	6/06/19	1,413
Euro-Bund	Short	41	7,709,302	3/07/19	(16,454)
Euro-Bund	Short	48	8,886,846	6/06/19	7,023
Euro-SCHATZ	Short	269	34,212,470	3/07/19	26,136
Euro-SCHATZ	Short	38	4,831,692	6/06/19	1,275
Long Gilt	Short	18	3,003,144	6/26/19	32,480
U.S. Treasury 5 Yr. Note	Short	184	21,079,500	6/28/19	36,246
U.S. Treasury 10 Yr. Note	Short	12	1,464,000	6/19/19	4,633
U.S. Treasury Long Bond[a]	Long	190	27,449,062	6/19/19	(246,073)
U.S. Treasury Long Bond	Short	10	1,444,687	6/19/19	12,474
U.S. Treasury Ultra 10 Yr. Bond	Short	17	2,200,703	6/19/19	(488)
U.S. Treasury Ultra Bond	Long	9	1,436,344	6/19/19	(18,407)
U.S. Treasury Ultra Bond	Short	7	1,117,156	6/19/19	200
					634,963
Total Futures Contracts					$(3,287,170)

*As of period end.
aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At February 28, 2019, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation Depreciation
OTC Forward Exchange Contracts
Turkish Lira	BZWS	Buy	80,000	15,316	3/01/19	$–	$(330)
Colombian Peso	BOFA	Buy	124,415,000	40,134	3/04/19	233	–
Colombian Peso	BOFA	Sell	124,415,000	39,283	3/04/19	–	(1,084)
Japanese Yen	HSBC	Sell	3,367,393	30,500	3/04/19	280	–
Swedish Krona	BZWS	Buy	345,000	37,469	3/04/19	–	(103)
Swedish Krona	BZWS	Sell	345,000	38,234	3/04/19	867	–
Taiwan Dollar	JPHQ	Buy	151,153,498	4,908,379	3/04/19	4,443	–
Taiwan Dollar	JPHQ	Sell	151,153,498	4,925,545	3/04/19	13,690	(967)
Thai Baht	UBSW	Buy	1,245,000	39,876	3/04/19	–	(365)
Thai Baht	UBSW	Sell	1,245,000	39,432	3/04/19	–	(79)
Indian Rupee	MSCS	Buy	3,205,000	44,788	3/05/19	242	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	MSCS	Sell	3,205,000	44,619		3/05/19	$–	$(411)
Brazilian Real	JPHQ	Buy	20,447,342	5,463,230		3/06/19	–	(21,978)
Brazilian Real	JPHQ	Sell	20,447,342	5,452,315		3/06/19	14,073	(3,010)
Russian Ruble	MSCS	Buy	2,455,000	37,293		3/06/19	–	(88)
Argentine Peso	MSCS	Buy	560,000	14,652		3/07/19	–	(436)
Argentine Peso	MSCS	Sell	560,000	14,177		3/07/19	–	(39)
Brazilian Real	MSCS	Buy	135,000	36,670		3/07/19	–	(748)
Brazilian Real	MSCS	Sell	135,000	36,037		3/07/19	115	–
Euro	BOFA	Sell	55,000	62,997		3/07/19	399	–
Swiss Franc	BZWS	Sell	55,000	55,138		3/07/19	–	(7)
Argentine Peso	JPHQ	Buy	31,785,690	791,023		3/08/19	15,101	–
Argentine Peso	JPHQ	Sell	10,696,428	271,621		3/08/19	346	–
Indonesian Rupiah	BOFA	Buy	1,081,850,000	77,275		3/08/19	–	(432)
Singapore Dollar	UBSW	Buy	50,000	36,887		3/11/19	102	–
Indian Rupee	MSCS	Buy	3,300,000	46,577		3/14/19	–	(269)
Indian Rupee	MSCS	Sell	3,300,000	46,277		3/14/19	–	(31)
British Pound	MSCO	Buy	72,169	95,103		3/18/19	711	–
British Pound	MSCO	Sell	1,892,989	2,438,473		3/18/19	–	(74,711)
British Pound	UBSW	Buy	96,425	128,164		3/18/19	–	(148)
Indian Rupee	JPHQ	Sell	19,241,365	264,840		3/18/19	–	(5,019)
Canadian Dollar	BNYM	Sell	2,521,000	1,883,821		3/19/19	–	(32,828)
Euro	BNYM	Sell	901,000	1,026,153		3/19/19	–	(391)
Japanese Yen	BNYM	Buy	77,415,000	701,236		3/19/19	–	(5,620)
Japanese Yen	BNYM	Sell	176,746,000	1,571,847		3/19/19	–	(16,312)
British Pound	BNYM	Buy	515,384	652,817		3/20/19	31,494	–
British Pound	BNYM	Sell	515,384	653,459		3/20/19	–	(30,852)
British Pound	DBAB	Buy	173,000	224,214		3/20/19	5,530	(37)
British Pound	DBAB	Sell	523,000	668,770		3/20/19	6	(25,661)
Canadian Dollar	DBAB	Buy	9,589,000	7,194,863		3/20/19	95,876	(292)
Canadian Dollar	DBAB	Sell	9,589,000	7,167,478		3/20/19	8	(122,975)
Chinese Yuan	JPHQ	Buy	14,098,239	2,046,635		3/20/19	57,323	–
Chinese Yuan	JPHQ	Sell	14,098,239	2,051,369		3/20/19	–	(52,589)
Colombian Peso	JPHQ	Buy	7,132,830,400	2,253,873		3/20/19	58,576	–
Euro	BNYM	Buy	1,262,214	1,445,048		3/20/19	1,080	(7,912)
Euro	BNYM	Sell	6,038,089	6,902,244		3/20/19	24,153	(1,940)
Euro	DBAB	Buy	1,639,000	1,868,223		3/20/19	743	(1,430)
Euro	DBAB	Sell	6,120,000	6,991,766		3/20/19	24,871	(6,466)
Euro	JPHQ	Buy	2,499,283	2,857,624		3/20/19	–	(9,846)
Euro	JPHQ	Sell	2,467,878	2,812,757		3/20/19	763	–
Euro	JPHQ	Sell	528,203	167,276,659	HUF	3/20/19	8,786	(7,103)
Euro	JPHQ	Sell	1,758,888	11,389,626	TRY	3/20/19	104,432	–
Hong Kong Dollar	JPHQ	Sell	14,826,122	1,899,041		3/20/19	8,954	–
Indian Rupee	JPHQ	Buy	119,749,546	1,678,396		3/20/19	1,338	(712)
Indian Rupee	JPHQ	Sell	119,749,546	1,686,618		3/20/19	8,211	(615)
Japanese Yen	DBAB	Buy	38,609,000	354,074		3/20/19	–	(7,121)
Japanese Yen	DBAB	Sell	122,979,000	1,117,613		3/20/19	14,725	(2,237)
Mexican Peso	JPHQ	Sell	18,699,631	962,663		3/20/19	–	(4,038)
Russian Ruble	JPHQ	Buy	26,096,867	387,300		3/20/19	7,395	–
Russian Ruble	JPHQ	Sell	74,160,604	1,118,041		3/20/19	4,450	(8,032)
South African Rand	JPHQ	Buy	57,878,022	4,186,182		3/20/19	–	(89,513)
South African Rand	JPHQ	Sell	104,730,629	7,540,705		3/20/19	143,153	(15,396)
Swiss Franc	BNYM	Buy	146,724	146,835		3/20/19	462	–
Swiss Franc	BNYM	Sell	1,262,892	1,280,311		3/20/19	12,886	(401)
Swiss Franc	DBAB	Buy	1,518,000	1,521,730		3/20/19	3,409	(1,208)
Swiss Franc	DBAB	Sell	5,468,000	5,561,130		3/20/19	72,008	(242)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Turkish Lira	JPHQ	Sell	11,389,626	1,727,982	EUR	3/20/19	$ –	$ (140,216)
Australian Dollar[b]	MSCO	Buy	10,099,000	7,264,781		3/22/19	714	(98,964)
Australian Dollar[b]	MSCO	Sell	15,765,000	11,320,579		3/22/19	134,089	(789)
British Pound	BNYM	Sell	2,132,591	2,790,088		3/22/19	–	(41,804)
British Pound[b]	MSCO	Buy	9,904,000	12,931,887		3/22/19	221,207	(1,462)
British Pound[b]	MSCO	Sell	13,853,000	17,762,088		3/22/19	–	(633,470)
Canadian Dollar[b]	MSCO	Buy	4,756,000	3,614,356		3/22/19	8,817	(7,039)
Canadian Dollar[b]	MSCO	Sell	12,522,000	9,379,286		3/22/19	–	(141,580)
Euro	BNYM	Sell	13,598,408	15,446,976		3/22/19	–	(50,277)
Euro[b]	MSCO	Buy	5,657,000	6,523,928		3/22/19	2,974	(79,974)
Euro[b]	MSCO	Sell	19,516,000	22,333,943		3/22/19	102,697	(9,914)
Hong Kong Dollar	BNYM	Sell	10,550,000	1,345,862		3/22/19	814	–
Japanese Yen	BOFA	Sell	86,358,152	787,438		3/22/19	11,271	–
Japanese Yen[b]	MSCO	Buy	2,485,680,000	22,808,029		3/22/19	–	(467,295)
Japanese Yen	MSCO	Sell	3,275,078,228	29,442,233		3/22/19	169,564	(162,996)
Japanese Yen	UBSW	Buy	243,618,883	2,236,996		3/22/19	–	(47,404)
Japanese Yen	UBSW	Sell	32,726,481	295,780		3/22/19	1,642	–
Mexican Peso[b]	MSCO	Buy	47,549,000	2,358,992		3/22/19	101,423	(3,106)
Mexican Peso[b]	MSCO	Sell	3,417,000	174,084		3/22/19	120	(2,625)
New Zealand Dollar[b]	MSCO	Buy	15,323,000	10,451,121		3/22/19	24,910	(36,123)
New Zealand Dollar[b]	MSCO	Sell	6,721,000	4,603,739		3/22/19	30,734	(6,165)
Swiss Franc	BNYM	Sell	208,093	208,215		3/22/19	–	(732)
Swiss Franc[b]	MSCO	Buy	2,917,000	2,957,736		3/22/19	543	(29,312)
Swiss Franc[b]	MSCO	Sell	8,314,000	8,456,335		3/22/19	109,143	(916)
Brazilian Real	JPHQ	Sell	1,771,322	470,000		3/25/19	1,472	(2,169)
British Pound	MSCS	Sell	100,000	130,729		3/25/19	–	(2,083)
Turkish Lira	BOFA	Buy	230,000	42,471		3/25/19	–	(17)
Australian Dollar	JPHQ	Sell	7,240,491	5,152,437		3/26/19	14,021	–
Canadian Dollar	JPHQ	Sell	2,663,867	2,017,473		3/26/19	–	(8,153)
Czech Koruna	JPHQ	Sell	17,006,537	753,335		3/26/19	–	(1,946)
Euro	JPHQ	Buy	1,241,371	1,413,034		3/26/19	2,173	–
Hong Kong Dollar	JPHQ	Sell	1,490,237	190,146		3/26/19	125	–
Japanese Yen	JPHQ	Buy	9,002,658	81,458		3/26/19	–	(517)
Mexican Peso	JPHQ	Buy	135,835,963	7,037,940		3/26/19	–	(22,545)
New Zealand Dollar	JPHQ	Sell	6,325,224	4,314,739		3/26/19	4,848	–
Norwegian Krone	JPHQ	Buy	18,635,393	2,165,084		3/26/19	15,444	–
Singapore Dollar	JPHQ	Sell	882,949	653,355		3/26/19	2	–
South African Rand	JPHQ	Sell	16,832,558	1,202,552		3/26/19	11,996	–
Swedish Krona	JPHQ	Buy	8,081,579	865,320		3/26/19	11,564	–
Swiss Franc	JPHQ	Sell	4,477,985	4,486,846		3/26/19	–	(11,259)
Turkish Lira	JPHQ	Buy	4,012,295	744,217		3/26/19	–	(4,059)
Argentine Peso	MSCS	Buy	1,760,000	43,770		3/28/19	10	–
Argentine Peso	MSCS	Sell	1,760,000	43,825		3/28/19	45	–
Colombian Peso	MSCS	Sell	780,000,000	251,103		3/28/19	–	(1,672)
Australian Dollar	BZWS	Buy	65,000	46,534		3/29/19	–	(402)
British Pound	BNYM	Sell	657,000	836,909		3/29/19	–	(35,856)
British Pound	DBAB	Sell	481,000	634,410		3/29/19	–	(4,555)
British Pound	MSCO	Buy	120,000	157,119		3/29/19	2,290	–
British Pound	MSCO	Sell	211,000	279,574		3/29/19	–	(721)
Euro	BNYM	Sell	2,120,000	2,438,827		3/29/19	21,320	–
Euro	DBAB	Sell	183,000	208,460		3/29/19	–	(221)
Hungarian Forint	BZWS	Buy	13,035,000	46,853		3/29/19	211	–
Mexican Peso	MSCO	Buy	37,863,000	1,850,758		3/29/19	103,769	–
Mexican Peso	MSCO	Sell	37,863,000	1,914,496		3/29/19	–	(40,030)
South African Rand	MSCS	Sell	30,985,000	2,232,140		3/29/19	41,391	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	BOFA	Buy	52,235,000	46,810	3/29/19	$–	$(327)
Turkish Lira	BZWS	Buy	80,000	14,755	4/01/19	–	(49)
Brazilian Real	JPHQ	Buy	10,223,671	2,712,101	4/02/19	3,148	–
Swedish Krona	BZWS	Sell	345,000	37,561	4/04/19	100	–
Thai Baht	UBSW	Buy	1,245,000	39,423	4/04/19	115	–
Canadian Dollar	BOFA	Buy	1,091,476	834,118	4/05/19	–	(3,954)
Canadian Dollar	MSCO	Sell	277,555	208,648	4/05/19	–	(2,457)
Argentine Peso	MSCS	Buy	560,000	13,712	4/08/19	62	–
Brazilian Real	MSCS	Buy	135,000	35,965	4/08/19	–	(124)
Brazilian Real	JPHQ	Sell	5,178,902	1,383,309	4/10/19	8,534	–
South Korean Won	JPHQ	Sell	2,771,000,474	2,470,390	4/11/19	5,632	(2,258)
Hungarian Forint	UBSW	Buy	104,925,000	377,987	4/15/19	1,348	–
Malaysian Ringgit	MSCS	Buy	2,305,000	561,330	4/15/19	4,967	–
New Zealand Dollar	JPHQ	Sell	1,959,119	1,319,760	4/15/19	–	(15,690)
Norwegian Krone	BOFA	Buy	4,795,000	565,400	4/15/19	–	(3,867)
Peruvian Nuevo Sol	JPHQ	Sell	304,065	90,802	4/16/19	–	(1,245)
Australian Dollar	BOFA	Buy	223,034	159,428	4/23/19	–	(1,077)
Australian Dollar	BOFA	Sell	4,965,075	3,521,152	4/23/19	–	(3,983)
Australian Dollar	DBAB	Buy	86,193	61,207	4/23/19	–	(11)
Australian Dollar	UBSW	Buy	102,688	73,096	4/23/19	–	(189)
Euro	BOFA	Sell	2,815,629	3,191,758	4/23/19	–	(26,122)
Euro	MSCO	Buy	171,009	194,929	4/23/19	510	–
Euro	UBSW	Buy	233,333	265,690	4/23/19	978	–
Polish Zloty	BZWS	Buy	1,405,000	374,277	4/23/19	–	(2,316)
Swiss Franc	JPHQ	Sell	1,573,866	1,594,248	4/23/19	8,934	–
Colombian Peso	JPHQ	Sell	3,759,145,637	1,202,619	4/26/19	–	(13,574)
British Pound	MSCO	Buy	77,878	103,639	4/30/19	–	(6)
British Pound	MSCO	Sell	219,423	287,667	4/30/19	–	(4,322)
Canadian Dollar	MSCO	Buy	119,016	90,681	4/30/19	–	(108)
Canadian Dollar	MSCO	Sell	2,358,276	1,795,041	4/30/19	1,051	(703)
Danish Krone	MSCO	Buy	777,400	119,311	4/30/19	–	(112)
Danish Krone	MSCO	Sell	27,106,180	4,145,521	4/30/19	–	(10,665)
Euro	MSCO	Sell	51,537	58,888	4/30/19	–	(48)
Swedish Krona	MSCO	Buy	9,552,727	1,033,402	4/30/19	6,054	–
Swiss Franc	MSCO	Buy	1,127,912	1,135,465	4/30/19	1,465	(37)
Chilean Peso	JPHQ	Sell	282,624,011	431,958	5/08/19	1,105	–
Euro	JPHQ	Sell	3,000,000	3,408,217	5/20/19	–	(28,005)
Swiss Franc	BOFA	Sell	44,131	44,587	5/28/19	12	(20)
Swiss Franc	JPHQ	Sell	2,517,316	2,535,699	5/28/19	–	(8,050)
Euro	JPHQ	Sell	2,005,288	2,303,425	6/19/19	745	–
Indian Rupee	JPHQ	Sell	50,915,148	705,905	6/19/19	–	(48)
Taiwan Dollar	JPHQ	Sell	75,576,749	2,470,071	8/13/19	–	(15,231)

Total Forward Exchange Contracts						$1,937,337	$(2,804,990)
Net unrealized appreciation (depreciation)							$(867,653)

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.
bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 28, 2019, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic
	Payment						Unamortized
	Rate						Upfront	Unrealized
	Received	Payment		Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency		Date	Amount[a]	Value	(Receipts)	Depreciation) Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Mexico	(1.00%)	Quarterly		6/20/23	1,744,000	$8,666	$3,310	$5,356
Government of Mexico	(1.00%)	Quarterly		12/20/23	866,000	8,854	14,756	(5,902)
Government of South Africa .	(1.00%)	Quarterly		12/20/21	2,644,000	15,807	181,272	(165,465)
Government of South Africa .	(1.00%)	Quarterly		6/20/22	1,495,000	16,856	77,628	(60,772)
Government of South Korea .	(1.00%)	Quarterly		12/20/21	1,947,567	(44,153)	(56,447)	12,294
Government of South Korea .	(1.00%)	Quarterly		12/20/22	164,487	(4,645)	(3,929)	(716)
Government of Turkey	(1.00%)	Quarterly		9/20/20	1,976,000	29,400	157,717	(128,317)
Government of Turkey	(1.00%)	Quarterly		12/20/20	1,723,000	31,159	104,521	(73,362)
Government of Turkey	(1.00%)	Quarterly		12/20/21	429,000	15,788	26,235	(10,447)
Government of Turkey	(1.00%)	Quarterly		6/20/23	294,000	21,318	42,891	(21,573)
Contracts to Sell Protection[c,d]
Single Name
Government of Russia	1.00%	Quarterly		9/20/20	2,800,131	9,255	(339,144)	348,399	BBB-
Government of Russia	1.00%	Quarterly		6/20/21	413,000	1,033	(30,563)	31,596	BBB-
Government of Russia	1.00%	Quarterly		12/20/21	374,000	551	(13,889)	14,440	BBB-
Government of South Africa .	1.00%	Quarterly		12/20/22	874,000	(14,383)	(17,002)	2,619	BB+
Government of Turkey	1.00%	Quarterly		12/20/22	826,000	(49,210)	(37,352)	(11,858	) BBB-
Total Centrally Cleared Swap Contracts						$46,296	$110,004	$(63,708)
OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name			Counterparty
Enel SpA	(1.00%)	Quarterly	BOFA	6/20/23	550,000 EUR	(7,591)	(271)	(7,320)
Enel SpA	(1.00%)	Quarterly	MSCS	12/20/23	330,000 EUR	(3,434)	2,105	(5,539)
Traded Index
CDX.EM.30	(1.00%)	Quarterly	BOFA	12/20/23	385,000	10,081	11,210	(1,129)
ITraxx Asia Ex Japan	(1.00%)	Quarterly	MSCS	12/20/23	385,000	(5,864)	(5,059)	(805)
Total OTC Swap Contracts						$(6,808)	$7,985	$(14,793)
Total Credit Default Swap Contracts						$39,488	$117,989	$(78,501)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor's (S&P) Rating for single name swaps.
cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
dThe Fund enters contracts to sell protection to create a long credit position.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 28, 2019, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
					Value/Unrealized
	Payment	Maturity	Notional		Appreciation
Description	Frequency	Date	Amount		(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.67%	Annually	3/21/23	18,133,702	CZK		$16,043
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.74%	Annually	3/21/23	9,453,969	CZK		6,993
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.86%	Annually	3/21/23	39,226,029	CZK		19,984
Receive Floating rate MIBOR
Pay Fixed rate 6.67%	Annually	6/20/23	68,165,992	INR		(21,774)
Receive Fixed rate 7.87%
Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	18,187,067	MXN		(5,870)
Receive Fixed rate 7.89%
Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	5,702,534	MXN		(1,550)
Receive Fixed rate 7.91%
Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	14,910,921	MXN		(3,511)
Receive Fixed rate 7.95%
Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23	23,311,467	MXN		(3,880)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.88%	Annually	9/19/23	32,090,072	CZK		16,055
Receive Fixed rate 7.88%
Pay Floating rate 1 Month MXN TIIE	Monthly	12/13/23	14,655,455	MXN		(4,900)
Receive Fixed rate 8.07%
Pay Floating rate 1 Month MXN TIIE	Monthly	12/13/23	7,866,180	MXN		543
Receive Fixed rate 8.81%
Pay Floating rate 1 Month MXN TIIE	Monthly	12/13/23	60,005,254	MXN		94,901
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.41%	Semi-Annually	8/04/67	133,000	GBP		13,070
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.52%	Semi-Annually	3/20/69	1,791,234	GBP		55,679
Total Interest Rate Swap Contracts						$181,783

At February 28, 2019, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
						Value/Unrealized
		Payment Counter-	Maturity		Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*	(Depreciation)

OTC Swap Contracts

Commodity Contracts - Short[a]
Bloomberg Commodity Index[b]	0.15%	Monthly	MSCI	3/11/19	406,402		$(8,851)

Credit Contracts – Short[a]
iBoxx USD Liquid High Yield Index	1-Month LIBOR	Quarterly	MSCS	3/20/19	1,425,000		(16,744)
iBoxx USD Liquid High Yield Index	1-Month LIBOR	Quarterly	MSCS	6/20/19	1,448,000		(17,014)

							(33,758)

Equity Contracts - Long[c]
Aeroports de Paris	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/19	621,925	EUR	9,991
Altaba Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/20/19	4,947,859		1,863,377
Anglo American PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/20/20	943,397	GBP	(24,885)
Anima Holding SpA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/19	483,115	EUR	45,188
Antofagasta PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/20/20	197,069	GBP	29,827
Ashtead Group PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/20/20	889,201	GBP	40,103
Bank Danamon Indonesia Tbk PT	1-Day FEDEF + 1.45%	Monthly	MSCS	2/22/21	310,165		(21,509)
Barclays PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	475,624	GBP	45,219

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[c] (continued)
BHP Group PLC	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	3,465,664		$248,341
BNP Paribas SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/19	999,015	EUR	127,630
BTG PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/20	678,065	GBP	7,796
Caterpillar Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	5,536,637		(103,879)
Celesio AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/04/19	3,160,765	EUR	(43,499)
CSX Corp.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	4,238,342		5,612
Danone SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/19	2,150,842	EUR	57,729
Earthport PLC	1-Month LIBOR + 1.00%	Monthly	DBAB	7/17/19	889,790	GBP	(3,125)
EDP - Energias de Portugal SA	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/19	457,290	EUR	(1,271)
EDP Renovaveis SA	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/19	797,888	EUR	92,235
Eurofins Scientific SE	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/19/19	270,633	EUR	46,317
First Data Corp.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	2,406,948		(27,648)
Glow Energy PCL	1-Day FEDEF + 1.45%	Monthly	MSCS	2/19/21	172,837		(338)
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/19/19	1,268,687	EUR	141,149
Hikma Pharmaceuticals PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	80,485	GBP	(3,788)
Iliad SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/19	1,449,726	EUR	(3,979)
Innogy SE	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/19	4,098,502	EUR	387,792
ITV PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	1,027,584	GBP	(9,967)
Knight-Swift Transportation Holdings Inc. .	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	5,031,094		(134,196)
L3 Technologies Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	2,314,732		257,303
LafargeHolcim Ltd.	1-Month LIBOR + 0.40%	Monthly	MSCS	7/26/19	2,164,347	CHF	108,678
NVR Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	2,569,447		137,013
OneMarket Ltd.	1-Month LIBOR + 0.55%	Monthly	MSCS	2/20/20	–		10,042
Panalpina Welttransport Holding AG	1-Month LIBOR + 0.40%	Monthly	DBAB	2/25/20	502,330	CHF	(1,560)
Pets at Home Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	538,807	GBP	110,758
Plastic Omnium SA	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/20	1,219,706	EUR	(28,376)
Rio Tinto PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/20/20	619,003	GBP	142,690
Rio Tinto PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	2,744,510		699,009
RPC Group PLC	1-Month LIBOR + 0.45%	Monthly	DBAB	7/17/19	2,612,187	GBP	(14,193)
RPC Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/20	419,709	GBP	(2,642)
RSA Insurance Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	660,973	GBP	(36,620)
RWE AG	1-Day EONIA + 0.65%	Monthly	MSCS	10/30/19	2,688,879	EUR	173,449
Ryanair Holdings PLC	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/19/19	450,153	EUR	36,566
SCOR SE	1-Month LIBOR + 0.45%	Monthly	DBAB	11/25/19	105,440	EUR	4,038
Showa Shell Sekiyu KK	1-Month LIBOR + 0.45%	Monthly	MSCS	1/20/21	19,073,260	JPY	2,800
Smiths Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	529,287	GBP	(22,909)
Societe Generale SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/19	796,829	EUR	106,948
Sports Direct International PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/12/19	867,015	GBP	(12,381)
Stroeer SE & Co KGaA	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/19/19	2,619,887	EUR	159,492
Twenty-First Century Fox Inc.	1-Month LIBOR + 0.40%	Monthly	DBAB	8/20/19	1,701,857		(214)
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/20	3,439,082	GBP	(974,448)

							3,625,665

Equity Contracts – Short[a]
Air Liquide SA	1-Day EONIA - 0.40%	Monthly	MSCS	1/10/20	212,880	EUR	(12,292)
Alibaba Group Holding Ltd.	1-Day FEDEF - 0.35%	Monthly	MSCS	12/20/19	4,992,307		(442,492)
BHP Group Ltd.	1-Day RBACR - 0.50%	Monthly	MSCS	1/29/21	164,781	AUD	(9,348)
BHP Group Ltd.	1-Day RBACR - 0.50%	Monthly	MSCS	2/04/21	3,957,632		(279,393)
Colruyt SA	1-Day EONIA - 0.40%	Monthly	MSCS	12/19/19	1,351,603	EUR	(3,525)
Fiserv Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	2,445,879		17,224
Harris Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	2,360,569		(233,285)
Idemitsu Kosan Co. Ltd.	1-Day MUTSCALM - 0.40%	Monthly	MSCS	1/20/21	18,415,709	JPY	(3,714)
JD Sports Fashion PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/12/19	240,622	GBP	(3,484)
Marks & Spencer Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/12/19	320,613	GBP	25,682
MSPSDWD2 Index	1-Day FEDEF - 0.40%	Monthly	MSCS	9/22/20	1,202,592		(219,404)
MSPSMLP Index	1-Day FEDEF - 0.35%	Monthly	MSCS	9/22/20	472,247		(54,000)
Next PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/12/19	259,333	GBP	(9,465)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)
							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[a] (continued)
Technology Select Sector SPDR Index	1-Day FEDEF - 0.35%	Monthly	MSCS	9/22/20	2,698,858		$(372,854)
Unilever NV	1-Day EONIA - 0.35%	Monthly	MSCS	12/19/19	239,909	EUR	3,238
The Walt Disney Co.	1-Month LIBOR - 0.35%	Monthly	DBAB	8/20/19	457,902		874
							(1,596,238)
Fixed Income Contracts - Long[c]
Egyptian Treasury Bill	–	Monthly	DBAB	8/13/19	8,541,327	EGP	10,111
Egyptian Treasury Bill	3-Month LIBOR + 0.50%	Monthly	GSCO	8/13/19	8,499,425	EGP	9,835
							19,946
Total Total Return Swap Contracts							$2,006,764

*In U.S. dollars unless otherwise indicated.
aThe Fund receives the variable financing rate and pays the total return on the underlying instrument.
bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.
cThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

Abbreviations
Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	AUD	Australian Dollar	ARLLMONP	Argentina Blended Policy Rate
BOFA	Bank of America, N.A.	CAD	Canadian Dollar	ARM	Adjustable Rate Mortgage
		CHF	Swiss Franc	BADLAR	Argentina Deposit Rates Badlar
BZWS	Barclays Bank PLC				Private Banks ARS
CSFB	Credit Suisse First Boston	COP	Colombian Peso	CAC	Cotation Assistee en Continu
DBAB	Deutsche Bank, AG	CZK	Czech Koruna	CBOT	Chicago Board of Trade
GSCO	Goldman Sachs International	EGP	Egyptian Pound	CME	Chicago Mercantile Exchange
HSBC	HSBC Bank USA, N.A.	EUR	Euro	DAX	Deutscher Aktienindex
JPHQ	JP Morgan Chase Bank, N.A.	GBP	British Pound	DJIA	Dow Jones Industrial Average
MSCI	Morgan Stanley Capital International PLC	HKD	Hong Kong Dollar	EONIA	Euro OverNight Index Average
MSCO	Morgan Stanley & Co., LLC	HUF	Hungarian Forint	ETF	Exchange Traded Fund
MSCS	Morgan Stanley Capital Services LLC	ILS	New Israeli Shekel	EURIBOR	Euro Interbank Offered Rate
UBSW	UBS AG	INR	Indian Rupee	FEDEF	Federal Funds Effective Rate
		JPY	Japanese Yen	FHLMC	Federal Home Loan Mortgage Corp.
		MXN	Mexican Peso	FRN	Floating Rate Note
Index		RUB	Russian Ruble	FTSE	Financial Times Stock Exchange
CDX.EM	CDX Emerging Markets Index	TRY	Turkish Lira	IDR	International Depositary Receipt
		TWD	Taiwan Dollar	JPX	Japan Exchange Group
		USD	United States Dollar	JSE	Johannesburg Stock Exchange Index
		ZAR	South African Rand	LIBOR	London InterBank Offered Rate
				MIB	Milano Italia Borsa
				MIBOR	Mumbai Interbank Offered Rate
				MUTSCALM	Bank of Japan Estimate Unsecured Overnight
Call Rate
				MSCI	Morgan Stanley Capital International
				PIK	Payment In-Kind
				PRIBOR	Prague Interbank Offered Rate
				RBACR	Reserve Bank of Australia Cash Rate
				REIT	Real Estate Investment Trust
				SONIA	Sterling Overnight Index Average
				SPDR	S&P Depositary Receipt
				SPI	Swiss Performance Index
				TIIE	Interbank Equilibrium Interest Rate
				TOPIX	Tokyo Price Index

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, February 28, 2019 (unaudited)

Franklin K2 Global Macro Opportunities Fund

	Country	Shares	Value

Preferred Stocks (Cost $385,003) 1.7%
Banks 1.7%
HSBC Holdings PLC, 6.00%, pfd.	United Kingdom	400,000	$390,090

		Principal
		Amount*

Corporate Bonds and Notes 14.9%
Banks 4.9%
[a]Bank of India, senior note, Reg S, 3.125%, 5/06/20	India	400,000	395,376
[a]Industrial And Commercial Bank of China (Asia) Ltd., senior note,
Reg S, 5.125%, 11/30/20	Hong Kong	200,000	205,345
[a,b]Postal Savings Bank of China Co. Ltd., junior sub. bond, Reg S,
FRN, 4.50%, (US 5 Year CMT T-Note + 2.63%), 12/31/65	China	200,000	194,500
[c]Westpac Banking Corp., junior sub. bond, 5.00% to 9/21/27, FRN
thereafter, Perpetual	Australia	400,000	353,096
			1,148,317
Chemicals 1.1%
[a] Bluestar Finance Holdings Ltd., senior note, Reg S, 4.375%, 6/11/20	China	260,000	261,989
Communications Equipment 1.6%
[a] Proven Glory Capital Ltd., senior note, Reg S, 4.00%, 2/21/27	China	400,000	375,340
Diversified Financial Services 1.7%
[a]Power Finance Corp. Ltd., E, senior bond, Reg S, 5.25%, 8/10/28	India	400,000	398,156
Diversified Telecommunication Services 0.9%
[a] Axiata SPV2 Bhd, senior note, Reg S, 3.466%, 11/19/20	Malaysia	200,000	200,298
Electronic Equipment, Instruments & Components 0.8%
[a] Tsinghua Unic Ltd., senior note, Reg S, 5.375%, 1/31/23	China	200,000	191,685
Metals & Mining 1.6%
[a] ABJA Investment Co. Pte Ltd., senior note, Reg S, 5.45%, 1/24/28	India	400,000	366,115
Oil, Gas & Consumable Fuels 1.3%
Petrobras Global Finance BV, senior note,
4.375%, 5/20/23	Brazil	7,000	7,037
6.25%, 3/17/24	Brazil	88,000	93,478
Petroleos Mexicanos,
senior bond, 5.50%, 1/21/21	Mexico	39,000	39,575
senior note, 4.875%, 1/24/22	Mexico	73,000	72,744
senior note, 3.50%, 1/30/23	Mexico	55,000	51,365
senior note, 4.625%, 9/21/23	Mexico	36,000	34,567
			298,766
Wireless Telecommunication Services 1.0%
[a]Bharti Airtel Ltd., senior note, Reg S, 4.375%, 6/10/25	India	250,000	233,749
Total Corporate Bonds and Notes (Cost $3,449,402)			3,474,415

Corporate Bonds and Notes in Reorganization
(Cost $5,704) 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
a,dPetroleos de Venezuela SA, senior note, Reg S, 6.00%, 10/28/22 Venezuela 40,143 7,426

Quarterly Consolidated Statement of Investments | See Notes to the Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)
		Principal
	Country	Amount*		Value

Foreign Government and Agency Securities 5.8%
Argentina Treasury Bill, Strip,
4/30/20	Argentina	682,788	ARS	$20,302
7/31/20	Argentina	1,100,673	ARS	28,740
Government of Argentina,
2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	141,585	EUR	94,001
[b]senior note, FRN, 53.666%, (ARLLMONP), 6/21/20	Argentina	713,967	ARS	20,109
[a]senior note, Reg S, 3.875%, 1/15/22	Argentina	100,000	EUR	101,727
senior note, 5.625%, 1/26/22	Argentina	207,000		186,455
senior note, 4.625%, 1/11/23	Argentina	66,000		56,141
Government of Brazil, senior bond, 4.875%, 1/22/21	Brazil	100,000		103,200
Government of Russia, senior bond,
7.25%, 5/10/34	Russia	4,002,000	RUB	55,117
[a]Reg S, 5.25%, 6/23/47	Russia	200,000		198,705
Government of South Africa,
5.50%, 3/09/20	South Africa	100,000		101,809
8.75%, 2/28/48	South Africa	850,784	ZAR	54,178
R186, 10.50%, 12/21/26	South Africa	2,482,173	ZAR	193,819
Government of Turkey, senior bond, 7.00%, 6/05/20	Turkey	135,000		138,849
Total Foreign Government and Agency Securities
(Cost $1,406,035)				1,353,152

Municipal Bonds in Reorganization 0.6%
Puerto Rico 0.6%
[d]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
5.50%, 7/01/39	United States	160,000		78,400
5.00%, 7/01/41	United States	70,000		33,600
5.75%, 7/01/41	United States	65,000		39,163
Total Municipal Bonds in Reorganization (Cost $157,856)				151,163

Total Investments before Short Term Investments
(Cost $5,404,000)				5,376,246

Short Term Investments 70.0%

Corporate Bonds and Notes 3.4%
Banks 0.9%

[a] State Bank of India, Reg S, 3.622%, 4/17/19	India	200,000	200,239
Electric Utilities 0.8%
[a]State Grid Overseas Investment 2014 Ltd., senior note, Reg S,
2.75%, 5/07/19	China	200,000	199,981
Real Estate Management & Development 1.7%
[a]China Overseas Finance Cayman VI Ltd., senior note, Reg S,
4.25%, 5/08/19	China	200,000	200,317
[a]Vanke Real Estate Hong Kong Co. Ltd., senior note, Reg S,
3.95%, 12/23/19	China	204,000	204,724
			405,041
Total Corporate Bonds and Notes (Cost $805,147)			805,261

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

	Country	Shares	Value

Money Market Funds 66.6%
[e,f] Dreyfus Government Cash Management, Institutional, 2.30%	United States	5,239,789	$5,239,789
[e]Fidelity Investments Money Market Government Portfolio, Institutional, 2.29%	United States	10,345,421	10,345,421
Total Money Market Funds (Cost $15,585,210)			15,585,210
Total Investments (Cost $21,794,357) 93.0%			21,766,717
Other Assets, less Liabilities 7.0%			1,621,307
Net Assets 100.0%			$23,388,024

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2019, the aggregate value of these securities was $3,935,672, representing 16.8% of net assets.
bThe coupon rate shown represents the rate at period end.
cPerpetual security with no stated maturity date.
dDefaulted security or security for which income has been deemed uncollectible.
eThe rate shown is the annualized seven-day yield at period end.
fA portion or all of the security is owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 6.

Quarterly Consolidated Statement of Investments | See Notes to the Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

At February 28, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Commodity Contracts[a]
Aluminum	Long	5	$236,844	3/18/19	$3,483
Aluminum	Short	5	236,844	3/18/19	10,492
Aluminum	Short	4	191,725	6/17/19	(5,292)
Brent Crude Oil	Long	2	132,620	3/29/19	4,957
Cocoa	Long	2	44,645	5/15/19	(1,026)
Coffee	Short	2	73,838	5/20/19	9,163
Coffee	Short	1	37,931	7/19/19	10,609
Coffee	Short	1	38,962	9/18/19	3,484
Copper	Long	8	1,306,100	3/18/19	84,824
Copper	Short	8	1,306,100	3/18/19	(87,133)
Copper	Long	5	814,125	6/17/19	14,648
Copper	Short	3	488,475	6/17/19	(28,236)
Corn	Short	5	92,687	5/14/19	4,049
Cotton No.2	Short	1	36,410	5/08/19	1,387
Gasoline RBOB	Short	3	220,790	3/29/19	(15,883)
Gold 100 Oz	Short	3	394,830	4/26/19	4,773
Hard Red Winter Wheat	Short	4	88,900	5/14/19	9,089
Hard Red Winter Wheat	Short	2	45,325	7/12/19	6,870
Lean Hogs	Short	2	44,700	4/12/19	7,604
Lean Hogs	Short	2	60,720	6/14/19	1,045
Lean Hogs	Short	1	31,310	7/15/19	(453)
Live Cattle	Long	1	51,940	4/30/19	7
Live Cattle	Long	1	48,060	6/28/19	47
Natural Gas	Short	3	84,360	3/27/19	(4,357)
Nickel	Long	2	155,886	3/18/19	18,809
Nickel	Short	2	155,886	3/18/19	(20,589)
NY Harbor ULSD	Short	1	85,147	3/29/19	(233)
Silver	Short	2	156,340	5/29/19	3,731
Soybean	Short	2	91,025	5/14/19	2,070
Soybean Meal	Short	4	122,400	5/14/19	3,189
Soybean Oil	Short	1	18,150	5/14/19	453
Sugar	Short	2	28,627	4/30/19	263
Wheat	Short	3	68,925	5/14/19	8,079
Wheat	Short	1	23,325	7/12/19	1,085
WTI Crude Oil	Short	2	114,440	3/20/19	(5,715)
Zinc	Long	2	140,275	3/18/19	16,558
Zinc	Short	2	140,275	3/18/19	(10,031)
Zinc	Long	2	138,675	6/17/19	9,307
					61,127
Currency Contracts
AUD/USD	Short	12	851,400	3/18/19	12,331
CAD/USD	Short	9	685,170	3/19/19	(9,503)
CHF/USD	Short	4	501,900	3/18/19	2,612
EUR/USD	Short	40	5,696,750	3/18/19	19,111
GBP/USD	Long	2	165,975	3/18/19	959
GBP/USD	Short	1	82,988	3/18/19	(3,934)
JPY/USD	Short	2	224,687	3/18/19	3,084
MXN/USD	Long	8	206,920	3/18/19	7,575
MXN/USD	Short	1	25,865	3/18/19	(1,555)
NZD/USD	Short	4	272,400	3/18/19	753

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Futures Contracts (continued)
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts (continued)
ZAR/USD	Short	2	$70,825	3/18/19	$(1,930)
					29,503
Equity Contracts
Amsterdam Index	Long	1	123,077	3/15/19	1,968
CAC 40 10 Euro Index	Long	5	297,955	3/15/19	8,181
CME E-Mini Russell 2000 Index	Long	5	393,875	3/15/19	33,665
DAX Index	Long	1	327,585	3/15/19	9,201
DJ EURO STOXX 50 Index	Long	10	375,131	3/15/19	5,647
DJIA Mini E-CBOT Index	Long	4	518,260	3/15/19	26,837
FTSE 100 Index	Long	6	563,075	3/15/19	29,215
Hang Seng Index	Long	2	365,184	3/28/19	(586)
NASDAQ 100 E-Mini Index	Long	2	284,100	3/15/19	33,626
Nikkei 225 Index	Long	3	575,696	3/07/19	9,950
OMX Stockholm 30 Index	Long	4	68,081	3/15/19	86
S&P 500 E-Mini Index	Long	5	696,175	3/15/19	37,446
S&P 500 E-Mini Index	Short	1	139,235	3/15/19	(11,482)
S&P/TSX 60 Index	Long	1	144,747	3/14/19	1,968
SPI 200 Index	Long	1	109,045	3/21/19	2,667
TOPIX Index	Long	3	432,243	3/07/19	10,532
					198,921
Interest Rate Contracts
3 Month EURIBOR	Long	1	284,234	6/14/21	511
10 Yr. Mini Japanese Government Bond	Long	2	273,844	3/12/19	1,597
90 Day Bank Bill	Long	2	1,412,536	9/12/19	186
90 Day Bank Bill	Long	2	1,412,745	12/13/19	934
90 Day Bank Bill	Long	2	1,412,849	3/12/20	1,160
90 Day Bank Bill	Long	2	1,412,883	6/11/20	1,243
90 Day Bank Bill	Long	2	1,412,849	9/10/20	1,037
90 Day Eurodollar	Long	1	243,700	6/15/20	(114)
90 Day Eurodollar	Long	1	243,812	9/14/20	148
90 Day Eurodollar	Long	1	243,812	12/14/20	260
90 Day Eurodollar	Long	1	243,875	3/15/21	173
90 Day Eurodollar	Long	2	487,750	6/14/21	8
90 Day Sterling	Long	1	164,210	9/18/19	(83)
90 Day Sterling	Long	1	164,094	12/18/19	(109)
90 Day Sterling	Long	2	328,056	3/18/20	(163)
90 Day Sterling	Long	1	163,945	6/17/20	(176)
90 Day Sterling	Long	1	163,870	9/16/20	(184)
90 Day Sterling	Long	1	163,804	12/16/20	(193)
90 Day Sterling	Long	1	163,746	3/17/21	(266)
90 Day Sterling	Long	1	163,688	6/16/21	(209)
Australian 3 Yr. Bond	Long	21	1,679,619	3/15/19	12,390
Australian 10 Yr. Bond	Long	7	670,806	3/15/19	16,571
Canadian 10 Yr. Bond	Long	19	1,959,413	6/19/19	(7,802)
Euro BUXL 30 Yr. Bond	Long	1	209,336	3/07/19	4,993
Euro-BOBL	Long	6	905,773	3/07/19	2,718
Euro-BOBL	Long	1	150,200	6/06/19	(126)
Euro-BTP	Long	1	145,867	3/07/19	2,950
Euro-BTP	Short	1	145,867	3/07/19	(6,014)
Euro-Bund	Long	10	1,880,318	3/07/19	24,613
Euro-OAT	Long	3	521,748	3/07/19	3,043
Long Gilt	Long	9	1,501,571	6/26/19	(17,640)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Futures Contracts (continued)
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts (continued)
U.S. Treasury 2 Yr. Note	Short	1	$212,195	6/28/19	$217
U.S. Treasury 5 Yr. Note	Long	5	572,813	6/28/19	(890)
U.S. Treasury 5 Yr. Note	Short	2	229,125	6/28/19	309
U.S. Treasury 10 Yr. Note	Long	9	1,098,000	6/19/19	(3,818)
U.S. Treasury 10 Yr. Note	Short	1	122,000	6/19/19	217
U.S. Treasury Long Bond	Long	12	1,733,625	6/19/19	(16,010)
U.S. Treasury Ultra 10 Yr. Bond	Short	5	647,266	6/19/19	2,375
					23,856
Total Futures Contracts					$313,407

*As of period end. aA portion or all of the contracts are owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At February 28, 2019, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement		Unrealized Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation			Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	1,620,727	433,035		3/06/19	$	– $	(1,743)
Brazilian Real	JPHQ	Sell	1,620,727	432,170		3/06/19		1,116	(238)
Chinese Yuan	JPHQ	Buy	1,220,854	180,000		3/06/19		2,192	–
South Korean Won	JPHQ	Buy	202,444,200	180,000		3/06/19		30	–
South Korean Won	JPHQ	Sell	201,216,600	180,000		3/06/19		1,061	–
Argentine Peso	JPHQ	Buy	2,576,517	64,119		3/08/19		1,225	–
Argentine Peso	JPHQ	Sell	1,285,245	32,637		3/08/19		42	–
Brazilian Real	JPHQ	Buy	193,697	51,705		3/20/19		–	(214)
Brazilian Real	JPHQ	Sell	193,697	50,000		3/20/19		–	(1,491)
Chilean Peso	JPHQ	Buy	165,254,948	250,000		3/20/19		2,593	(638)
Chilean Peso	JPHQ	Sell	203,488,050	300,000		3/20/19		–	(10,247)
Chinese Yuan	JPHQ	Buy	2,126,483	312,056		3/20/19		5,368	(76)
Chinese Yuan	JPHQ	Sell	2,487,320	362,430		3/20/19		–	(8,767)
Colombian Peso	JPHQ	Buy	1,516,896,933	478,752		3/20/19		13,022	–
Colombian Peso	JPHQ	Sell	1,296,736,900	400,000		3/20/19		–	(20,399)
Czech Koruna	JPHQ	Sell	3,855,096	150,000	EUR	3/20/19		702	(967)
Euro	JPHQ	Buy	212,178	242,550		3/20/19		–	(787)
Euro	JPHQ	Sell	209,785	239,091		3/20/19		54	–
Euro	JPHQ	Sell	150,000	3,869,791	CZK	3/20/19		1,372	(454)
Euro	JPHQ	Sell	142,743	45,124,758	HUF	3/20/19		1,601	(1,438)
Euro	JPHQ	Sell	800,000	7,800,098	NOK	3/20/19		8,253	(7,371)
Euro	JPHQ	Sell	250,000	1,078,004	PLN	3/20/19		1,194	(980)
Euro	JPHQ	Sell	1,300,000	13,531,150	SEK	3/20/19		7,614	(21,428)
Euro	JPHQ	Sell	133,857	866,785	TRY	3/20/19		7,947	–
Hungarian Forint	JPHQ	Sell	31,806,740	100,000	EUR	3/20/19		–	(816)
Indian Rupee	JPHQ	Buy	9,057,244	126,384		3/20/19		608	–
Indian Rupee	JPHQ	Sell	9,057,244	126,698		3/20/19		1	(295)
Mexican Peso	JPHQ	Sell	1,514,915	77,988		3/20/19		–	(327)
New Israeli Shekel	JPHQ	Buy	735,037	200,000		3/20/19		3,065	–
New Israeli Shekel	JPHQ	Sell	1,115,044	300,000		3/20/19		–	(8,047)
Norwegian Krone	JPHQ	Sell	7,923,289	800,000	EUR	3/20/19		1,627	(16,775)
Philippine Peso	JPHQ	Buy	13,155,756	250,000		3/20/19		3,956	–
Philippine Peso	JPHQ	Sell	2,619,513	50,000		3/20/19		–	(567)
Polish Zloty	JPHQ	Sell	1,079,198	250,000	EUR	3/20/19		1,373	(1,731)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
OTC Forward Exchange Contracts (continued)
Russian Ruble	JPHQ	Buy	15,664,529	236,537		3/20/19	$1,157	$(780)
Russian Ruble	JPHQ	Sell	18,438,397	272,935		3/20/19	256	(6,187)
Singapore Dollar	JPHQ	Buy	203,208	150,000		3/20/19	423	(70)
Singapore Dollar	JPHQ	Sell	204,310	150,000		3/20/19	–	(1,167)
South African Rand	JPHQ	Buy	8,041,209	583,104		3/20/19	–	(13,938)
South African Rand	JPHQ	Sell	11,651,779	838,186		3/20/19	16,076	(2,615)
Swedish Krona	JPHQ	Sell	14,467,968	1,400,000	EUR	3/20/19	35,515	(9,681)
Taiwan Dollar	JPHQ	Buy	9,204,273	300,000		3/20/19	237	(714)
Taiwan Dollar	JPHQ	Sell	10,680,545	350,000		3/20/19	2,436	–
Thai Baht	JPHQ	Buy	7,890,850	250,000		3/20/19	978	(469)
Thai Baht	JPHQ	Sell	4,830,656	150,000		3/20/19	395	(3,753)
Turkish Lira	JPHQ	Buy	1,070,491	200,000		3/20/19	–	(1,818)
Turkish Lira	JPHQ	Sell	1,071,283	200,000		3/20/19	1,672	–
Turkish Lira	JPHQ	Sell	866,785	131,464	EUR	3/20/19	–	(10,668)
Australian Dollar	MSCO	Buy	1,151,000	822,990		3/22/19	188	(6,396)
Australian Dollar	MSCO	Sell	1,932,000	1,383,932		3/22/19	14,546	(1,616)
British Pound	MSCO	Buy	2,543,000	3,297,944		3/22/19	79,202	(267)
British Pound	MSCO	Sell	1,925,000	2,472,169		3/22/19	–	(84,058)
Canadian Dollar	MSCO	Buy	1,322,000	993,044		3/22/19	12,127	(11)
Canadian Dollar	MSCO	Sell	2,145,000	1,614,017		3/22/19	383	(17,278)
Euro	MSCO	Buy	1,419,000	1,629,694		3/22/19	177	(12,727)
Euro	MSCO	Sell	2,587,000	2,965,432		3/22/19	19,846	(2,654)
Japanese Yen	MSCO	Buy	193,600,000	1,766,024		3/22/19	284	(26,275)
Japanese Yen	MSCO	Sell	370,559,000	3,356,264		3/22/19	39,481	(13,716)
Mexican Peso	MSCO	Buy	9,157,000	462,109		3/22/19	12,217	(1,097)
Mexican Peso	MSCO	Sell	5,412,000	272,312		3/22/19	762	(8,140)
New Zealand Dollar	MSCO	Buy	1,287,000	877,878		3/22/19	2,241	(3,256)
New Zealand Dollar	MSCO	Sell	1,232,000	835,133		3/22/19	2,452	(6,708)
Swiss Franc	MSCO	Buy	522,000	526,525		3/22/19	765	(3,149)
Swiss Franc	MSCO	Sell	906,000	921,656		3/22/19	11,988	(49)
Indian Rupee	JPHQ	Buy	6,442,740	90,000		3/29/19	223	–
Indonesian Rupiah	JPHQ	Buy	5,647,300,000	400,000		3/29/19	1,009	(734)
Indonesian Rupiah	JPHQ	Sell	4,230,700,000	300,000		3/29/19	132	–
South Korean Won	JPHQ	Buy	201,083,400	180,000		3/29/19	–	(1,058)
Taiwan Dollar	JPHQ	Buy	2,773,980	90,000		3/29/19	332	–
Brazilian Real	JPHQ	Buy	810,363	214,970		4/02/19	250	–
Hong Kong Dollar	JPHQ	Sell	3,914,486	500,000		4/30/19	308	–
Brazilian Real	JPHQ	Sell	188,677	50,000		6/19/19	202	–
Swedish Krona	JPHQ	Sell	5,278,476	500,000	EUR	6/19/19	292	(2,704)
Euro	JPHQ	Sell	172,869	198,570		6/19/19	64	–
South African Rand	JPHQ	Buy	1,405,177	100,000		6/19/19	–	(1,650)
Turkish Lira	JPHQ	Buy	563,118	100,000		6/19/19	–	(759)

Total Forward Exchange Contracts							$324,632	$(351,958)
Net unrealized appreciation (depreciation)								$(27,326)

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin K2 Global Macro Opportunities Fund (continued)
At February 28, 2019, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic
	Payment				Unamortized
	Rate					Upfront	Unrealized
	Received	Payment	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	Date	Amount[a]	Value	(Receipts)	(Depreciation) Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Mexico	(1.00%)	Quarterly	6/20/23	$166,000	$825	$315	$510
Government of Mexico	(1.00%)	Quarterly	12/20/23	56,000	573	957	(384)
Government of South Africa	(1.00%)	Quarterly	12/20/21	275,000	1,644	18,823	(17,179)
Government of South Africa	(1.00%)	Quarterly	6/20/22	168,000	1,894	8,826	(6,932)
Government of South Korea	(1.00%)	Quarterly	12/20/21	207,885	(4,713)	(5,982)	1,269
Government of South Korea	(1.00%)	Quarterly	12/20/22	7,673	(217)	(183)	(34)
Government of Turkey	(1.00%)	Quarterly	6/20/21	405,000	11,167	24,334	(13,167)
Government of Turkey	(1.00%)	Quarterly	12/20/21	43,000	1,582	2,630	(1,048)
Government of Turkey	(1.00%)	Quarterly	6/20/23	11,000	798	1,605	(807)
Contracts to Sell Protection[c,d]
Single Name
Government of Russia	1.00%	Quarterly	12/20/21	393,000	579	(14,594)	15,173	BB+
Government of South Africa	1.00%	Quarterly	12/20/22	111,000	(1,827)	(2,056)	229	BB+
Government of Turkey	1.00%	Quarterly	12/20/22	105,000	(6,256)	(4,748)	(1,508	) B+
Total Credit Default Swap Contracts					$6,049	$29,927	$(23,878)

aFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor's (S&P) Rating for single name swaps.
cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps.
dThe Fund enters contracts to sell protection to create a long credit position.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)

At February 28, 2019, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

						Value/Unrealized
	Payment		Maturity	Notional		Appreciation
Description	Frequency		Date	Amount		(Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed rate 1.93%
Pay Floating rate 6 Month SGD-SIBOR .	Semi-Annually		2/20/20	13,720,000	SGD	$(2,597)
Receive Fixed rate 1.93%
Pay Floating rate 6 Month SGD-SIBOR .	Semi-Annually		2/20/20	13,720,000	SGD	(2,598)
Receive Fixed rate 2.13%
Pay Floating rate 3 Month HKD-HIBOR .	Quarterly		5/14/20	80,000,000	HKD	3,877
Receive Floating rate 6 Month SGD-SIBOR
Pay Fixed rate 1.94%	Semi-Annually		2/20/21	5,134,608	SGD	1,302
Receive Fixed rate 1.75%
Pay Floating rate 3 Month KRW-CD	Quarterly		5/19/21	10,100,000,000	KRW	(6,870)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.67%	Annually		3/21/23	1,364,972	CZK	1,208
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.74%	Annually		3/21/23	928,227	CZK	686
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.86%	Annually		3/21/23	3,372,503	CZK	1,718
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.88%	Annually		9/19/23	4,470,482	CZK	2,237
Receive Floating rate MIBOR
Pay Fixed rate 6.67%	Annually		6/20/23	6,471,391	INR	(2,068)
Receive Fixed rate 7.87%
Pay Floating rate 1 Month MXN TIIE	Monthly		9/13/23	1,876,889	MXN	(606)
Receive Fixed rate 7.89%
Pay Floating rate 1 Month MXN TIIE	Monthly		9/13/23	780,014	MXN	(213)
Receive Fixed rate 7.91%
Pay Floating rate 1 Month MXN TIIE	Monthly		9/13/23	1,524,379	MXN	(359)
Receive Fixed rate 7.95%
Pay Floating rate 1 Month MXN TIIE	Monthly		9/13/23	2,369,147	MXN	(394)
Receive Fixed rate 7.88%
Pay Floating rate 1 Month MXN TIIE	Monthly		12/13/23	35,536	MXN	(12)
Receive Fixed rate 8.07%
Pay Floating rate 1 Month MXN TIIE	Monthly		12/13/23	22,976	MXN	2
Receive Fixed rate 8.81%
Pay Floating rate 1 Month MXN TIIE	Monthly		12/13/23	4,860,272	MXN	7,687
Receive Fixed rate 2.10%
Pay Floating rate 3 Month NZD-LIBOR .	Semi-Annually		2/20/24	1,520,000	NZD	4,070
Receive Floating rate 3 Month HKD-HIBOR
Pay Fixed rate 2.27%	Quarterly		5/14/24	17,500,000	HKD	(1,329)
Receive Floating rate 3 Month KRW-CD
Pay Fixed rate 1.72%	Quarterly		5/19/24	4,100,000,000	KRW	5,007
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.41%	Semi-Annually		8/04/67	27,000	GBP	2,646
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.52%	Semi-Annually		3/20/69	120,172	GBP	3,736
Total Centrally Cleared Swap Contracts						17,130
OTC Swap Contracts		Counterparty
Receive Fixed rate 1.76%
Pay Floating rate 6 Month THB	Semi-Annually	JPHQ	5/21/21	57,500,000	THB	(2,235)
Receive Floating rate 6 Month THB
Pay Fixed rate 1.93%	Semi-Annually	JPHQ	5/21/24	23,000,000	THB	2,305
Total OTC Swap Contracts						70
Total Interest Rate Swap Contracts						$17,200

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Global Macro Opportunities Fund (continued)
At February 28, 2019, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

Value/Unrealized
			Payment Counter-		Maturity	Notional	Appreciation
Underlying Instrument		Financing Rate	Frequency	party	Date	Value	(Depreciation)

OTC Swap Contracts
Fixed Income Contracts - Long[a]
Egyptian Treasury Bill		-	Monthly	DBAB	8/13/19	1,007,556 EGP $	1,193

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Abbreviations
Counterparty		Currency			Selected Portfolio
DBAB	Deutsche Bank AG	ARS	Argentine Peso		ARLLMONP	Argentina Blended Historical Policy Rate
JPHQ	JP Morgan Chase Bank, N.A.	AUD	Australian Dollar		CAC	Cotation Assistée en Continu
MSCO	Morgan Stanley & Co., LLC	CAD	Canadian Dollar		CBOT	Chicago Board of Trade
		CHF	Swiss Franc		CD	Certificate of Deposit
		CZK	Czech Koruna		CME	Chicago Mercantile Exchange
		EGP	Egyptian Pound		CMT	Constant Maturity Treasury Index
		EUR	Euro		DAX	Deutscher Aktienindex
		GBP	British Pound		DJIA	Dow Jones Industrial Average
		HKD	Hong Kong Dollar		EURIBOR	Euro Interbank Offered Rate
		HUF	Hungarian Forint		FRN	Floating Rate Note
		INR	Indian Rupee		FTSE	Financial Times Stock Exchange
		JPY	Japanese Yen		HIBOR	Hong Kong InterBank Offered Rate
		KRW	South Korean Won		LIBOR	London InterBank Offered Rate
		MXN	Mexican Peso		MIBOR	Mumbai Interbank Offered Rate
		NOK	Norwegian Krone		OAT	Obligations Assimilables du Tresor
		NZD	New Zealand Dollar		OMX	Stockholm Stock Exchange
		PLN	Polish Zloty		PRIBOR	Prague Interbank Offered Rate
		RUB	Russian Ruble		SIBOR	Singapore Interbank Offered Rate
		SEK	Swedish Krona		SPI	Swiss Performance Index
		SGD	Singapore Dollar		TIIE	Interbank Equilibrium Interest Rate
		THB	Thai Baht		TOPIX	Tokyo Price Index
		TRY	Turkish Lira		TSX	Toronto Stock Exchange
		USD	United States Dollar		ULSD	Ultra-Low Sulfur Diesel
		ZAR	South African Rand

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, February 28, 2019 (unaudited)
Franklin K2 Long Short Credit Fund

		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests 1.4%
Capital Markets 0.0%†
[a]Gores Holdings III Inc.	United States	3,614	$37,224
Diversified Telecommunication Services 0.1%
[a]Zayo Group Holdings Inc.	United States	2,446	60,661
Equity Real Estate Investment Trusts (REITs) 0.4%
Vici Properties Inc.	United States	23,321	496,971
Independent Power & Renewable Electricity Producers 0.5%
Atlantica Yield PLC	Spain	6,287	125,488
Clearway Energy Inc., A	United States	21,640	319,406
Clearway Energy Inc., C	United States	12,547	188,080
			632,974
Media 0.3%
[a]Altice Europe NV, A	Netherlands	28,532	64,323
[a] Liberty Global PLC, C	United Kingdom	3,816	96,888
[a]Postmedia Network Canada Corp.	Canada	56,068	136,341
			297,552
Metals & Mining 0.1%
Vedanta Ltd., ADR	India	6,285	60,336
Pharmaceuticals 0.0%†
[a]Sanofi, Contingent Value, rts., 12/31/20	France	26,594	12,898
Total Common Stocks and Other Equity Interests
(Cost $1,436,779)			1,598,616

Preferred Stocks 0.3%
Electric Utilities 0.3%
SCE Trust II, 5.10%, pfd.	United States	2,778	60,644
SCE Trust III, 5.75%, pfd., H	United States	2,444	58,900
SCE Trust IV, 5.375%, pfd., J	United States	3,745	85,199
SCE Trust V, 5.45%, pfd., K	United States	1,962	45,675
SCE Trust VI, 5.00%, pfd.	United States	2,577	54,117
Total Preferred Stocks (Cost $273,095)			304,535

		Principal
		Amount*

Convertible Bonds 0.7%
Equity Real Estate Investment Trusts (REITs) 0.2%
iStar Inc., senior note, 3.125%, 9/15/22	United States	283,000	258,217
Independent Power & Renewable Electricity Producers 0.3%
Pattern Energy Group Inc., senior note, 4.00%, 7/15/20	United States	359,000	358,129
Internet & Direct Marketing Retail 0.2%
Wayfair Inc., senior note, 0.375%, 9/01/22	United States	144,000	239,580
Total Convertible Bonds (Cost $785,910)			855,926

Quarterly Statement of Investments | See Notes to the Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds and Notes 29.2%
Aerospace & Defense 0.6%
[b] Bombardier Inc., senior note, 144A, 7.875%, 4/15/27	Canada	102,000	$101,231
[b]TransDigm Inc., 144A,
senior secured note, 6.25%, 3/15/26	United States	162,000	166,455
senior sub. note, 7.50%, 3/15/27	United States	94,000	94,696
Triumph Group Inc., senior note,
4.875%, 4/01/21	United States	179,000	177,210
5.25%, 6/01/22	United States	184,000	178,480
			718,072
Auto Components 0.1%
[b]Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II
Finance Inc., senior note, 144A, 7.875%, 10/01/22	United States	75,000	71,625
Automobiles 0.5%
[b] Tesla Inc., senior note, 144A, 5.30%, 8/15/25	United States	662,000	591,662
Commercial Services & Supplies 4.1%
[b] GFL Environmental Inc., senior note, 144A, 5.625%, 5/01/22	Canada	89,000	86,330
[b]Harland Clarke Holdings Corp., 144A,
senior note, 9.25%, 3/01/21	United States	2,424,500	2,412,377
senior secured note, 8.375%, 8/15/22	United States	533,000	499,688
R.R. Donnelley & Sons Co.,
senior bond, 8.875%, 4/15/21	United States	21,000	21,997
senior bond, 6.50%, 11/15/23	United States	559,000	567,385
senior bond, 6.00%, 4/01/24	United States	437,000	441,370
senior bond, 6.625%, 4/15/29	United States	30,000	29,175
senior note, 7.00%, 2/15/22	United States	241,000	245,820
[b]Star Merger Sub Inc., senior secured note, 144A, 6.875%,
8/15/26	United States	53,000	53,283
United Rentals North America Inc., senior bond,
5.50%, 7/15/25	United States	250,000	256,250
4.875%, 1/15/28	United States	179,000	171,357
			4,785,032
Communications Equipment 0.3%
[b]Riverbed Technology Inc., senior note, 144A, 8.875%, 3/01/23	United States	457,000	320,979
Construction & Engineering 0.0%†
Great Lakes Dredge & Dock Corp., senior note, 8.00%, 5/15/22	United States	12,000	12,615
Construction Materials 0.2%
[b]Standard Industries Inc., senior note, 144A, 5.50%, 2/15/23	United States	218,000	223,450
Consumer Finance 0.4%
[b]Everi Payments Inc., senior note, 144A, 7.50%, 12/15/25	United States	157,000	157,392
Navient Corp., senior note, 6.75%, 6/15/26	United States	328,000	315,700
			473,092
Containers & Packaging 0.1%
[b] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	163,000	149,960
Distributors 0.2%
[b,c] American News Co. LLC, senior note, 144A, PIK, 8.50%, 9/01/26	United States	248,000	248,000
Diversified Financial Services 1.1%
[b]One Call Corp., 144A,
secured note, second lien, 10.00%, 10/01/24	United States	795,000	554,512
senior secured note, first lien, 7.50%, 7/01/24	United States	758,000	710,625
[b] Quicken Loans Inc., senior bond, 144A, 5.25%, 1/15/28	United States	77,000	70,455
			1,335,592

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value

Corporate Bonds and Notes (continued)
Diversified Telecommunication Services 2.6%
[b] Altice France SA, senior secured note, 144A, 8.125%, 2/01/27	France	321,000	$323,407
[b]Cincinnati Bell Inc., senior note, 144A,
7.00%, 7/15/24	United States	145,000	131,950
8.00%, 10/15/25	United States	101,000	91,910
Frontier Communications Corp., senior note,
10.50%, 9/15/22	United States	375,000	270,000
11.00%, 9/15/25	United States	297,000	191,194
Hughes Satellite Systems Corp., senior secured note, 5.25%,
8/01/26	United States	183,000	179,569
[b]Intelsat Jackson Holdings SA, senior secured note, 144A,
[d]9.50%, 9/30/22	Luxembourg	1,046,000	1,215,975
8.00%, 2/15/24	Luxembourg	190,000	198,194
Zayo Group LLC / Zayo Capital Inc., senior note,
6.00%, 4/01/23	United States	211,000	214,692
[b]144A, 5.75%, 1/15/27	United States	255,000	247,988
			3,064,879
Electric Utilities 0.3%
[e]Eskom Holdings SOC Ltd., senior bond, Reg S, 8.45%, 8/10/28	South Africa	200,000	212,823
[b,c]Vertiv Intermediate Holding Corp., senior note, 144A, PIK,
12.00%, 2/15/22	United States	136,000	132,430
			345,253
Energy Equipment & Services 1.0%
[b]Transocean Inc., senior note, 144A,
9.00%, 7/15/23	United States	153,000	161,989
7.50%, 1/15/26	United States	659,000	639,230
[b]Vantage Drilling International, senior secured note, 144A, 9.25%,
11/15/23	United States	371,000	378,420
			1,179,639
Equity Real Estate Investment Trusts (REITs) 0.5%
[b] AHP Health Partners Inc., senior note, 144A, 9.75%, 7/15/26	United States	366,000	386,130
iStar Inc., senior note, 5.25%, 9/15/22	United States	214,000	209,658
			595,788
Food & Staples Retailing 0.1%
[b]Chobani LLC / Chobani Finance Corp. Inc., senior note, 144A,
7.50%, 4/15/25	United States	89,000	80,545
Food Products 0.9%
[b] Dean Foods Co., senior note, 144A, 6.50%, 3/15/23	United States	461,000	350,360
[b]JBS USA LLC / Finance Inc., senior bond, 144A, 6.75%, 2/15/28	United States	660,000	684,750
			1,035,110
Health Care Providers & Services 1.3%
[b]CHS / Community Health Systems Inc., senior secured note, 144A,
8.625%, 1/15/24	United States	520,000	535,600
8.00%, 3/15/26	United States	482,000	475,652
HCA Inc., senior bond, 5.875%, 2/01/29	United States	468,000	491,400
			1,502,652
Hotels, Restaurants & Leisure 2.2%
[b]The Enterprise Development Authority, senior note, 144A,
12.00%, 7/15/24	United States	178,000	179,780
[b]Golden Nugget Inc., senior note, 144A,
6.75%, 10/15/24	United States	439,000	442,293
8.75%, 10/01/25	United States	413,000	426,422

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value

Corporate Bonds and Notes (continued)
Hotels, Restaurants & Leisure (continued)
[b]Mohegan Gaming & Entertainment, senior note, 144A, 7.875%,
10/15/24	United States	1,356,000	$1,335,660
[b] Station Casinos LLC, senior note, 144A, 5.00%, 10/01/25	United States	158,000	153,853
[b]Viking Cruises Ltd., senior note, 144A, 5.875%, 9/15/27	United States	61,000	59,001
			2,597,009
Household Durables 1.2%
Beazer Homes USA Inc., senior note, 5.875%, 10/15/27	United States	241,000	211,779
[b]K Hovnanian Enterprises Inc., secured note, 144A, 10.00%,
7/15/22	United States	1,119,000	903,592
William Lyon Homes Inc., senior note,
6.00%, 9/01/23	United States	92,000	86,020
5.875%, 1/31/25	United States	281,000	254,305
			1,455,696
Independent Power & Renewable Electricity Producers 0.7%
[b] Atlantica Yield PLC, senior note, 144A, 7.00%, 11/15/19	Spain	796,000	803,960
Insurance 0.0%†
[b] Ambac Assurance Corp., sub. bond, 144A, 5.10%, 6/07/20	United States	2	3
[b,f]Ambac LSNI LLC, senior secured note, 144A, FRN, 7.803%, (3-
Month USD LIBOR + 5.00%), 2/12/23	Cayman Islands	8	9
			12
Leisure Products 0.6%
Mattel Inc.,
senior bond, 6.20%, 10/01/40	United States	70,000	56,962
senior bond, 5.45%, 11/01/41	United States	181,000	139,370
[b]senior note, 144A, 6.75%, 12/31/25	United States	544,000	537,200
			733,532
Machinery 0.1%
[b] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	164,000	165,033
Media 6.3%
[b] American Media Inc., sub. note, 144A, zero cpn., 12/01/24	United States	3,671,883	2,496,880
[b]American Media LLC, secured note, 144A, 10.50%, 12/31/26	United States	471,586	470,407
[b]CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 144A,
5.125%, 5/01/27	United States	137,000	134,774
5.00%, 2/01/28	United States	391,000	377,315
The McClatchy Co.,
senior bond, 6.875%, 3/15/29	United States	566,000	707,500
[b,d]senior secured note, 144A, 9.00%, 7/15/26	United States	1,505,000	1,493,713
[b,c]Postmedia Network Inc., secured note, second lien, 144A, PIK,
10.25%, 7/15/23	Canada	537,147	605,633
[b]Sinclair Television Group Inc., senior bond, 144A, 5.125%,
2/15/27	United States	240,000	225,600
[b,d]Univision Communications Inc., senior secured note, 144A,
5.125%, 2/15/25	United States	990,000	863,775
			7,375,597
Metals & Mining 0.3%
AK Steel Corp., senior note,
7.625%, 10/01/21	United States	224,000	226,800
6.375%, 10/15/25	United States	97,000	80,995
[b]SunCoke Energy Partners LP / SunCoke Energy Partners
Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	67,000	68,340
			376,135

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels 1.6%
[e,f]EP PetroEcuador via Noble Sovereign Funding I Ltd., secured note, FRN,
Reg S, 8.443%, (3-Month USD LIBOR + 5.63%), 9/24/19	Ecuador	39,474	$39,770
[b]Par Petroleum LLC / Petroleum Finance Corp., senior secured
note, first lien, 144A, 7.75%, 12/15/25	United States	58,000	54,230
Petrobras Global Finance BV, senior note,
4.375%, 5/20/23	Brazil	32,000	32,168
6.25%, 3/17/24	Brazil	168,000	178,458
Petroleos Mexicanos,
senior bond, 5.50%, 1/21/21	Mexico	95,000	96,401
senior note, 4.875%, 1/24/22	Mexico	181,000	180,367
senior note, 3.50%, 1/30/23	Mexico	136,000	127,010
senior note, 4.625%, 9/21/23	Mexico	90,000	86,418
[b]Sable Permian Resources Land LLC / AEPB Finance Corp., 144A,
secured note, 8.00%, 6/15/20	United States	290,000	255,287
[d]senior secured note, first lien, 13.00%, 11/30/20	United States	800,000	824,000
			1,874,109
Paper & Forest Products 0.9%
[d] Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	1,054,000	1,047,412
Software 0.0%†
[b] Rackspace Hosting Inc., senior note, 144A, 8.625%, 11/15/24	United States	60,000	52,650
Specialty Retail 0.9%
Bed Bath & Beyond Inc., senior bond, 5.165%, 8/01/44	United States	488,000	361,230
[b]Carvana Co., senior note, 144A, 8.875%, 10/01/23	United States	511,000	498,225
[b] PetSmart Inc., senior note, first lien, 144A, 5.875%, 6/01/25	United States	273,000	218,400
			1,077,855
Trading Companies & Distributors 0.1%
H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	124,000	123,225
Total Corporate Bonds and Notes (Cost $32,886,614)			34,416,170

Corporate Bonds and Notes in Reorganization 0.6%
Electric Utilities 0.6%
[g]Pacific Gas & Electric Co.,
senior bond, 3.50%, 10/01/20	United States	42,000	36,960
senior bond, 4.25%, 5/15/21	United States	40,000	35,100
senior bond, 6.05%, 3/01/34	United States	99,000	91,327
senior bond, 5.80%, 3/01/37	United States	103,000	92,958
senior bond, 6.35%, 2/15/38	United States	65,000	61,100
senior note, 2.45%, 8/15/22	United States	85,000	73,100
[b]senior note, 144A, 4.25%, 8/01/23	United States	181,000	160,185
[b]senior note, 144A, 4.65%, 8/01/28	United States	163,000	142,625
			693,355
Oil, Gas & Consumable Fuels 0.0%†
[e,g]Petroleos de Venezuela SA, senior note, Reg S, 6.00%, 10/28/22	Venezuela	98,020	18,134
Total Corporate Bonds and Notes in Reorganization
(Cost $669,329)			711,489

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
		Principal
	Country	Amount*		Value

[f] Senior Floating Rate Interests 0.5%
Diversified Consumer Services 0.2%
Advantage Sales & Marketing Inc.,
Term Loan, 5.749%, (1-Month USD LIBOR + 3.25%), 7/23/21	United States	169,609		$149,213
Term Loan B2, 5.749%, (1-Month USD LIBOR + 3.25%), 7/23/21	United States	109,670		96,482
				245,695
Diversified Financial Services 0.0%†
[j]Uniti Group Inc., Term Loan B, 7.493%, (1-Month USD LIBOR +
5.00%), 10/24/22	United States	12,128		11,287
Diversified Telecommunication Services 0.3%
Intelsat Jackson Holdings SA, Term Loan, 6.625%, 1/02/24	United States	347,489		352,484
Total Senior Floating Rate Interests (Cost $604,012)				609,466

Foreign Government and Agency Securities 4.2%
Argentina Treasury Bill, Strip,
4/30/20	Argentina	4,350,070	ARS	129,346
7/31/20	Argentina	2,733,783	ARS	71,384
Government of Argentina,
2.26% to 3/31/19, 4.74% thereafter, 12/31/38	Argentina	313,282	EUR	208,173
[f]senior note, FRN, 53.666%, (ARLLMONP), 6/21/20	Argentina	1,733,578	ARS	48,825
[e]senior note, Reg S, 3.875%, 1/15/22	Argentina	200,000	EUR	203,453
senior note, 5.625%, 1/26/22	Argentina	568,000		511,626
senior note, 4.625%, 1/11/23	Argentina	122,000		103,776
[e]Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	200,000		213,703
Government of Brazil, senior bond, 4.875%, 1/22/21	Brazil	200,000		206,400
[e]Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	200,000		218,490
[e] Government of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	200,000		204,889
Government of Russia,
senior bond, 7.25%, 5/10/34	Russia	14,315,000	RUB	197,153
[e]senior bond, Reg S, 5.25%, 6/23/47	Russia	600,000		596,114
[e]senior note, Reg S, 5.00%, 4/29/20	Russia	100,000		102,210
[e]senior note, Reg S, 4.50%, 4/04/22	Russia	200,000		204,952
[e]Government of Saudi Arabia, Reg S,
senior bond, 5.25%, 1/16/50	Saudi Arabia	200,000		209,630
senior note, 2.375%, 10/26/21	Saudi Arabia	200,000		195,462
Government of South Africa,
5.50%, 3/09/20	South Africa	215,000		218,890
8.75%, 2/28/48	South Africa	2,080,546	ZAR	132,491
R186, 10.50%, 12/21/26	South Africa	6,068,233	ZAR	473,833
Government of Turkey, senior bond, 7.00%, 6/05/20	Turkey	335,000		344,551
[e] National Highways Authority of India, senior note, Reg S, 7.30%, 5/18/22	India	10,000,000	INR	134,537
Total Foreign Government and Agency Securities
(Cost $5,048,958)				4,929,888

U.S. Government and Agency Securities 0.7%
U.S. Treasury Bond,
3.00%, 2/15/48	United States	291,000		285,993
3.125%, 5/15/48	United States	3,000		3,021
3.00%, 8/15/48	United States	23,000		22,608
U.S. Treasury Note, 2.50%, 3/31/23	United States	445,000		444,722
Total U.S. Government and Agency Securities
(Cost $759,562)				756,344

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 34.3%
Diversified Financial Services 16.7%
[h]Adjustable Rate Mortgage Trust, 2005-4, 3A1, FRN, 4.69%,
8/25/35	United States	125,780	$124,562
Alternative Loan Trust, 2005-J10, 2A4, 6.00%, 10/25/35	United States	471,882	362,589
[i]Asset Backed Securities Corp. Home Equity Loan Trust, 2001-
HE1, M2, FRN, 4.214%, (1-Month USD LIBOR + 1.73%),
4/15/31	United States	421,674	420,641
[b,i]Barings CLO Ltd., 2017-IA, DR, 144A, FRN, 5.311%, (3-Month
USD LIBOR + 2.55%), 1/20/28	United States	600,000	582,680
[b,i]BBCMS Trust, 2018-CBM, D, 144A, FRN, 4.88%, (1-Month USD
LIBOR + 2.39%), 7/15/37	United States	550,000	550,830
Bear Stearns ALT-A Trust, FRN,
[h]2004-12, 2A4, 4.272%, 1/25/35	United States	355,468	342,430
[i]2004-6, B1, 5.36%, (1-Month USD LIBOR + 2.85%), 7/25/34	United States	346,495	360,902
[b,i]Carlyle Global Market Strategies CLO Ltd., 2018-1A, CR, 144A,
FRN, 5.511%, (3-Month USD LIBOR + 2.75%), 4/20/27	United States	1,000,000	983,250
Chaseflex Trust, 2005-2, 1A1, 6.00%, 6/25/35	United States	563,512	536,604
Citimortgage Alternative Loan Trust, 2007-A1, 2A1, 5.50%,
1/25/22	United States	52,658	52,083
[b,i]Connecticut Avenue Securities Trust, 2019-R01, 2M2, 144A,
FRN, 4.94%, (1-Month USD LIBOR + 2.45%), 7/25/31	United States	500,000	502,061
[b,i]CSMC Trust, 2017-CHOP, E, 144A, FRN, 5.789%, (1-Month
USD LIBOR + 3.30%), 7/15/32	United States	121,000	121,483
[i,k]FNMA, 2011-11, SA, IO, FRN, 3.96%, (6.45% - 1-Month USD
LIBOR), 11/25/41	United States	2,629,827	470,241
[b,i]Goldentree Loan Management US CLO 1 Ltd., 2017-1A, D,
144A, FRN, 6.111%, (3-Month USD LIBOR + 3.35%), 4/20/29	United States	1,000,000	1,002,684
[b,i]GPMT Ltd., 2019-FL2, D, 144A, FRN, 5.45%, (1-Month USD
LIBOR + 2.95%), 2/22/36	United States	1,000,000	1,003,502
[b,i]Grippen Park CLO Ltd., 2017-1A, D, 144A, FRN, 6.061%, (3-
Month USD LIBOR + 3.30%), 1/20/30	United States	500,000	497,945
[i]GSAMP Trust, 2004-HE2, M2, FRN, 4.119%, (1-Month USD
LIBOR + 1.65%), 9/25/34	United States	151,063	147,785
[b]GSMSC Pass-Through Trust, 144A, FRN,
[i]2009-4R, 2A3, 2.96%, (1-Month USD LIBOR + 0.45%),
12/26/36	United States	843,668	480,232
[h]2009-5R, 3A2, 5.50%, 10/26/35	United States	304,545	261,556
[b,i]Home Partners of America Trust, 144A, FRN,
2017-1, F, 6.02%, (1-Month USD LIBOR + 3.54%), 7/17/34	United States	500,000	501,323
2018-1, E, 4.331%, (1-Month USD LIBOR + 1.85%), 7/17/37	United States	1,200,000	1,171,614
[b,i]Hospitality Mortgage Trust, 2017-HIT, F, 144A, FRN, 7.013%, (1-
Month USD LIBOR + 4.50%), 5/08/30	United States	400,000	400,408
[b,i]JPMorgan Chase Commercial Mortgage Securities Trust, 2018-
LAQ, C, 144A, FRN, 4.089%, (1-Month USD LIBOR + 1.60%),
6/15/32	United States	250,000	250,292
JPMorgan Mortgage Acquisition Trust, 2007-CH2, AF2, 4.699%,
1/25/37	United States	195,451	142,547
[b,i]KREF Ltd., 2018-FL1, D, 144A, FRN, 5.039%, (1-Month USD
LIBOR + 2.55%), 6/15/36	United States	500,000	501,302
[b,i]Madison Park Funding XXI Ltd., 2016-21A, B, 144A, FRN,
5.521%, (3-Month USD LIBOR + 2.75%), 7/25/29	United States	500,000	500,366

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
[b,i]Madison Park Funding XXIII Ltd., 2017-23A, C, 144A, FRN,
5.115%, (3-Month USD LIBOR + 2.35%), 7/27/30	United States	500,000	$497,588
[b,i]Magnetite XIX Ltd., 2017-19A, D, 144A, FRN, 6.073%, (3-Month
USD LIBOR + 3.30%), 7/17/30	United States	1,500,000	1,498,206
[h]Master Adjustable Rate Mortgages Trust, 2004-10, B1, FRN,
4.341%, 10/25/34	United States	566,415	340,474
[i]Morgan Stanley ABS Capital I Inc. Trust, 2004-NC6, M3, FRN,
4.665%, (1-Month USD LIBOR + 2.18%), 7/25/34	United States	241,267	240,915
[b,i]Morgan Stanley RE-Remic Trust, 2013-R8, 2B2, 144A, FRN,
3.35%, (1-Month USD LIBOR + 0.42%), 9/26/36	United States	975,852	650,023
[i]National Collegiate Student Loan Trust, FRN,
2006-1, A5, 2.84%, (1-Month USD LIBOR + 0.35%), 3/25/33	United States	180,255	172,717
2006-4, A4, 2.80%, (1-Month USD LIBOR + 0.31%), 5/25/32	United States	250,000	236,564
[b,h]Seasoned Credit Risk Transfer Trust, 2016-1, M2, 144A, FRN,
3.75%, 9/25/55	United States	500,000	438,407
[b]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	900,000	894,675
[h]STARM Mortgage Loan Trust, 2007-2, 4A1, FRN, 4.087%, 4/25/37	United States	132,978	110,438
[i]Suntrust Alternative Loan Trust, 2005-1F, 1A1, FRN, 3.14%, (1-
Month USD LIBOR + 0.65%), 12/25/35	United States	277,443	233,953
[i]Terwin Mortgage Trust, 2003-6HE, M2, FRN, 5.115%, (1-Month
USD LIBOR + 2.63%), 11/25/33	United States	156,271	137,379
[b,i]TPG Real Estate Finance Issuer Ltd., 2018-FL2, D, 144A, FRN,
5.189%, (1-Month USD LIBOR + 2.70%), 11/15/37	United States	300,000	301,960
Wells Fargo Alternative Loan Trust, 2007-PA3, 2A2, 6.00%,
7/25/37	United States	238,944	232,920
[b]Wendys Funding LLC, 2018-1A, A2I, 144A, 3.573%, 3/15/48	United States	495,000	483,556
[b,i]Westchester CLO Ltd., 2007-1A, E, 144A, FRN, 7.036%, (3-
Month USD LIBOR + 4.30%), 8/01/22	United States	949,582	948,518
			19,690,205
Mortgage Real Estate Investment Trusts (REITs) 17.6%
[h]American Home Mortgage Assets Trust, 2005-1, 1A1, FRN,
4.358%, 11/25/35	United States	174,363	152,324
[h]Banc of America Mortgage Trust, FRN,
2005-K, 2A1, 4.508%, 12/25/35	United States	286,394	281,623
2005-L, 1A1, 4.37%, 1/25/36	United States	238,563	216,919
2005-L, 3A1, 4.497%, 1/25/36	United States	336,026	317,008
[b,h]BCAP LLC Trust, 2010-RR1, 1A4, 144A, FRN, 3.961%, 3/26/37	United States	402,422	354,378
[h]Bear Stearns ARM Trust, FRN,
2002-11, 1A2, 4.439%, 2/25/33	United States	4,888	4,560
2006-2, 4A1, 3.937%, 7/25/36	United States	70,936	64,606
[b,i]BX Trust, 2017-APPL, E, 144A, FRN, 5.639%, (1-Month USD
LIBOR + 3.15%), 7/15/34	United States	1,561,298	1,568,346
Citigroup Mortgage Loan Trust, FRN,
[i]2004-OPT1, M4, 3.515%, (1-Month USD LIBOR + 1.01%),
10/25/34	United States	588,602	542,109
[h]2007-AR5, 2A1A, 4.616%, 4/25/37	United States	148,459	142,370
[b,i]2008-RR1, A1A1, 144A, 2.56%, (1-Month USD LIBOR +
0.07%), 1/25/37	United States	775,747	726,095
Countrywide Alternative Loan Trust,
2005-73CB, 1A2, 6.25%, 1/25/36	United States	216,983	221,315
[i]2005-IM1, A1, FRN, 3.09%, (1-Month USD LIBOR + 0.60%),
1/25/36	United States	186,356	180,553
2006-4CB, 2A3, 5.50%, 4/25/36	United States	98,009	95,943

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
CS First Boston Mortgage Securities Corp.,
2002-9, 1A2, 7.50%, 3/25/32	United States	508,625	$568,012
[h]2004-AR3, CB2, FRN, 4.279%, 4/25/34	United States	156,225	145,284
[b,i]2004-CF2, 2M2, 144A, FRN, 3.89%, (1-Month USD LIBOR +
1.40%), 5/25/44	United States	307,455	295,246
CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	855,874	503,558
[b,h]FHLMC Seasoned Credit Risk Transfer Trust, 2017-2, M1, 144A,
FRN, 4.00%, 8/25/56	United States	2,000,000	1,958,607
[b,h]FHLMC Structured Agency Credit Risk Debt Notes, 144A, FRN,
2017-SPI1, M2, 3.981%, 9/25/47	United States	150,000	139,900
2018-SPI1, M2, 3.745%, 2/25/48	United States	693,000	625,903
2018-SPI2, M2, 3.819%, 5/25/48	United States	350,000	313,921
2018-SPI3, M2, 4.167%, 8/25/48	United States	400,000	374,312
2018-SPI4, M2, 4.46%, 11/25/48	United States	500,000	474,862
[h]First Horizon Alternative Mortgage Securities Trust, 2004-AA2,
2A1, FRN, 4.58%, 8/25/34	United States	428,423	426,108
GSR Mortgage Loan Trust,
2004-6F, 2A4, 5.50%, 5/25/34	United States	228,358	233,887
[h]2004-9, B1, FRN, 4.276%, 8/25/34	United States	165,946	160,645
2007-1F, 1A1, 5.00%, 12/25/35	United States	237,139	258,016
Home Equity Mortgage Trust, 2004-6, M2, 5.821%, 4/25/35	United States	115,568	116,065
Impac CMB Trust,
2004-4, 2A2, 4.65%, 9/25/34	United States	180,765	191,001
[i]2004-8, 3B, FRN, 5.135%, (1-Month USD LIBOR + 2.63%),
8/25/34	United States	172,397	167,553
[i]2005-2, 2B, FRN, 4.965%, (1-Month USD LIBOR + 2.48%),
4/25/35	United States	124,993	120,342
[i]2005-4, 2B1, FRN, 4.965%, (1-Month USD LIBOR + 2.48%),
5/25/35	United States	182,131	176,212
[i]2005-8, 2B, FRN, 4.74%, (1-Month USD LIBOR + 2.25%),
2/25/36	United States	156,301	151,576
[i]IndyMac INDX Mortgage Loan Trust, FRN,
2004-AR14, 2A1A, 3.21%, (1-Month USD LIBOR + 0.72%),
1/25/35	United States	800,465	684,461
2005-16IP, A1, 3.13%, (1-Month USD LIBOR + 0.64%),
7/25/45	United States	251,299	243,732
2006-AR12, A1, 2.68%, (1-Month USD LIBOR + 0.19%),
9/25/46	United States	131,986	118,811
2006-AR29, A2, 2.57%, (1-Month USD LIBOR + 0.08%),
11/25/36	United States	187,238	176,381
[h]JP Morgan Mortgage Trust, FRN,
2006-A5, 6A1, 3.555%, 8/25/36	United States	408,685	363,888
2006-A7, 2A3, 4.206%, 1/25/37	United States	170,177	163,452
2007-A2, 2A1, 4.336%, 4/25/37	United States	257,711	244,526
JPMorgan Chase Commercial Mortgage Securities Trust,
2006-LDP9, AM, 5.372%, 5/15/47	United States	537,180	539,564
[b,i]2018-ASH8, F, 144A, FRN, 6.489%, (1-Month USD LIBOR +
4.00%), 2/15/35	United States	1,000,000	1,007,548
Lehman Mortgage Trust, 2005-3, 2A3, 5.50%, 1/25/36	United States	108,574	105,554
[h]MASTR Seasoned Securitization Trust, 2004-1, 4A1, FRN,
4.625%, 10/25/32	United States	66,276	67,376

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[b,i]Motel 6 Trust, 2017-MTL6, E, 144A, FRN, 5.739%, (1-Month
USD LIBOR + 3.25%), 8/15/34	United States	416,442	$419,412
[i]New Century Home Equity Loan Trust, 2003-4, M1, FRN,
3.615%, (1-Month USD LIBOR + 1.13%), 10/25/33	United States	645,097	646,281
[h]Provident Funding Mortgage Loan Trust, FRN,
2003-1, B1, 4.388%, 8/25/33	United States	78,557	75,107
2004-1, B1, 4.475%, 4/25/34	United States	41,756	39,763
[h]RALI Trust, FRN,
2005-QA2, NB1, 4.468%, 2/25/35	United States	59,539	54,076
2005-QA8, NB2, 4.061%, 7/25/35	United States	99,291	88,003
2005-QA8, NB3, 4.972%, 7/25/35	United States	29,097	23,654
[b]RCO Mortgage LLC, 2017-1, A2, 144A, 5.125%, 8/25/22	United States	250,000	250,447
Residential Asset Securitization Trust, 2006-A1, 1A1, 6.00%,
4/25/36	United States	442,023	326,898
[i]Securitized Asset Backed Receivables LLC Trust, 2004-OP2, A2,
FRN, 3.19%, (1-Month USD LIBOR + 0.70%), 8/25/34	United States	199,024	190,496
[h]Structured ARM Loan Trust, FRN,
2004-2, 1A1, 4.966%, 3/25/34	United States	142,445	142,159
2004-4, B1, 4.425%, 4/25/34	United States	467,308	416,740
[h]Wachovia Mortgage Loan Trust LLC, 2005-B, 1A1, FRN, 4.533%,
10/20/35	United States	564,540	555,477
[i]WaMu Mortgage Pass-Through Certificates Trust, 2007-OA3,
2A1A, FRN, 3.092%, (1 Year CMT + 0.76%), 4/25/47	United States	71,181	70,548
[i]Washington Mutual Mortgage Pass-Through Certificates, 2006-4,
3A2B, FRN, 2.57%, (1-Month USD LIBOR + 0.08%), 5/25/36	United States	345,223	253,109
[h]Washington Mutual MSC Mortgage Pass-Through Certificates
Series Trust, FRN,
2003-AR2, M, 3.741%, 5/25/33	United States	143,692	126,437
2003-AR3, B1, 4.157%, 6/25/33	United States	331,258	301,660
Wells Fargo Mortgage Backed Securities Trust,
[h]2004-G, B1, FRN, 4.42%, 6/25/34	United States	223,123	208,984
[h]2005-AR2, 2A2, FRN, 5.141%, 3/25/35	United States	81,078	83,464
2006-19, A4, 5.25%, 12/26/36	United States	235,954	236,571
2007-3, 3B1, 5.50%, 4/25/22	United States	290,113	271,447
			20,765,185
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $39,810,760)			40,455,390

Municipal Bonds in Reorganization 0.4%
Puerto Rico 0.4%
[g]Puerto Rico Commonwealth GO, Refunding, Series A,
8.00%, 7/01/35	United States	505,000	251,237
Public Improvement, 5.50%, 7/01/39	United States	230,000	112,700
Public Improvement, 5.00%, 7/01/41	United States	225,000	108,000
Public Improvement, 5.75%, 7/01/41	United States	65,000	39,163
Total Municipal Bonds in Reorganization (Cost $522,500)			511,100

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
	Number of	Notional
	Contracts	Amount#	Value

Options Purchased 0.1%
Calls – Exchange-Traded 0.0%†
Beazer Homes USA Inc., May Strike Price $11.00, Expires
5/17/19	33	3,300	$5,940
Clearway Energy Inc., August Strike Price $17.50, Expires
8/16/19	160	16,000	9,760
XPO Logistics Inc., April Strike Price $52.50, Expires 4/18/19	64	6,400	14,080
			29,780
Calls – Over-the-Counter 0.0%†
Liberty Global PLC, Counterparty CITI, March Strike Price $26.00,
Expires 3/15/19	36	3,600	3,284

Puts – Exchange-Traded 0.1%
Carvana Co., May Strike Price $27.00, Expires 5/17/19	29	2,900	2,682
Cincinnati Bell Inc., March Strike Price $7.50, Expires 3/15/19	59	5,900	885
CNX Resources Corp., July Strike Price $10.00, Expires 7/19/19	90	9,000	6,525
Dell Technologies Inc., March Strike Price $50.00, Expires
3/15/19	127	12,700	6,350
Hertz Global Holdings Inc., March Strike Price $16.00, Expires
3/15/19	63	6,300	630
Kohl's Corp., April Strike Price $60.00, Expires 4/18/19	47	4,700	6,580
PG&E Corp., May Strike Price $15.00, Expires 5/17/19	40	4,000	4,200
S&P 500 Index, March Strike Price $2,600.00, Expires 3/29/19	83	8,300	57,270
Simon Property Group Inc., April Strike Price $165.00, Expires
4/18/19	16	1,600	1,280
SPDR S&P 500 ETF Trust, April Strike Price $270.00, Expires
4/18/19	53	5,300	13,621
Sprint Corp., May Strike Price $5.00, Expires 5/17/19	59	5,900	1,770
Sprint Corp., August Strike Price $6.00, Expires 8/16/19	118	11,800	8,260
Sprint Corp., January Strike Price $5.00, Expires 1/17/20	179	17,900	7,787
Tesla Inc., March Strike Price $50.00, Expires 3/15/19	14	1,400	14
Uniti Group Inc., March Strike Price $10.00, Expires 3/15/19	38	3,800	4,446
			122,300

Total Options Purchased (Cost $175,074)			155,364

Total Investments before Short Term Investments
(Cost $82,972,593)			85,304,288

		Principal
	Country	Amount*

Short Term Investments 24.6%

Convertible Bonds 0.9%
Automobiles 0.4%
Tesla Inc., senior note, 0.25%, 3/01/19	United States	454,000	454,113
Metals & Mining 0.5%
Royal Gold Inc., senior note, 2.875%, 6/15/19	United States	555,000	556,737
Total Convertible Bonds (Cost $1,014,452)			1,010,850

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares	Value

Short Term Investments (continued)

Money Market Funds (Cost $23,604,249) 20.0%
[l] Fidelity Investments Money Market Government Portfolio, Institutional, 2.29%	United States	23,604,249	$23,604,249

		Principal
		Amount*

Repurchase Agreements (Cost $4,416,226) 3.7%
[m] Joint Repurchase Agreement, 2.575%, 3/01/19 (Maturity Value $4,416,542)	United States	4,416,226	4,416,226
BNP Paribas Securities Corp. (Maturity Value $3,114,457)
Deutsche Bank Securities Inc. (Maturity Value $783,009)
HSBC Securities (USA) Inc. (Maturity Value $519,076)
Collateralized by U.S. Government Agency Securities, 3.50% - 4.00%,
11/20/45 - 4/20/48; U.S. Treasury Notes, 1.50% - 3.125%, 5/15/21 –
3/31/23; and U.S. Treasury Notes, Index Linked, 0.375%, 7/15/23
(valued at $4,506,503)

Total Investments (Cost $112,007,520) 97.0%			114,335,613
Options Written (0.0)%†			(10,605)
Securities Sold Short (5.2)%			(6,034,714)
Other Assets, less Liabilities 8.2%			9,512,169
Net Assets 100.0%			$117,802,463

	Number of	Notional
	Contracts	Amount#

Options Written (0.0)%†
Calls – Exchange-Traded (0.0)%†
Buckeye Partners LP, May Strike Price $34.00, Expires 5/17/19	145	14,500	(7,250)
Energy Transfer LP, April Strike Price $16.00, Expires 4/18/19	101	10,100	(1,515)
			(8,765)
Puts – Exchange-Traded (0.0)%†
PG&E Corp., May Strike Price $10.00, Expires 5/17/19	79	7,900	(1,580)
Uniti Group Inc., March Strike Price $7.50, Expires 3/15/19	13	1,300	(260)
			(1,840)
Total Options Written (Premiums Received $10,721)			(10,605)

	Country	Shares

Securities Sold Short (5.2)%
Common Stocks (0.3)%
Air Freight & Logistics (0.0)%†
XPO Logistics Inc.	United States	597	(30,059)
Equity Real Estate Investment Trusts (REITs) (0.1)%
Seritage Growth Properties, A	United States	1,213	(53,554)
Internet & Direct Marketing Retail (0.2)%
Wayfair Inc., A	United States	1,315	(217,869)
Total Common Stocks (Proceeds $209,148)			(301,482)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
		Principal
	Country	Amount*		Value

Securities Sold Short (continued)
Corporate Bonds and Notes (4.3)%
Auto Components (0.2)%
[b]Drivetime Automotive Group Inc. / Bridgecrest Acceptance Corp.,
senior secured note, 144A, 8.00%, 6/01/21	United States	179,000		$(180,790)
Automobiles (0.1)%
[e] Jaguar Land Rover Automotive PLC, Reg S, 5.625%, 2/01/23	United Kingdom	150,000		(145,313)
Banks (0.1)%
[e,f,n]China Minsheng Banking Corp. Ltd., junior sub. note, Reg S,
FRN, 4.95%, (US 5 Year CMT T-Note + 3.15%), Perpetual	China	88,000		(84,628)
Chemicals (0.1)%
[e]K+S AG, senior note, Reg S, 2.625%, 4/06/23	Germany	56,000	EUR	(66,458)
Diversified Telecommunication Services (0.1)%
Hughes Satellite Systems Corp., senior note, 6.625%, 8/01/26	United States	183,000		(180,484)
Electric Utilities (0.0)%†
Edison International, senior bond, 4.125%, 3/15/28	United States	57,000		(52,675)
Energy Equipment & Services (0.2)%
Precision Drilling Corp., senior note,
5.25%, 11/15/24	Canada	258,000		(236,070)
[b]144A, 7.125%, 1/15/26	Canada	10,000		(9,875)
				(245,945)
Food Products (0.2)%
[b] TreeHouse Foods Inc., senior note, 144A, 6.00%, 2/15/24	United States	185,000		(191,244)
Health Care Providers & Services (0.6)%
[b]Mallinckrodt International Finance SA / Mallinckrodt CB LLC,
senior note, 144A, 5.75%, 8/01/22	United States	718,000		(678,510)
Hotels, Restaurants & Leisure (0.2)%
[e]Thomas Cook Group PLC, senior note, Reg S, 6.25%, 6/15/22	United Kingdom	200,000	EUR	(186,253)
IT Services (0.5)%
[b]GTT Communications Inc., senior note, 144A, 7.875%, 12/31/24	United States	639,000		(554,332)
Machinery (0.2)%
[e]Loxam SAS, senior sub. note, Reg S, 6.00%, 4/15/25	France	151,000	EUR	(180,622)
[e] Tereos Finance Groupe I SA, senior note, Reg S, 4.125%, 6/16/23	France	100,000	EUR	(98,767)
				(279,389)
Media (0.2)%
[b] MDC Partners Inc., senior note, 144A, 6.50%, 5/01/24	United States	338,000		(294,060)
Multiline Retail (0.1)%
Kohl's Corp., senior bond, 4.25%, 7/17/25	United States	89,000		(87,756)
Oil, Gas & Consumable Fuels (1.1)%
Antero Resources Corp., senior note, 5.00%, 3/01/25	United States	229,000		(219,840)
Chesapeake Energy Corp., senior note, 8.00%, 6/15/27	United States	436,000		(433,973)
Southwestern Energy Co., senior bond, 7.75%, 10/01/27	United States	595,000		(621,031)
				(1,274,844)
Specialty Retail (0.1)%
[b] Staples Inc., senior note, 144A, 8.50%, 9/15/25	United States	151,000		(148,735)
Wireless Telecommunication Services (0.3)%
[e]Softbank Group Corp., senior bond, Reg S, 5.125%, 9/19/27	Japan	300,000		(290,991)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)
		Principal
	Country	Amount*		Value

Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Wireless Telecommunication Services (continued)
Sprint Corp., senior note, 7.625%, 2/15/25	United States	87,000		$(91,350)
				(382,341)
Total Corporate Bonds and Notes (Proceeds $5,076,556)				(5,033,757)

Foreign Government and Agency Securities
(Proceeds $562,910) (0.5)%
[e]Italian Treasury Bond, senior bond, Reg S, 2.80%, 12/01/28	Italy	491,000	EUR	(561,628)

U.S. Government and Agency Securities (0.1)%
U.S. Treasury Note,
2.875%, 5/15/28	United States	133,000		(134,808)
2.875%, 8/15/28	United States	3,000		(3,039)
Total U.S. Government and Agency Securities
(Proceeds $136,835)				(137,847)

Total Securities Sold Short (Proceeds $5,985,449)				$(6,034,714)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2019, the net value of these securities was
$47,971,987, representing 40.7% of net assets.
cIncome may be received in additional securities and/or cash.
dA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and open written option contracts. At February 28, 2019, the aggregate value of these securities and/or cash pledged amounted to $5,591,130, representing 4.7% of net assets.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2019, the net value of these securities was $939,507, representing
0.8% of net assets.
fThe coupon rate shown represents the rate at period end.
gDefaulted security or security for which income has been deemed uncollectible.
hAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
iThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
jSee Note 4 regarding unfunded loan commitments.
kInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
lThe rate shown is the annualized seven-day yield at period end.
mInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 28, 2019, all repurchase agreements had been entered into on that date.
nPerpetual security with no stated maturity date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At February 28, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
S&P 500 E-Mini Index	Short	2	$278,470	3/15/19	$(18,570)
Interest Rate Contracts
Euro BUXL 30 Yr. Bond	Short	1	209,336	3/07/19	(8,468)
U.S. Treasury Long Bond	Long	1	144,469	6/19/19	(1,253)
					(9,721)
Total Futures Contracts					$(28,291)

*As of period end.

At February 28, 2019, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract		Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation			Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	3,653,825	976,248		3/06/19	$	– $	(3,926)
Brazilian Real	JPHQ	Sell	3,653,825	974,298		3/06/19		2,514	(538)
Argentine Peso	JPHQ	Buy	6,139,693	152,794		3/08/19		2,916	–
Argentine Peso	JPHQ	Sell	1,739,918	44,183		3/08/19		56	–
Chinese Yuan	JPHQ	Buy	2,519,764	365,791		3/20/19		10,248	–
Chinese Yuan	JPHQ	Sell	2,519,764	366,639		3/20/19		–	(9,399)
Colombian Peso	JPHQ	Buy	1,381,457,943	436,521		3/20/19		11,345	–
Euro	JPHQ	Buy	447,631	511,812		3/20/19		–	(1,761)
Euro	JPHQ	Sell	441,785	503,564		3/20/19		178	–
Euro	JPHQ	Sell	103,661	32,828,256	HUF	3/20/19		1,724	(1,394)
Euro	JPHQ	Sell	327,267	2,119,208	TRY	3/20/19		19,431	–
Indian Rupee	JPHQ	Buy	22,518,172	315,633		3/20/19		240	(143)
Indian Rupee	JPHQ	Sell	22,518,172	317,267		3/20/19		1,647	(110)
Mexican Peso	JPHQ	Sell	3,613,006	185,999		3/20/19		–	(780)
Russian Ruble	JPHQ	Buy	5,060,942	75,109		3/20/19		1,434	–
Russian Ruble	JPHQ	Sell	14,982,960	225,967		3/20/19		919	(1,558)
South African Rand	JPHQ	Buy	11,808,399	854,009		3/20/19		–	(18,197)
South African Rand	JPHQ	Sell	20,526,479	1,478,310		3/20/19		28,293	(2,870)
Turkish Lira	JPHQ	Sell	2,119,208	321,420	EUR	3/20/19		–	(26,094)
Euro	JPHQ	Buy	310,000	354,997		3/29/19		–	(1,494)
Euro	JPHQ	Sell	510,000	578,545		3/29/19		–	(3,025)
Brazilian Real	JPHQ	Buy	1,826,912	484,637		4/02/19		563	–
Euro	JPHQ	Sell	359,435	412,875		6/19/19		134	–
Indian Rupee	JPHQ	Sell	10,211,266	141,572		6/19/19		–	(10)

Total Forward Exchange Contracts								$81,642	$(71,299)
Net unrealized appreciation (depreciation)								$10,343

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At February 28, 2019, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic
	Payment						Unamortized
	Rate								Upfront		Unrealized
	Received	Payment		Maturity	Notional				Payments		Appreciation
Description	(Paid)	Frequency		Date	Amount[a]		Value		(Receipts)		(Depreciation) Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Mexico	(1.00%)	Quarterly		6/20/23	341,000		$1,694		$647		$1,047
Government of Mexico	(1.00%)	Quarterly		12/20/23	196,000		2,004		3,337		(1,333)
Government of South Africa	(1.00%)	Quarterly		12/20/21	394,000		2,356		26,965		(24,609)
Government of South Africa	(1.00%)	Quarterly		6/20/22	376,000		4,239		19,788		(15,549)
Government of South Korea	(1.00%)	Quarterly		12/20/21	355,184		(8,052)		(10,020)		1,968
Government of South Korea	(1.00%)	Quarterly		12/20/22	50,290		(1,420)		(1,201)		(219)
Government of Turkey	(1.00%)	Quarterly		12/20/20	503,000		9,096		41,382		(32,286)
Government of Turkey	(1.00%)	Quarterly		6/20/21	159,000		4,384		10,950		(6,566)
Government of Turkey	(1.00%)	Quarterly		12/20/21	98,000		3,607		5,993		(2,386)
Government of Turkey	(1.00%)	Quarterly		6/20/22	6,000		290		316		(26)
Government of Turkey	(1.00%)	Quarterly		6/20/23	171,000		12,399		24,947		(12,548)
Traded Index
CDX.NA.HY.25	(5.00%)	Quarterly		12/20/20	1,372,400		(67,303)		13,724		(81,027)
CDX.NA.HY.31	(5.00%)	Quarterly		12/20/23	1,862,000		(116,440)		(117,759)		1,319
Contracts to Sell Protection[c,d]
Single Name
Government of Russia	1.00%	Quarterly		6/20/21	457,000		1,143		(33,432)		34,575	BBB-
Government of Russia	1.00%	Quarterly		12/20/21	189,000		278		(7,019)		7,297	BBB-
Government of South Africa	1.00%	Quarterly		12/20/22	184,000		(3,028)		(3,412)		384	BB+
Government of Turkey	1.00%	Quarterly		12/20/22	136,000		(8,102)		(6,150)		(1,952	) BBB-
Total Centrally Cleared Swap Contracts							$(162,855	) $	(30,944	) $	(131,911)
OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name			Counterparty
Altice Luxembourg S.A.	(5.00%)	Quarterly	BZWS	12/20/22	18,000	EUR	(288)		268		(556)
Altice Luxembourg S.A.	(5.00%)	Quarterly	BZWS	12/20/22	74,000	EUR	(1,182)		830		(2,012)
Altice Luxembourg S.A.	(5.00%)	Quarterly	GSCO	12/20/23	70,000	EUR	1,077		3,627		(2,550)
Altice Luxembourg S.A.	(5.00%)	Quarterly	GSCO	12/20/23	291,000	EUR	4,476		25,799		(21,323)
Altice Luxembourg S.A.	(5.00%)	Quarterly	JPHQ	12/20/22	94,000	EUR	(1,501)		1,737		(3,238)
Avis Budget Group Inc.	(5.00%)	Quarterly	GSCO	12/20/22	10,000		(1,190)		(559)		(631)
Avis Budget Group Inc.	(5.00%)	Quarterly	JPHQ	12/20/22	78,000		(9,279)		(5,789)		(3,490)
Avis Budget Group Inc.	(5.00%)	Quarterly	JPHQ	12/20/22	75,000		(8,922)		(3,310)		(5,612)
Caterpillar Financial Services
Corp.	(1.00%)	Quarterly	JPHQ	6/20/21	618,000		(11,845)		1,208		(13,053)
Frontier Communications
Corp.	(5.00%)	Quarterly	BZWS	12/20/21	232,000		60,687		70,951		(10,264)
Frontier Communications
Corp.	(5.00%)	Quarterly	GSCO	12/20/21	65,000		17,003		20,359		(3,356)
Frontier Communications
Corp.	(5.00%)	Quarterly	GSCO	12/20/22	17,000		5,938		4,208		1,730
Frontier Communications
Corp.	(5.00%)	Quarterly	GSCO	12/20/22	29,000		10,129		7,409		2,720
Frontier Communications
Corp.	(5.00%)	Quarterly	GSCO	12/20/22	50,000		17,464		12,418		5,046
Frontier Communications
Corp.	(5.00%)	Quarterly	GSCO	12/20/22	56,000		19,559		14,084		5,475
Frontier Communications
Corp.	(5.00%)	Quarterly	JPHQ	12/20/21	26,000		6,801		7,983		(1,182)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic
	Payment							Unamortized
	Rate							Upfront	Unrealized
	Received	Payment		Maturity	Notional			Payments	Appreciation
Description	(Paid)	Frequency Counterparty		Date	Amount[a]		Value	(Receipts)	(Depreciation) Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Frontier Communications
Corp.	(5.00%)	Quarterly	JPHQ	12/20/21	39,000		$10,202	$11,975	$(1,773)
Frontier Communications
Corp.	(5.00%)	Quarterly	JPHQ	12/20/22	6,000		2,096	1,527	569
Frontier Communications
Corp.	(5.00%)	Quarterly	JPHQ	12/20/22	10,000		3,493	2,256	1,237
Frontier Communications
Corp.	(5.00%)	Quarterly	JPHQ	12/20/22	49,000		17,114	11,689	5,425
Frontier Communications
Corp.	(5.00%)	Quarterly	MSCS	12/20/19	129,000		21,043	14,979	6,064
Frontier Communications
Corp.	(5.00%)	Quarterly	MSCS	12/20/22	15,000		5,239	3,260	1,979
Frontier Communications
Corp.	(5.00%)	Quarterly	MSCS	12/20/22	26,000		9,081	6,543	2,538
Frontier Communications
Corp.	(5.00%)	Quarterly	MSCS	12/20/22	129,000		45,056	47,554	(2,498)
The Hertz Corp.	(5.00%)	Quarterly	BZWS	6/20/20	62,000		(2,693)	(204)	(2,489)
The Hertz Corp.	(5.00%)	Quarterly	BZWS	12/20/21	27,000		(960)	133	(1,093)
The Hertz Corp.	(5.00%)	Quarterly	BZWS	12/20/21	68,000		(2,419)	832	(3,251)
The Hertz Corp.	(5.00%)	Quarterly	BZWS	6/20/22	102,000		(1,018)	9,945	(10,963)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/20	138,000		(6,766)	(437)	(6,329)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/20	96,000		(4,707)	(305)	(4,402)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/20	41,000		(2,010)	(130)	(1,880)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/21	68,000		(2,419)	(1,352)	(1,067)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/21	68,000		(2,419)	1,323	(3,742)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/21	68,000		(2,419)	1,485	(3,904)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	12/20/21	136,000		(4,838)	1,661	(6,499)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	6/20/22	68,000		(679)	2,759	(3,438)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	6/20/22	69,000		(689)	3,951	(4,640)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	6/20/22	42,000		(419)	4,093	(4,512)
The Hertz Corp.	(5.00%)	Quarterly	JPHQ	12/20/20	98,000		(2,872)	(2,150)	(722)
The Hertz Corp.	(5.00%)	Quarterly	MSCS	6/20/22	22,000		(220)	2,852	(3,072)
The Hertz Corp.	(5.00%)	Quarterly	GSCO	6/20/20	59,000		(2,562)	–	(2,562)
iStar Inc.	(5.00%)	Quarterly	GSCO	12/20/23	55,000		(5,390)	(4,529)	(861)
iStar Inc.	(5.00%)	Quarterly	GSCO	12/20/23	38,000		(3,724)	(3,429)	(295)
iStar Inc.	(5.00%)	Quarterly	JPHQ	12/20/23	50,000		(4,900)	(3,147)	(1,753)
Itochu Corp	(1.00%)	Quarterly	GSCO	6/20/22	17,300,000	JPY	(4,227)	(3,421)	(806)
Itochu Corp	(1.00%)	Quarterly	JPHQ	6/20/22	4,307,000	JPY	(1,052)	(879)	(173)
Jaguar Land Rover
Automotive PLC	(5.00%)	Quarterly	BZWS	12/20/23	60,000	EUR	3,747	5,655	(1,908)
Jaguar Land Rover
Automotive PLC	(5.00%)	Quarterly	JPHQ	12/20/23	60,000	EUR	3,747	8,826	(5,079)
JFE Holdings Inc.	(1.00%)	Quarterly	GSCO	6/20/22	5,746,000	JPY	(1,314)	(1,172)	(142)
JFE Holdings Inc.	(1.00%)	Quarterly	JPHQ	6/20/22	3,802,000	JPY	(869)	(788)	(81)
K. Hovnanian Enterprises
Inc.	(5.00%)	Quarterly	BZWS	12/20/22	7,000		3,513	2,760	753
K. Hovnanian Enterprises
Inc.	(5.00%)	Quarterly	GSCO	6/20/23	62,000		32,427	11,157	21,270
K. Hovnanian Enterprises
Inc.	(5.00%)	Quarterly	GSCO	6/20/23	99,000		51,778	15,070	36,708
K. Hovnanian Enterprises
Inc.	(5.00%)	Quarterly	GSCO	6/20/23	103,000		53,870	15,805	38,065
K. Hovnanian Enterprises
Inc.	(5.00%)	Quarterly	JPHQ	12/20/22	49,000		24,590	12,575	12,015

				83

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic
	Payment							Unamortized
	Rate							Upfront	Unrealized
	Received	Payment		Maturity	Notional			Payments	Appreciation
Description	(Paid)	Frequency Counterparty		Date	Amount[a]		Value	(Receipts)	(Depreciation) Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
K. Hovnanian Enterprises
Inc.	(5.00%)	Quarterly	JPHQ	6/20/23	25,000		$13,075	$4,105	$8,970
K. Hovnanian Enterprises
Inc.	(5.00%)	Quarterly	JPHQ	6/20/23	44,000		23,013	5,811	17,202
K. Hovnanian Enterprises
Inc.	(5.00%)	Quarterly	MSCS	12/20/23	21,000		11,303	6,395	4,908
Kohl's Corp.	(1.00%)	Quarterly	GSCO	12/20/23	913,000		7,667	13,364	(5,697)
Kohl's Corp.	(1.00%)	Quarterly	MSCS	12/20/23	138,000		1,159	2,518	(1,359)
Lloyds Bank PLC	(1.00%)	Quarterly	BOFA	12/20/22	196,000	EUR	(1,818)	(1,838)	20
Lloyds Bank PLC	(1.00%)	Quarterly	GSCO	12/20/23	210,000	EUR	(253)	341	(594)
Lloyds Bank PLC	(1.00%)	Quarterly	JPHQ	12/20/22	196,000	EUR	(1,818)	(2,003)	185
Lloyds Bank PLC	(1.00%)	Quarterly	JPHQ	12/20/23	67,000	EUR	(81)	1,062	(1,143)
Marubeni Corp.	(1.00%)	Quarterly	GSCO	6/20/22	27,269,000	JPY	(5,874)	(4,462)	(1,412)
Marubeni Corp.	(1.00%)	Quarterly	JPHQ	6/20/22	6,291,000	JPY	(1,355)	(1,088)	(267)
MBIA Inc.	(5.00%)	Quarterly	GSCO	12/20/23	116,000		(10,133)	(4,610)	(5,523)
MBIA Inc.	(5.00%)	Quarterly	GSCO	12/20/23	35,000		(3,057)	(1,647)	(1,410)
MBIA Inc.	(5.00%)	Quarterly	JPHQ	6/20/21	269,000		(22,965)	(19,735)	(3,230)
MBIA Inc.	(5.00%)	Quarterly	JPHQ	12/20/23	23,000		(2,009)	(895)	(1,114)
Mitsui O.S.K. Lines Ltd.	(1.00%)	Quarterly	JPHQ	6/20/22	9,678,000	JPY	(609)	(492)	(117)
Mitsui O.S.K. Lines Ltd.	(1.00%)	Quarterly	JPHQ	6/20/22	3,618,000	JPY	(228)	(184)	(44)
Novafives SAS	(5.00%)	Quarterly	BZWS	12/20/23	100,000	EUR	3,892	7,196	(3,304)
Pizzaexpress Financing 1
PLC	(5.00%)	Quarterly	GSCO	12/20/20	61,000	EUR	14,230	16,106	(1,876)
Softbank Group Corp.	(1.00%)	Quarterly	GSCO	12/20/23	12,747,000	JPY	4,900	5,410	(510)
Sprint Corp.	(5.00%)	Quarterly	JPHQ	12/20/23	90,000		(9,189)	(8,331)	(858)
Staples Inc.	(5.00%)	Quarterly	BZWS	12/20/23	75,000		(5,162)	2,130	(7,292)
Thomas Cook Group PLC .	(5.00%)	Quarterly	BZWS	12/20/20	60,000	EUR	6,416	5,967	449
Thomas Cook Group PLC .	(5.00%)	Quarterly	CITI	12/20/20	24,000	EUR	2,567	1,687	880
Thomas Cook Group PLC .	(5.00%)	Quarterly	CITI	12/20/20	36,000	EUR	3,850	3,453	397
Transocean Inc.	(5.00%)	Quarterly	BZWS	6/20/22	2,000		(137)	52	(189)
Transocean Inc.	(5.00%)	Quarterly	BZWS	12/20/23	17,000		(706)	2,132	(2,838)
Transocean Inc.	(5.00%)	Quarterly	GSCO	6/20/22	43,000		(2,956)	1,394	(4,350)
Transocean Inc.	(5.00%)	Quarterly	GSCO	6/20/23	98,000		(4,995)	(2,822)	(2,173)
Transocean Inc.	(5.00%)	Quarterly	GSCO	6/20/23	109,000		(5,556)	(2,235)	(3,321)
Transocean Inc.	(5.00%)	Quarterly	GSCO	6/20/23	34,000		(1,733)	(1,919)	186
Transocean Inc.	(5.00%)	Quarterly	GSCO	12/20/23	60,000		(2,490)	(5,507)	3,017
Transocean Inc.	(5.00%)	Quarterly	GSCO	12/20/23	60,000		(2,490)	(5,105)	2,615
Virgin Media Finance PLC .	(5.00%)	Quarterly	BZWS	12/20/23	63,000	EUR	(11,440)	(9,503)	(1,937)
Virgin Media Finance PLC .	(5.00%)	Quarterly	CITI	12/20/23	63,000	EUR	(11,440)	(9,288)	(2,152)
Virgin Media Finance PLC .	(5.00%)	Quarterly	GSCO	12/20/23	63,000	EUR	(11,440)	(9,288)	(2,152)
Weatherford International
Ltd.	(1.00%)	Quarterly	GSCO	6/20/21	1,000		273	120	153
Weatherford International
Ltd.	(1.00%)	Quarterly	JPHQ	6/20/21	2,000		546	253	293
Weatherford International
Ltd.	(1.00%)	Quarterly	JPHQ	6/20/21	30,000		8,193	2,906	5,287
Weatherford International
Ltd.	(1.00%)	Quarterly	JPHQ	6/20/21	25,000		6,828	3,033	3,795

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

		Periodic
		Payment						Unamortized
		Rate							Upfront	Unrealized
		Received	Payment		Maturity	Notional			Payments	Appreciation
Description		(Paid)	Frequency Counterparty		Date	Amount[a]		Value	(Receipts)	(Depreciation) Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Weatherford International
Ltd.		(1.00%)	Quarterly	JPHQ	6/20/21	$ 37,000		10,105	$4,404	$5,701
Weatherford International
Ltd.		(1.00%)	Quarterly	JPHQ	6/20/21	37,000		10,105	4,748	5,357
Weatherford International
Ltd.		(1.00%)	Quarterly	MSCS	6/20/21	25,000		6,828	2,966	3,862
Weatherford International
Ltd.		(1.00%)	Quarterly	MSCS	6/20/21	62,000		16,932	8,345	8,587
Contracts to Sell Protection[c,d]
Single Name
Avis Budget Group Inc.		5.00%	Quarterly	BZWS	12/20/22	27,000		2,679	2,011	668	BB
Frontier Communications
Corp.		5.00%	Quarterly	GSCO	12/20/23	65,000		(26,417)	(26,580)	163	CCC
Frontier Communications
Corp.		5.00%	Quarterly	GSCO	12/20/23	26,000		(10,567)	(10,444)	(123	) CCC
Jaguar Land Rover
Automotive PLC		5.00%	Quarterly	BZWS	12/20/21	60,000	EUR	(600)	(3,414)	2,814	BB-
Jaguar Land Rover
Automotive PLC		5.00%	Quarterly	JPHQ	12/20/21	60,000	EUR	(600)	(1,640)	1,040	BB-
Thomas Cook Group PLC	.	5.00%	Quarterly	BZWS	12/20/23	100,000	EUR	(22,513)	(23,818)	1,305	B
Thomas Cook Group PLC	.	5.00%	Quarterly	BZWS	12/20/23	100,000	EUR	(22,513)	(23,610)	1,097	B
Weatherford International
Ltd.		1.00%	Quarterly	GSCO	12/20/20	58,000		(12,596)	(9,325)	(3,271	) CCC-
Weatherford International
Ltd.		1.00%	Quarterly	GSCO	12/20/20	35,000		(7,601)	(6,803)	(798	) CCC-
Weatherford International
Ltd.		1.00%	Quarterly	JPHQ	12/20/20	92,000		(19,979)	(17,104)	(2,875	) CCC-
Weatherford International
Ltd.		1.00%	Quarterly	JPHQ	12/20/20	70,000		(15,201)	(13,310)	(1,891	) CCC-
Weatherford International
Ltd.		1.00%	Quarterly	JPHQ	12/20/20	32,000		(6,949)	(5,723)	(1,226	) CCC-
Total OTC Swap Contracts								$ 223,429	$215,131	$8,298
Total Credit Default Swap Contracts								$ 60,574	$184,187	$(123,613)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor's (S&P) Rating for single name swaps.
cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
dThe Fund enters contracts to sell protection to create a long credit position.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At February 28, 2019, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
						Value/Unrealized
	Payment	Maturity		Notional		Appreciation
Description	Frequency		Date	Amount*		(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3 Month GBP-LIBOR
Pay Fixed rate 1.75%	Semi-Annually	3/21/20		1,012,000			$2,886
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 1.75%	Semi-Annually	6/20/20		1,500,000			(14,315)
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.67%	Annually	3/21/23		4,762,919	CZK		4,214
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.74%	Annually	3/21/23		1,690,199	CZK		1,251
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.86%	Annually	3/21/23		7,291,583	CZK		3,715
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.88%	Annually	9/19/23		11,119,590	CZK		5,563
Receive Floating rate MIBOR
Pay Fixed rate 6.67%	Annually	6/20/23		13,265,333	INR		(4,237)
Receive Fixed rate 7.87%
Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23		4,661,493	MXN		(1,505)
Receive Fixed rate 7.89%
Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23		3,106,038	MXN		(845)
Receive Fixed rate 7.91%
Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23		3,834,360	MXN		(903)
Receive Fixed rate 7.95%
Pay Floating rate 1 Month MXN TIIE	Monthly	9/13/23		3,262,659	MXN		(543)
Receive Fixed rate 8.81%
Pay Floating rate 1 Month MXN TIIE	Monthly	12/13/23		13,101,845	MXN		20,722
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 2.25%	Semi-Annually	6/20/28		1,100,000			(34,397)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.41%	Semi-Annually	8/04/67		108,000	GBP		10,613
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.52%	Semi-Annually	3/20/69		253,637	GBP		7,885
Total Interest Rate Swap Contracts							$104

*In U.S. dollars unless otherwise indicated.

At February 28, 2019, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
							Value/Unrealized
		Payment	Counter-	Maturity		Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date		Value*	(Depreciation)

OTC Swap Contracts

Credit Contracts - Short[a]
iBoxx USD Liquid High Yield Index	1-Month LIBOR	Quarterly	MSCS	3/20/19		243,000		$(2,855)
iBoxx USD Liquid High Yield Index	1-Month LIBOR	Quarterly	MSCS	6/20/19		242,000		(2,844)

								(5,699)

Equity Contracts - Long[b]
Buckeye Partners LP	1-Month LIBOR + 0.65%	Monthly	JPHQ	6/10/19		30,923		(5,235)
Buckeye Partners LP	1-Month LIBOR + 0.85%	Monthly	BZWS	2/28/20		588,848		(157,541)
Energy Transfer Equity LP	1-Month LIBOR + 0.65%	Monthly	JPHQ	1/28/20		304,872		23,984
SunCoke Energy Partners LP	1-Month LIBOR + 2.50%	Monthly	MSCS	6/02/20		126,259		(7,647)

								(146,439)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Total Return Swap Contracts (continued)
							Value/Unrealized
		Payment	Counter-	Maturity	Notional		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*		(Depreciation)
OTC Swap Contracts (continued)
Fixed Income Contracts - Long[b]
Egyptian Treasury Bill	–	Monthly	DBAB	8/13/19	1,809,021	EGP	$2,142
Egyptian Treasury Bill	3-Month LIBOR + 0.50%	Monthly	GSCO	8/13/19	1,786,941	EGP	2,067
							4,209
Total Total Return Swap Contracts							$(147,929)

*In U.S. dollars unless otherwise indicated.
aThe Fund receives the variable financing rate and pays the total return on the underlying instrument.
bThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

Abbreviations
Counterparty		Currency		Selected Portfolio		Index
BOFA	Bank of America, N.A.	ARS	Argentine Peso	ADR	American Depositary Receipt	CDX.NA.HY	CDX North
BZWS	Barclays Bank PLC	CZK	Czech Koruna	ARLLMONP	Argentina Blended Policy Rate		America
High Yield
CITI	Citigroup, Inc.	EGP	Egyptian Pound	ARM	Adjustable Rate Mortgage
DBAB	Deutsche Bank AG	EUR	Euro	CLO	Collateralized Loan Obligation
GSCO	Goldman Sachs	GBP	British Pound	CMT	1-Year Constant Maturity Treasury
	International				Index
JPHQ	JP Morgan Chase Bank,	HUF	Hungarian Forint	DR	Discount Rate
N.A.
MSCS	Morgan Stanley Capital	INR	Indian Rupee	ETF	Exchange Traded Fund
Services LLC
		JPY	Japanese Yen	FHLMC	Federal Home Loan Mortgage Corp.
		MXN	Mexican Peso	FNMA	Federal National Mortgage
Association
		RUB	Russian Ruble	FRN	Floating Rate Note
		TRY	Turkish Lira	IO	Interest-Only
		USD	United States Dollar	LIBOR	London InterBank Offered Rate
		ZAR	South African Rand	MIBOR	Mumbai InterBank Offered Rate
				PIK	Payment In-Kind
				PRIBOR	Prague InterBank Offered Rate
				REIT	Real Estate Investment Trust
				SPDR	Standard & Poor Depositary Receipt
				TIIE	Interbank Equilibrium Interest Rate

Franklin Alternative Strategies Funds

Notes to Consolidated Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Alternative Strategies Fund, Franklin K2 Global Macro Opportunities Fund and Franklin K2 Long Short Credit Fund are included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, certain foreign currencies and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price, commodity price, and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate, equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin K2 Alternative Strategies Fund – Futures, forwards, swaps and options
Franklin K2 Global Macro Opportunities Fund – Futures, forwards and swaps
Franklin K2 Long Short Credit Fund – Futures, forwards, swaps and options

4. UNFUNDED LOAN COMMITMENTS
Certain or all Funds entered into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily.
Funded portions of credit agreements are presented in the Consolidated Statements of Investments.

At February 28, 2019, unfunded commitments were as follows:
Unfunded
Borrower	Commitment
Franklin K2 Alternative Strategies Fund
Grifols Worldwide Operations USA Inc., Term Loan	$120,000

Franklin K2 Long Short Credit Fund
Frontier Communications Corp., Term Loan A	$372,600
Neiman Marcus Group Ltd. LLC, Term Loan B	482,390
Pacific Gas & Electric Co., Term Loan	50,585
Uniti Group Inc., Term Loan B	63,118
$968,693

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended February 28, 2019, investments in affiliated management investment companies were as follows:

	Number of			Number of		Income		Net Change in
	Shares Held			Shares	Value	from	Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Securities	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Loaned	(Loss)	(Depreciation)

Franklin K2 Alternative Strategies Fund

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 2 .06%	10,700,000	54,573,000	(60,820,000)	4,453,000	$4,453,000	$93,132	$ —	$ —

6. INVESTMENTS IN K2 HOLDINGS INVESTMENT CORP. and K2 GMOF HOLDINGS CORP. (K2 SUBSIDIARIES)

Certain or all Funds invest in certain financial instruments and commodity-linked derivative investments through their respective investments in the K2 Subsidiaries. Both K2 Subsidiaries are Cayman Islands exempted companies with limited liability, are wholly-owned subsidiaries of their respective Funds, and are able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of their respective Funds. At February 28, 2019, the K2 Subsidiaries’ investments, as well as any other assets and liabilities of the K2 Subsidiaries, are reflected in the Funds’ Consolidated Statements of Investments. At February 28, 2019, the Funds’ investments in the K2

Subsidiaries were as follows:

		Consolidated	Subsidiary	% of Consolidated
Fund Name	Subsidiary Name[a]	Net Assets	Net Assets	Net Assets
Franklin K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$1,203,076,036	$15,334,304	1.3%
Franklin K2 Global Macro Opportunities Fund	K2 GMOF Holdings Corp.	$23,388,024	$5,419,579	23.2%
[a] The Funds’ investments in their respective K2 Subsidiaries are limited to 25% of consolidated assets.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of February 28, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Franklin K2 Alternative Strategies Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$865,902,848	$831	$	–[c]	$865,903,679
Convertible Bonds	–	84,863,909		–	84,863,909
Corporate Bonds and Notes	–	158,491,324		–	158,491,324
Corporate Bonds and Notes in Reorganization	–	8,956,845		–	8,956,845
Senior Floating Rate Interests	–	6,821,346		–	6,821,346
Foreign Government and Agency Securities	–	25,539,210		–	25,539,210
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	25,706,492		–	25,706,492
Municipal Bonds in Reorganization	–	2,527,075		–	2,527,075
Options Purchased	2,373,208	92,192		–	2,465,400
Short Term Investments	205,770,181	33,240,964		–	239,011,145
Total Investments in Securities	$774,046,237	$346,240,188	$	–[c]	$1,120,286,425
Other Financial Instruments:
Futures Contracts	$3,944,877	$–		$–	$3,944,877
Forward Exchange Contracts	–	1,937,337		–	1,937,337
Swap Contracts	–	5,802,028		–	5,802,028
Total Other Financial Instruments	$3,944,877	$7,739,365		$–	$11,684,242
Liabilities:
Other Financial Instruments:
Options Written	$681,576	$58,044		$–	$739,620
Securities Sold Short[a]	253,984,140	9,118,263		868,419	263,970,822
Futures Contracts	7,232,047	–		–	7,232,047
Forward Exchange Contracts	–	2,804,990		–	2,804,990
Swap Contracts	–	3,691,982		–	3,691,982
Unfunded Loan Commitments	–	100		–	100
Total Other Financial Instruments	$261,897,763	$15,673,379		$868,419	$278,439,561

	Level 1	Level 2		Level 3	Total
Franklin K2 Global Macro Opportunities Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$–	$390,090		$–	$390,090
Corporate Bonds and Notes	–	3,474,415		–	3,474,415
Corporate Bonds and Notes in Reorganization	–	7,426		–	7,426
Foreign Government and Agency Securities	–	1,353,152		–	1,353,152
Municipal Bonds in Reorganization	–	151,163		–	151,163
Short Term Investments	15,585,210	805,261		–	16,390,471
Total Investments in Securities	$15,585,210	$6,181,507		$–	$21,766,717
Other Financial Instruments:
Futures Contracts	$575,142	$–		$–	$575,142
Forward Exchange Contracts	–	324,632		–	324,632
Swap Contracts	–	54,855		–	54,855
Total Other Financial Instruments	$575,142	$379,487		$–	$954,629
Liabilities:
Other Financial Instruments:
Futures Contracts	$261,735	$–		$–	$261,735
Forward Exchange Contracts	–	351,958		–	351,958
Swap Contracts	–	60,340		–	60,340
Total Other Financial Instruments	$261,735	$412,298		$–	$674,033

	Level 1	Level 2	Level 3	Total
Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,903,151	$–	$–	$1,903,151
Convertible Bonds	–	855,926	–	855,926
Corporate Bonds and Notes	–	34,416,170	–	34,416,170
Corporate Bonds and Notes in Reorganization	–	711,489	–	711,489
Senior Floating Rate Interests	–	609,466	–	609,466
Foreign Government and Agency Securities	–	4,929,888	–	4,929,888
U.S. Government and Agency Securities	–	756,344	–	756,344
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	40,455,390	–	40,455,390
Municipal Bonds in Reorganization	–	511,100	–	511,100
Options Purchased	152,080	3,284	–	155,364
Short Term Investments	23,604,249	5,427,076	–	29,031,325
Total Investments in Securities	$25,659,480	$88,676,133	$–	$114,335,613
Other Financial Instruments:
Forward Exchange Contracts	$–	$81,642	$–	$81,642
Swap Contracts	–	352,177	–	352,177
Unfunded Loan Commitments	–	45,455	–	45,455
Total Other Financial Instruments	$–	$479,274	$–	$479,274
Liabilities:
Other Financial Instruments:
Options Written	$10,605	$–	$–	$10,605
Securities Sold Short[a]	301,482	5,733,232	–	6,034,714
Futures Contracts	28,291	–	–	28,291
Forward Exchange Contracts	–	71,299	–	71,299
Swap Contracts	–	623,615	–	623,615
Total Other Financial Instruments	$340,378	$6,428,146	$–	$6,768,524

a For detailed categories, see the accompanying Consolidated Statements of Investments.
b Includes common, preferred and convertible preferred stocks and management investment companies as well as other equity interests.
c Includes securities determined to have no value at February 28, 2019.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At February 28, 2019, the reconciliation of assets, is as follows:

									Net Change in
									Unrealized
									Appreciation
	Balance at			Transfer		Net	Net Unrealized	Balance at	(Depreciation)
	Beginning			Into (Out of)	Cost Basis	Realized	Appreciation	End of	on Assets Held
	of Period	Purchases	Sales	Level 3[a]	Adjustments	Gain (Loss)	(Depreciation)	Period	at Period End

Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:
Equity Investments[b]	$1,048,870	$-	$(679,501)	$(313,233)	$-	$193,865	$(250,001)	$-	$-
Asset-Backed Securities and
Commercial Mortgage-
Backed Securities	421,168	-	-	(389,536)	-	(5,796)	(25,836)	-	-

Total Investments in Securities	$1,470,038	$-	$(679,501)	$(702,769)	$-	$188,069	$(275,837)	$-	$-

a The investments were transferred out of Level 3 as a result of the availability of other significant observable valuation inputs. May include amounts related to a corporate action.
b Includes common and preferred stocks as well as other equity interests.

Level 3 investments in securities include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. They may also include fair value of immaterial financial instruments and/or other assets developed using various valuation techniques and unobservable inputs.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Consolidated Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2019

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

       Chief Accounting Officer

Date  April 26, 2019